Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 15, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	HAMPTON ROADS BANKSHARES INC
Entity Central Index Key	0001143155
Document Type	10-K
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding		170,265,150
Entity Public Float			$ 14,470,328

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and due from banks	$ 16,761	$ 18,241
Interest-bearing deposits in other banks	656	1,295
Overnight funds sold and due from Federal Reserve Bank ("FRB")	83,800	118,531
Investment securities available for sale, at fair value	276,455	284,470
Restricted equity securities, at cost	18,066	20,057
Loans held for sale	84,068	63,171
Loans	1,432,275	1,504,733
Allowance for loan losses	(48,382)	(74,947)
Net loans	1,383,893	1,429,786
Premises and equipment, net	78,657	87,565
Interest receivable	5,077	6,329
Foreclosed real estate and repossessed assets, net of valuation allowance	32,215	63,613
Intangible assets, net	2,410	3,751
Bank-owned life insurance	53,199	51,579
Other assets	18,835	18,472
Total assets	2,054,092	2,166,860
Deposits:
Noninterest-bearing demand	263,266	225,458
Interest-bearing:
Demand	519,799	540,262
Savings	59,876	61,218
Time deposits:
Less than $100	393,580	525,291
$100 or more	381,253	445,805
Total deposits	1,617,774	1,798,034
Federal Home Loan Bank borrowings	195,060	195,941
Other borrowings	41,002	40,617
Interest payable	4,882	3,751
Other liabilities	10,651	14,849
Total liabilities	1,869,369	2,053,192
Commitments and contingencies
Shareholders' equity:
Preferred stock - 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 170,265,150 and 34,561,145 shares issued and outstanding on December 31, 2012 and 2011, respectively	1,703	346
Capital surplus	586,347	492,998
Retained deficit	(411,386)	(386,295)
Accumulated other comprehensive income, net of tax	6,837	6,377
Total shareholders' equity before non-controlling interest	183,501	113,426
Non-controlling interest	1,222	242
Total shareholders' equity	184,723	113,668
Total liabilities and shareholders' equity	$ 2,054,092	$ 2,166,860

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	170,265,150	34,561,145
Common stock, shares outstanding	170,265,150	34,561,145

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Interest Income:
Loans, including fees	$ 74,162		$ 90,654		$ 114,596
Investment securities	7,893		9,365		6,749
Overnight funds sold and due from FRB	245		769		850
Interest-bearing deposits in other banks	2		3		4
Total interest income	82,302		100,791		122,199
Deposits:
Demand	2,003		3,484		11,653
Savings	78		126		408
Time deposits:
Less than $100	5,197		9,532		14,404
$100 or more	5,308		9,199		11,259
Interest on deposits	12,586		22,341		37,724
Federal Home Loan Bank borrowings	2,259		4,010		5,505
Other borrowings	2,433		2,973		3,011
Total interest expense	17,278		29,324		46,240
Net interest income	65,024		71,467		75,959
Provision for loan losses	14,994		67,850		211,800
Net interest income (expense) after provision for loan losses	50,030		3,617		(135,841)
Noninterest Income:
Service charges on deposit accounts	5,186		5,940		6,587
Mortgage banking revenue	18,403		8,369		11,269
Gain on sale of investment securities available for sale	627		1,481		468
Gain (loss) on sale of premises and equipment	(192)		(58)		165
Gain on sale of insurance company			1,251		0
Losses on foreclosed real estate and repossessed assets	(22,650)		(22,096)		(11,228)
Other-than-temporary impairment of securities (includes total other-than-temporary impairment losses of $0, $401, and $67, net of $0, $0, and $0 recognized in other comprehensive income for the years ended December 31, 2012, 2011, and 2010, respectively, before taxes)			(401)		(67)
Insurance revenue			2,656		4,512
Brokerage revenue	151		300		278
Income from bank-owned life insurance	1,620		1,818		1,858
Other	4,522		4,950		4,796
Total noninterest income	7,667		4,210		18,638
Noninterest Expense:
Salaries and employee benefits	39,321		43,246		45,844
Professional and consultant fees	7,565		11,072		7,418
Occupancy	7,558		9,752		9,006
FDIC insurance	4,609		11,230		4,278
Data processing	3,928		4,640		5,037
Problem loan and repossessed asset costs	3,850		5,668		4,711
Equipment	2,772		3,370		4,034
Other	11,824		14,698		15,004
Total noninterest expense	81,427		103,676		95,332
Loss before provision for income taxes (benefit)	(23,730)		(95,849)		(212,535)
Provision for income taxes (benefit)	(2,182)		2,153		(2,179)
Net loss	(21,548)		(98,002)		(210,356)
Net income attributable to non-controlling interest	3,543		612		983
Net loss attributable to Hampton Roads Bank shares, Inc.	(25,091)		(98,614)		(211,339)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock					(112,114)
Net loss available to common shareholders	$ (25,091)		$ (98,614)		$ (99,225)
Per Share:
Cash dividends declared	$ 0	[1]	$ 0	[1]	$ 0	[1]
Basic loss	$ (0.29)	[1]	$ (2.9)	[1]	$ (12.85)	[1]
Diluted loss	$ (0.29)	[1]	$ (2.9)	[1]	$ (12.85)	[1]
Basic and diluted weighted average shares outstanding	87,837,369		33,984,795		7,722,817

[1]	All prior period amounts have been restated to give retroactive effect to the 1 for 25 shares reverse stock split that occurred on April 27, 2011.

Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Operations [Abstract]
Shareholders' equity, reverse stock split	All prior period amounts have been restated to give retroactive effect to the 1 for 25 shares reverse stock split that occurred on April 27, 2011.
Gain recognized as an other-than-temporary impairment	$ 0	$ 401	$ 67
Net other-than-temporary impairment losses	$ 0	$ 0	$ 0

Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (21,548)	$ (98,002)	$ (210,356)
Other comprehensive income, net of tax
Change in unrealized gain/loss on securities available for sale	1,087	7,513	1,559
Reclassification adjustment for securities gain included in net income	(627)	(1,481)	(468)
Other comprehensive income, net of tax	460	6,032	1,091
Comprehensive loss	(21,088)	(91,970)	(209,265)
Comprehensive income attributable to non-controlling interest	3,543	612	983
Comprehensive loss attributable to Hampton Roads Bank shares, Inc.	$ (24,631)	$ (92,582)	$ (210,248)

Consolidated Statement of Changes in Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified		Total	Preferred Stock	Common Stock	Capital Surplus	Retained Earnings (Deficit)		Accumulated Other Comprehensive Income (Loss)	Non-Controlling Interest
Beginning Balance, Amount at Dec. 31, 2009	[1]	$ 125,013	$ 134,970	$ 553	$ 178,684	$ (188,448)		$ (746)
Beginning Balance, Shares at Dec. 31, 2009	[1]		141,163	890,648
Comprehensive Income (loss):
Net income (loss)		(210,356)				(211,339)			983
Other comprehensive income		1,091						1,091
Shares issued related to:
Stock offering, net of issuance costs, Shares				28,525,911
Stock offering, net of issuance costs		260,260		286	259,974
Amortization of fair market value adjustment			302			(302)
Preferred stock dividend declared and amortization of preferred stock discount		1,506	827			679
Rights offering shares				974,091
Rights offering		9,741		10	9,731
Conversion of preferred stock to common stock, shares			(141,163)	3,001,262
Conversion of preferred stock to common stock			(136,099)	30	24,332	111,737
Change in par value from $0.625 to $0.01				(545)	545
Stock-based compensation expense		157			157
Forfeiture of non-vested stock, shares				(436)
Forfeiture of non-vested stock		(38)			(38)
Change in stock financed		4,000			4,000
Distributed non-controlling interest		(579)				(8)			(571)
Ending Balance, Amount at Dec. 31, 2010		190,795		334	477,385	(287,681)		345	412
Ending Balance, Shares at Dec. 31, 2010				33,391,476
Comprehensive Income (loss):
Net income (loss)		(98,002)				(98,614)			612
Other comprehensive income		6,032						6,032
Shares issued related to:
Stock offering, net of issuance costs, Shares				1,169,789
Stock offering, net of issuance costs		15,515		12	15,503
Stock-based compensation expense		110			110
Forfeiture of non-vested stock, shares				(120)
Change in stock financed		0
Distributed non-controlling interest		(782)							(782)
Ending Balance, Amount at Dec. 31, 2011		113,668		346	492,998	(386,295)	[1]	6,377	242
Ending Balance, Shares at Dec. 31, 2011				34,561,145
Comprehensive Income (loss):
Net income (loss)		(21,548)				(25,091)			3,543
Other comprehensive income		460						460
Shares issued related to:
Stock offering, net of issuance costs, Shares				71,429,459
Stock offering, net of issuance costs		47,135		714	46,421
Rights offering and standby purchase net of issuance costs, shares				64,287,848
Rights offering and standby purchase net of issuance costs		43,921		643	43,278
Stock-based compensation expense		165			165
Common stock surrendered and repurchased		(15)			(15)
Change in stock financed		3,500			3,500
Common stock surrendered and repurchased, Shares				(13,302)
Distributed non-controlling interest		(2,563)							(2,563)
Ending Balance, Amount at Dec. 31, 2012		$ 184,723		$ 1,703	$ 586,347	$ (411,386)		$ 6,837	$ 1,222
Ending Balance, Shares at Dec. 31, 2012				170,265,150

[1]	All prior period amounts have been restated to give retroactive effect to the 1 for 25 shares reverse stock split that occurred on April 27, 2011.

Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2012 Capital Surplus	Dec. 31, 2011 Capital Surplus	Dec. 31, 2010 Capital Surplus
Stock offering, issuance costs	$ 2,865	$ 665	$ 25,000	$ 2,865	$ 665	$ 25,000
Rights offering, net of issuance costs	$ 1,080			$ 1,080
Common stock, par value			$ 0.01			$ 0.01
Common stock, previous par value			$ 0.625			$ 0.625

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net loss	$ (21,548)	$ (98,002)	$ (210,356)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	4,050	4,454	5,075
Amortization of intangible assets and fair value adjustments	1,720	615	(726)
Provision for loan losses	14,994	67,850	211,800
Proceeds from mortgage loans held for sale	640,551	386,705	449,253
Originations of mortgage loans held for sale	(661,448)	(427,377)	(459,137)
Stock-based compensation expense	165	110	157
Net amortization of premiums and accretion of discounts on investment securities available for sale	3,835	2,838	1,536
(Gain) loss on sale of premises and equipment	192	58	(165)
Losses on foreclosed real estate and repossessed assets	22,650	22,096	11,228
Gain on sale of investment securities available for sale	(627)	(1,481)	(468)
Gain on sale of insurance company		(1,251)	0
Income from bank-owned life insurance	(1,620)	(1,818)	(1,858)
Other-than-temporary impairment of securities		401	67
Changes in:
Interest receivable	1,252	949	1,510
Other assets	(363)	18,232	9,878
Interest payable	1,131	107	71
Other liabilities	(4,198)	(7,501)	3,869
Net cash provided by (used in) operating activities	736	(33,015)	21,734
Investing Activities:
Proceeds from maturities and calls of investment securities available for sale	83,988	105,982	28,751
Proceeds from sale of investment securities available for sale	87,518	69,912	2,605
Purchase of investment securities available for sale	(166,239)	(121,859)	(204,189)
Proceeds from sale of restricted equity securities	3,456	4,630	9,147
Purchase of restricted equity securities	(1,465)	(324)	(3,731)
Net decrease in loans	4,422	242,990	212,304
Proceeds from sale of insurance company		5,783	0
Purchase of premises and equipment	(2,918)	(2,495)	(1,731)
Proceeds from sale of premises and equipment	7,873	3,952	1,039
Proceeds from sale of foreclosed real estate and repossessed assets	37,425	33,699	9,452
Net cash provided by investing activities	54,060	342,270	53,647
Financing Activities:
Net decrease in deposits	(180,057)	(621,766)	(73,837)
Repayments of Federal Home Loan Bank borrowings	(67)	(15,067)	(11,566)
Repayments of other borrowings		(10,000)	0
Distributed non-controlling interest	(2,563)	(782)	(579)
Issuance of stock offering shares, net	47,135	15,515	260,260
Issuance of right offering shares, net	43,921	0	9,741
Forfeiture of nonvested stock		0	(38)
Common stock surrendered and repurchased	(15)	0
Preferred stock dividends paid and amortization of preferred stock discount		0	1,506
Net cash provided by (used in) financing activities	(91,646)	(632,100)	185,487
Increase (decrease) in cash and cash equivalents	(36,850)	(322,845)	260,868
Cash and cash equivalents at beginning of period	138,067	460,912	200,044
Cash and cash equivalents at end of period	101,217	138,067	460,912
Supplemental cash flow information:
Cash paid for interest	16,147	29,217	46,169
Cash paid for (refunded from) income taxes	(6,043)	(14,666)	1,181
Supplemental non-cash information:
Change in unrealized gain on securities available for sale	460	6,032	1,488
Transfer between loans and other real estate owned	28,677	59,985	71,236
Change in stock financed	(3,500)	0	(4,000)
Unpaid stock issuance costs included in other liabilities		$ 0	$ 8,326

Basis of Financial Statement Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Basis of Financial Statement Presentation and Summary of Significant Accounting Policies [Abstract]
Basis of Financial Statement Presentation and Summary of Significant Accounting Policies
(1)	Basis of Financial Statement Presentation and Summary of Significant Accounting Policies

Basis of Presentation. Hampton Roads Bankshares, Inc. (the “Company”) is a multi-bank holding company incorporated in 2001 under the laws of the Commonwealth of Virginia. The consolidated financial statements of Hampton Roads Bankshares, Inc. include the accounts of the Company and its wholly-owned subsidiaries: Bank of Hampton Roads (“BOHR”), Shore Bank (“Shore” and collectively with BOHR, the “Banks”), and Hampton Roads Investments, Inc., as well as their wholly-owned subsidiaries: Harbour Asset Servicing, Inc.; Gateway Bank Mortgage, Inc.; Gateway Investment Services, Inc.; and Shore Investments, Inc. The Company also owns all of the common stock of Gateway Capital Statutory Trust I, Gateway Capital Statutory Trust II, Gateway Capital Statutory Trust III, and Gateway Capital Statutory Trust IV (collectively, the “Gateway Capital Trusts”). The Gateway Capital Trusts are not consolidated as part of the Company’s consolidated financial statements. However, the junior subordinated debentures issued by the Company to the Gateway Capital Trusts are included in long-term borrowings, and the Company’s equity interest in the Gateway Capital Trusts is included in other assets. Additionally, all significant intercompany balances and transactions have been eliminated in consolidation.

The Company primarily engages in the general community and commercial banking business, targeting the banking needs of individuals and small- to medium-sized businesses in its primary service areas, which include the Hampton Roads region of southeastern Virginia, the Northeastern and Research Triangle regions of North Carolina, the Eastern Shore of Virginia, Maryland, and Delaware, and Richmond, Virginia. The Company’s primary products are traditional loan and deposit banking services. In addition, the Company offers mortgage banking services with loans that are sold in the secondary market and securities brokerage activities via an unaffiliated broker-dealer. In October 2010, the Company terminated its title insurance and settlement services for real estate transactions, and in August 2011, the Company sold its insurance agency business.

On September 28, 2010, the holders of the Company’s Common Stock, par value $0.01 per share (the “Common Stock”), approved an amendment to the Company’s Amended and Restated Articles of Incorporation (the “Articles”) to effect a reverse stock split of the Common Stock. On March 18, 2011, the Board of Directors of the Company unanimously adopted resolutions approving an amendment to the Articles to effect a 1-for-25 reverse stock split of all outstanding shares of the Common Stock, effective April 27, 2011 (the “Reverse Stock Split”). Shareholders received one new share of Common Stock in replacement of every twenty-five shares they held on that date. The Reverse Stock Split did not change the aggregate value of any shareholder’s shares of Common Stock or any shareholder’s ownership percentage of the Common Stock, except for minimal changes resulting from the treatment of fractional shares. The Company did not issue any fractional shares as a result of the Reverse Stock Split. The number of shares issued to each shareholder was rounded up to the nearest whole number. All previously reported share and per share amounts in the accompanying consolidated financial statements and related notes have been restated to reflect the reverse stock split.

Use of Estimates. The preparation of consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make assumptions, judgments, and estimates that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the periods presented. Actual results could differ from those estimates. Material estimates that are particularly susceptible to changes in the near term are the allowance for loan losses, the valuation of deferred taxes, the valuation of foreclosed real estate, and the fair value of financial instruments.

Summary of Significant Accounting Policies. The following is a summary of the significant accounting and reporting policies used in preparing the consolidated financial statements.

Cash and Due from Bank Accounts. For the purpose of presentation in the consolidated statements of cash flows, the Company considers cash and due from banks, interest-bearing deposits in other banks, and overnight funds sold and due from the Federal Reserve Bank of Richmond (“FRB”) as cash and cash equivalents. Cash and cash equivalents are used for daily cash management purposes, management of short-term interest rate opportunities, and liquidity. The Company is required to maintain average reserve balances in cash with the FRB. The amounts of daily average required reserves for the final weekly reporting period were $18.0 million and $18.1 million at December 31, 2012 and 2011, respectively.

Investment Securities. Except for the restricted equity securities, all investment securities are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income, net of tax. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Securities are evaluated for possible impairment when the fair value of the security is less than its amortized cost. For debt securities, impairment is considered other-than-temporary and recognized in its entirety in the consolidated statements of operations if either we intend to sell the security or it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis. If, however, we do not intend to sell the security and it is not more likely than not that we will be required to sell the security before recovery, we must determine what portion of the impairment is attributable to a credit loss, which occurs when the amortized cost basis of the security exceeds the present value of the cash flows expected to be collected from the security. If there is credit loss, the loss must be recognized in the consolidated statements of operations and the remaining portion of impairment must be recognized in other comprehensive income. For equity securities, impairment is considered to be other-than-temporary based on our ability and intent to hold the investment until a recovery of fair value. Other-than-temporary impairment of an equity security results in a write-down that must be included in the consolidated statements of operations. We regularly review each investment security for other-than-temporary impairment based on criteria that include the extent to which cost exceeds market price, the duration of that market decline, the financial health of and specific prospects for the issuer, our best estimate of the present value of cash flows expected to be collected from debt securities, our intention with regard to holding the security to maturity, and the likelihood that we would plan to sell or be required to sell the security before recovery. All identified impairments on investment securities are taken in the periods identified.

Restricted Equity Securities. As a requirement for membership, the Company invests in stock of the Federal Home Loan Bank of Atlanta (“FHLB”), FRB, Community Bankers’ Bank, and United Partners Bank. These investments are carried at cost due to the redemption provisions of these entities and the restricted nature of the securities. Management reviews for impairment based on the ultimate recoverability of the cost basis of these stocks.

Loans Held for Sale. The Company originates single family, residential, first lien mortgage loans that have been sold to secondary market investors on a best efforts and mandatory delivery basis. The Company classifies these loans as held for sale. The Company enters into commitments to originate or purchase residential mortgage loans whereby the interest rate of the loan was agreed to prior to funding (“interest rate lock commitments”). Interest rate lock commitments on residential mortgage loans that the Company intends to sell in the secondary market are considered derivatives. These derivatives are carried at fair value with changes in fair value reported as a component of gain on sale of the loans. The Company manages its exposure to changes in fair value associated with these interest rate lock commitments by entering into simultaneous agreements to sell the residential loans shortly after their origination and funding to third party investors.

Under the best efforts basis, loans originated for sale are primarily sold in the secondary market as whole loans. Whole loan sales are executed with the servicing rights being released to the buyer upon the sale, with the gain or loss on the sale equal to the difference between the proceeds received and the carrying value of the loans sold. Under the mandatory delivery basis, mortgage loans held for sale and commitments to borrowers to originate loans at agreed upon interest rates expose the Company to changes in market rates and conditions subsequent to the interest rate lock and funding date. The Company’s risk management strategy related to its interest rate lock commitment derivatives and loans held for sale includes using mortgage-based derivatives such as forward delivery commitments and To-Be-Announced securities in order to mitigate market risk.

Mortgage loans held for sale are carried at the lower of cost or fair value in the aggregate. The fair value of mortgage loans held for sale is determined using current secondary market prices for loans with similar coupons, maturities, and credit quality. The fair value of mortgage loans held for sale is impacted by changes in market interest rates. Net unrealized losses, if any, are recognized through a valuation allowance.

Loans. The Company grants commercial, real estate, and consumer loans to customers. A substantial portion of the loan portfolio is represented by both commercial and residential mortgage loans throughout Virginia, Maryland, and North Carolina. The ability of the Company’s debtors to honor their contracts is dependent upon several factors, including the value of the real estate and general economic conditions in this area. Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding unpaid principal balances adjusted for charge-offs and any deferred fees or costs on originated or purchased loans. Interest income is accrued on the unpaid principal balance unless the loan is considered impaired (refer to discussion below). Loan origination fees, net of certain direct origination costs, are deferred over the life of the loan and recognized as an adjustment of the related loan yield using the interest method except for lines of credit and loans with terms of 12 months or less where the straight-line method is used. Net fees related to standby letters of credit are recognized over the commitment period. In those instances when a loan prepays, the remaining deferred fee is recognized in the consolidated statements of operations.

Allowance for Loan Losses. The allowance for loan losses is a valuation allowance consisting of the cumulative effect of the provision for loan losses, less loans charged off, plus any amounts recovered on loans previously charged off. The provision for loan losses is the amount necessary, in management’s judgment, to maintain the allowance for loan losses at a level it believes sufficient to cover incurred losses in the collection of the Company’s loans. Loans are charged against the allowance when, in management’s opinion, they are deemed wholly or partially uncollectible. Recoveries of loans previously charged off are credited to the allowance when realized.

The allowance consists of specific, general, and unallocated components. The specific component relates to loans that are determined to be impaired. For those loans, an allowance is established when the discounted cash flows, collateral value, or observable market price of the impaired loan is lower than the carrying value of that loan. The general component covers non-impaired loans. The unallocated component covers uncertainties that could affect management’s estimate of probable losses.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical loss experience, risk characteristics of the various categories of loans, adverse situations affecting individual loans, loan risk grades, estimated value of any underlying collateral, input by regulators, and prevailing economic conditions. Further adjustments to the allowance for loan losses may be necessary based on changes in economic and real estate market conditions, further information regarding known problem loans, results of regulatory examinations, the identification of additional problem loans, and other factors. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

Impaired Loans. A loan is considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Certain loans are individually evaluated for impairment in accordance with the Company’s ongoing loan review procedures. Smaller balance homogeneous loans are collectively evaluated for impairment. Impaired loans are measured at the present value of their expected future cash flows by discounting those cash flows at the loan’s effective interest rate or at the loan’s observable market price. The difference between this discounted amount and the loan balance is recorded as an allowance for loan losses. For collateral dependent impaired loans, impairment is measured based upon the fair value of the underlying collateral. The Company will reduce the carrying value of the loan to the estimated fair value of the collateral less estimated selling costs through a charge off to the allowance for loan losses. The Company’s policy is to charge off impaired loans at the time of foreclosure, repossession, or liquidation or at such time any portion of the loan is deemed to be uncollectible and in no case later than 180 days in nonaccrual status. Once a loan is considered impaired, it continues to be considered impaired until the collection of all contractual interest and principal is considered probable or the balance is charged off.

Nonaccrual and Past Due Loans. Loans are placed in nonaccrual status when the collection of principal or interest becomes uncertain, part of the balance has been charged off and no restructuring has occurred, or the loans reach 90 days past due, whichever occurs first. When loans are placed in nonaccrual status, interest receivable is reversed against interest income recognized in the current year. Interest payments received thereafter are applied as a reduction of the remaining principal balance so long as doubt exists as to the ultimate collection of some or all of the contractual principal amount. Loans are removed from nonaccrual status when they become current as to both principal and interest and when the collection of principal and interest is no longer considered doubtful.

Modifications. A restructured or modified loan results in a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the creditor grants a concession. TDRs are included in impaired loans and can be in accrual or nonaccrual status. Those in nonaccrual status are returned to accrual status after a period (generally at least six months) of performance under which the borrower demonstrates the ability and willingness to repay the loan.

Premises and Equipment. Land is reported at cost, while premises and equipment are reported at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which range from three years for equipment to 40 years for premises. Leasehold improvements are amortized on a straight-line basis over the terms of the respective leases, including renewal options or the estimated useful lives of the improvements, whichever is shorter. Routine holding costs are charged to expense as incurred, while significant improvements are capitalized.

Long-Lived Assets. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Foreclosed Real Estate and Repossessed Assets. Foreclosed real estate and repossessed assets include real estate acquired in the settlement of loans and other repossessed collateral and is initially recorded at the lower of the recorded loan balance or estimated fair value less estimated disposal costs. At foreclosure, any excess of the loan balance over the fair value of the property is charged to the allowance for loan losses. Subsequently, if there is an indicated decline in the estimated fair value of the property, an impairment is recognized through a loss on foreclosed real estate and repossessed assets with an offsetting allowance for losses on foreclosed assets which reduces the carrying value of individual properties. The allowance is only reduced for charge-offs once the property is sold. Costs to bring a property to salable condition are capitalized up to the fair value of the property while costs to maintain a property in salable condition are expensed as incurred. Losses on subsequent impairments recognized and gains and losses upon disposition of foreclosed real estate are recognized in losses on foreclosed real estate and repossessed assets within noninterest income.

Intangible Assets. Acquired intangible assets are recognized if the benefit of the assets can be sold, transferred, licensed, rented, or exchanged. They are amortized over their estimated useful lives ranging from three to eight years.

Bank-Owned Life Insurance. The Company purchased life insurance policies on the lives of certain officers. The policies are recorded as an asset at the cash surrender value of the policies. Increases or decreases in the cash surrender value, other than proceeds from death benefits, are recorded as income from bank-owned life insurance in noninterest income. Proceeds from death benefits first reduce the cash surrender value attributable to the individual policy and then any additional proceeds are recorded as noninterest income.

Fair Value. The Company classifies financial assets and liabilities measured at fair value into three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. Valuation methodologies for the fair value hierarchy are as follows: obtaining fair value via quoted prices in active markets for identical assets or liabilities (Level 1), having observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities (Level 2), and using unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities (Level 3).

Off-Balance Sheet Credit Exposures. The Company, in the normal course of business to meet the financing needs of its customers, is a party to financial instruments with off-balance sheet risk. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve, to varying degrees, elements of credit risk which have not been fully recognized in the consolidated balance sheets. The contract amount of these instruments reflects the extent of the Company’s involvement or “credit risk.” The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

Revenue Recognition. Revenue earned on interest-earning assets is recognized based on the effective yield of the financial instrument; refer to discussion above under the caption Nonaccrual and Past Due Loans for the Company’s accounting policy for the suspension of interest revenue recognition. Service charges on deposit accounts are recognized as charged. Credit-related fees, including letter of credit fees, are recognized in interest income when earned.

Advertising Costs. Advertising costs are expensed as incurred.

Share-Based Compensation. To account for share-based compensation, the Company uses the fair value method, which requires that compensation cost relating to share-based transactions be recognized in the consolidated financial statements. The fair value of stock options is estimated at the date of grant using a lattice option pricing model. Grants of restricted stock awards and/or units are valued based on closing market price of the Company’s stock on the day of grant. Stock options and restricted stock granted with pro-rata vesting schedules are expensed over the vesting period on a straight-line basis. The Company’s policy is to use authorized and unissued common shares to satisfy all share-based awards when the terms of the award provide that it will be equity settled at the Company’s election. All of the Company’s share-based awards are equity-classified.

Income Taxes. Deferred income tax assets and liabilities are determined using the balance sheet method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws.

A deferred tax liability is recognized for all temporary differences that will result in future taxable income; a deferred tax asset is recognized for all temporary differences that will result in future tax deductions, subject to reduction of the asset by a valuation allowance in certain circumstances. This valuation allowance is recognized if, based on an analysis of available evidence, management determines that it is more likely than not that some portion or all of the deferred tax asset will not be realized. The valuation allowance is subject to ongoing adjustment based on changes in circumstances that affect management’s judgment about the realizability of the deferred tax asset. Adjustments to increase or decrease the valuation allowance are charged or credited, respectively, to income tax expense.

The impact of a tax position is recognized in the financial statements if it is probable that position is more likely than not to be sustained by the taxing authority. Benefits from tax positions are measured at the highest tax benefit that is greater than 50% likely of being realized upon settlement. To the extent that the final tax outcome of these matters is different from the amounts recorded, the differences (both favorably and unfavorably) impact income tax expense in the period in which the determination is made. The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

Per Share Data. Basic earnings (loss) per share is computed by dividing net income (loss) available to common shareholders by the number of weighted average common shares outstanding for the period. Diluted earnings (loss) per share reflects the dilutive effect of stock options using the treasury stock method. For the years ended December 31, 2012, 2011, and 2010, all options were anti-dilutive since the Company had a net loss available to common shareholders.

Comprehensive Income (Loss). Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in net income or loss. Certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the balance sheet. Such items, along with the operating net income or loss, are components of comprehensive income or loss.

Reclassification. Certain 2011 and 2010 amounts have been reclassified to conform to the 2012 presentation. In 2011 the Company reclassified its segment footnote to separate the “bank” category into “BOHR” and “Shore” as they are considered separate entities. The insurance (for the applicable years), brokerage, and holding company information was combined into “Other.” Additionally, numerous items were restated to give retroactive effect for the 1 for 25 shares reverse stock split that occurred on April 27, 2011.

Recent Accounting Pronouncements

On January 1, 2012, the Company adopted ASU 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which required us to report the level in the fair value hierarchy of assets and liabilities not measured at fair value in the balance sheet but for which fair value is disclosed and to expand existing disclosures.

On January 1, 2012, the Company adopted ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income. The standard required the Company to present comprehensive income in a single continuous statement or in two separate but consecutive statements. The standard was applied retrospectively. The adoption of the new guidance resulted in the addition of new Consolidated Statements of Comprehensive Loss included in the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted the new accounting standards Intangibles – Goodwill and Other, Transfers and Servicing – Repurchase Agreements, and Financial Services – Insurance. The adoption of these new accounting standards did not impact our financial condition or results of operations.

In December 2011, the FASB issued ASU 2011-11, Disclosures About Offsetting Assets and Liabilities that facilitates comparison between U.S. GAAP and IFRS by requiring companies provide enhanced disclosures for financial instruments and derivative instruments to enable users to evaluate the effect or potential effect of netting arrangements. The amendment is to be applied retrospectively for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. The adoption of the new guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Regulatory Matters
(2)	Regulatory Matters

Effective June 17, 2010, the Company and BOHR entered into a written agreement (herein called the “Written Agreement”) with the FRB and the Bureau of Financial Institutions of the Virginia State Corporation Commission (“Bureau of Financial Institutions”). The Company’s other banking subsidiary, Shore, is not a party to the Written Agreement.

Written Agreement

Under the terms of the Written Agreement, BOHR agreed to develop and submit for approval, within the time periods specified, plans to (a) strengthen board oversight of management and BOHR’s operations, (b) strengthen credit risk management policies, (c) improve BOHR’s position with respect to loans, relationships, or other assets in excess of $2.5 million that are now, or may in the future become, past due more than 90 days, are on BOHR’s problem loan list, or adversely classified in any report of examination of BOHR, (d) review and revise, as appropriate, current policy and maintain sound processes for determining, documenting, and recording an adequate allowance for loan losses, (e) improve management of BOHR’s liquidity position and funds management policies, (f) provide contingency planning that accounts for adverse scenarios and identifies and quantifies available sources of liquidity for each scenario, (g) reduce BOHR’s reliance on brokered deposits, and (h) improve BOHR’s earnings and overall condition.

In addition, BOHR agreed that it will (a) not extend, renew, or restructure any credit that has been criticized by the FRB or the Bureau of Financial Institutions absent prior board of directors approval in accordance with the restrictions in the Written Agreement, (b) eliminate all assets or portions of assets classified as “loss,” and therefore, charge off all assets classified as “loss” in a federal or state report of examination, unless otherwise approved by the FRB, (c) comply with legal and regulatory limitations on indemnification payments and severance payments, and (d) appoint a committee to monitor compliance with the terms of the Written Agreement.

The Company also agreed that it will (a) not make any other form of payment representing a reduction in BOHR’s capital or make any distributions of interest, principal, or other sums on subordinated debentures or trust preferred securities absent prior regulatory approval, (b) take all necessary steps to correct certain technical violations of law and regulation cited by the FRB, (c) refrain from guaranteeing any debt without the prior written approval of the FRB and the Bureau of Financial Institutions, and (d) refrain from purchasing or redeeming any shares of its stock without the prior written consent of the FRB or the Bureau of Financial Institutions.

Under the terms of the Written Agreement, both the Company and BOHR agreed to submit capital plans to maintain sufficient capital at the Company, on a consolidated basis, and to refrain from declaring or paying dividends absent prior regulatory approval.

To date, the Company and BOHR have complied with the actions required by the FRB and the Bureau of Financial Institutions under the terms of the Written Agreement. The Risk Committee has been appointed to oversee the Company’s compliance with the terms of the Written Agreement and has met quarterly to review compliance. Written plans have been submitted and implemented for strengthening board oversight, strengthening credit risk management practices, improving liquidity, reducing the reliance on brokered deposits, improving capital, and curing the technical violations of law and regulations. The Company has also submitted and implemented written policies and procedures for maintaining an adequate allowance for loan losses and its plans for all foreclosed real estate and nonaccrual and delinquent loans in excess of $2.5 million. Additionally, the Company instituted the required review process for all classified loans. The Company charged off the assets identified as loss from the previous examination. As of December 31, 2012, the Company exceeded the regulatory capital minimums and BOHR and Shore were both considered “well capitalized” under the risk-based capital standards. As a result, management believes the Company and BOHR are in full compliance with the terms of the Written Agreement.

Capital Raise	12 Months Ended
Dec. 31, 2012
Capital Raise [Abstract]
Capital Raise
(3)	Capital Raise

During 2012 the Company closed on a capital raise (the “Capital Raise”), which resulted in $95.0 million in gross proceeds for which the Company issued, in the aggregate, 135,717,307 shares of Common Stock at a price of $0.70 per share. The Capital Raise was comprised of three components (i) a private placement, (ii) a rights offering, and (iii) a standby purchase of shares not purchased in the rights offering.

In connection with the first component of the Capital Raise, on May 21, 2012, the Company entered into a standby purchase agreement (the “Standby Purchase Agreement”) with the following entities or their affiliates or managed funds: The Carlyle Group, L.P. (“Carlyle”), Anchorage Capital Group, L.L.C. (“Anchorage”), and CapGen Capital Group VI LP (“CapGen” and, together with Carlyle and Anchorage, the “Investors”). The Standby Purchase Agreement provided for, among other things, the sale of an aggregate of $50.0 million of the Company’s common stock at a price of $0.70 per share to the Investors. On June 27, 2012 the Company closed on the first component of the Capital Raise, the $50.0 million Private Placement (the “Private Placement”), selling a total of 71,429,459 shares of the Company’s common stock at a price of $0.70 per share pursuant to the Investors. In the Private Placement, Carlyle purchased 18,520,757 shares, Anchorage purchased 19,197,431 shares, and CapGen purchased 33,710,394 shares.

In connection with the Private Placement, and as required by the Standby Purchase Agreement, affiliates of the Investors terminated warrants they held to purchase 1,836,302 shares of the Company’s common stock at $10.00 per share. The Investors each received a fee of $1.0 million in cash, for a total payment of $3.0 million, as compensation for performing their respective obligations under the Standby Purchase Agreement in connection with the Private Placement. Each of the Investors was reimbursed for its fees and expenses.

On September 27, 2012, the Company closed on the second component of the Capital Raise, a public common stock rights offering (the “Rights Offering”). The Company issued 21,000,687 shares of Common Stock, at a price of $0.70 per share, to holders of its Common Stock who elected to participate in the Rights Offering. Total proceeds from the Rights Offering were $14.7 million.

In connection with the Rights Offering, the Standby Purchase Agreement provided that the Investors would purchase from the Company, at the subscription price, a portion of the shares, if any, up to an aggregate of 53,518,176 shares, not subscribed for in the Rights Offering (the “Standby Purchase”). On September 27, 2012, pursuant to the terms of the Standby Purchase Agreement, the Company closed on the third component of the Capital Raise where the Investors purchased a total of 43,287,161 shares of the Company’s Common Stock at $0.70 per share. Carlyle purchased 16,007,143 shares, Anchorage purchased 16,007,143 shares, and CapGen purchased 11,272,875 shares. Total proceeds from the Standby Purchase were $30.3 million.

As a result of the Capital Raise and resulting downstream contribution from the Company, BOHR now qualifies as “well capitalized” under all regulatory capital ratios. The Capital Raise resulted in an adjustment to the warrant to purchase Common Stock currently held by the United States Treasury Department (the “Treasury”). The Treasury holds a warrant (the “Treasury Warrant”) that, before the Capital Raise, entitled it to purchase 53,035 shares of Common Stock at an exercise price of $10.00 per share. As a result of the anti-dilution provisions of the Treasury Warrant, the Capital Raise caused the number of shares purchasable under the Treasury Warrant to be adjusted to 757,643 shares of our Common Stock and the exercise price to purchase such shares to be adjusted to $0.70 per share.

Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Investment Securities
(4)	Investment Securities

The amortized cost and fair values of investment securities available for sale (in thousands) at December 31, 2012 and 2011 were as follows.

	2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. agency securities	$31,522	$1,477	$11	$32,988
State and municipal securities	527	104	—	631
Corporate bonds	2,864	89	—	2,953
Mortgage-backed securities—agency	202,024	5,431	261	207,194
Mortgage-backed securities—non-agency	32,161	476	485	32,152
Equity securities	520	44	27	537

Total investment securities available for sale	$269,618	$7,621	$784	$276,455

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. agency securities	$48,854	$1,101	$35	$49,920
State and municipal securities	529	79	—	608
Corporate bonds	2,811	—	115	2,696
Mortgage-backed securities—agency	224,578	5,688	330	229,936
Equity securities	1,341	1	32	1,310

Total investment securities available for sale	$278,113	$6,869	$512	$284,470

For the year ended December 31, 2012, proceeds from sales of investment securities available for sale were $87.5 million and resulted in net realized gains of $627 thousand. Proceeds from available-for-sale securities totaled $69.9 million and $2.6 million and resulted in realized gains of $1.5 million and $468 thousand for the years ended December 31, 2011 and 2010, respectively.

Unrealized losses

Information pertaining to securities with gross unrealized losses (in thousands) at December 31, 2012 and 2011, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position is as follows.

	2012
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. agency securities	$3,989	$11	$—	$—	$3,989	$11
Mortgage-backed securities—agency	16,957	261	—	—	16,957	261
Mortgage-backed securities—non-agency	13,149	485	—	—	13,149	485
Equity securities	66	12	40	15	106	27

	$34,161	$769	$40	$15	$34,201	$784

	2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. agency securities	$9,599	$35	$—	$—	$9,599	$35
Corporate bonds	2,696	115	—	—	2,696	115
Mortgage-backed securities—agency	35,730	281	3,066	49	38,796	330
Equity securities	—	—	89	32	89	32

	$48,025	$431	$3,155	$81	$51,180	$512

Debt securities with unrealized losses totaling $757 thousand at December 31, 2012 included 19 mortgage-backed securities and two U.S. agency securities. The severity and duration of this unrealized loss will fluctuate with interest rates in the economy.

The Company’s unrealized losses on equity securities were caused by what management deems to be transitory fluctuations in market valuation. At December 31, 2012, seven equity securities experienced an unrealized loss totaling $27 thousand compared with nine equity securities with an unrealized loss of $32 thousand at December 31, 2011.

Other-than-temporary impairment (“OTTI”)

Management evaluates securities for OTTI at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. In determining OTTI, management considers many factors, including (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, (3) whether the market decline was affected by macroeconomic conditions, and (4) whether the Company has the intent to sell the security or it is more likely than not that it will be required to sell the security before its anticipated recovery. The assessment of whether an other-than-temporary decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When OTTI occurs, the amount of the OTTI recognized in earnings depends on whether an entity intends to sell the security or it is more likely than not it will be required to sell the security before recovery of its amortized cost basis, less any current period credit loss. If an entity intends to sell or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, less any current period credit loss, the OTTI shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If an entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery of its amortized cost basis less any current period loss, the OTTI shall be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

During 2012 no equity securities were determined to be other-than-temporarily impaired. During 2011 and 2010, equity securities with a cost basis of $586 thousand and $81 thousand, respectively, were determined to be other-than-temporarily impaired. No impairment losses were recognized during 2012. Impairment losses of $401 thousand and $67 thousand were recognized through noninterest income during 2011 and 2010, respectively. No additional amount was included in accumulated other comprehensive income in the equity section of the balance sheet for these securities as of December 31, 2012. Management has evaluated the unrealized losses associated with the remaining equity securities as of December 31, 2012 and, in management’s opinion, the unrealized losses are temporary and it is our intention to hold these securities until their value recovers. A rollforward of the cumulative OTTI losses (in thousands) recognized in earnings for all equity securities for years ended December 31, 2011 and 2012 is as follows.

Balance, December 31, 2010	$719
Less: Realized gains for securities sales	—
Add: Loss where impairment was not previously recognized	309
Add: Loss where impairment was previously recognized	92

Balance, December 31, 2011	1,120
Less: Realized gains for securities sales	(233)
Add: Loss where impairment was not previously recognized	—
Add: Loss where impairment was previously recognized	—

Balance, December 31, 2012	$887

Maturities of investment securities

The amortized cost and fair value by contractual maturity of investment securities available for sale (in thousands) that are not determined to be other-than-temporarily impaired at December 31, 2012 and 2011 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Equity securities do not have contractual maturities.

	2012		2011
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$998	$1,024	$—	$—
Due after one year but less than five years	5,196	5,359	7,293	7,379
Due after five years but less than ten years	9,372	9,759	14,189	14,563
Due after ten years	19,347	20,430	30,713	31,283
Mortgage-backed securities—agency	202,024	207,194	224,577	229,935
Mortgage-backed securities—non-agency	32,161	32,152	—	—
Equity securities	520	537	1,341	1,310

Total available-for-sale securities	$269,618	$276,455	$278,113	$284,470

Federal Home Loan Bank (“FHLB”)

The Company’s investment in FHLB stock totaled $12.0 million at December 31, 2012. FHLB stock is generally viewed as a long-term investment and as a restricted investment security because it is required to be held in order to access FHLB advances (i.e. borrowings). It is carried at cost as there is no market for the stock other than the FHLB or member institutions. Therefore, when evaluating FHLB stock for impairment, its value is based on ultimate recoverability of the par value rather than by recognizing temporary declines in value. The Company does not consider this investment to be other-than-temporarily impaired at December 31, 2012, and no impairment has been recognized.

Federal Reserve Bank (“FRB”) and Other Restricted Stock

The Company’s investment in FRB and other restricted stock totaled $6.1 million at December 31, 2012. FRB stock comprises the majority of this amount and is generally viewed as a long-term investment and as a restricted investment security. It is carried at cost as there is no market for the stock other than the FRB or member institutions.

Pledged securities

Investment securities at fair value (in thousands) that were pledged to secure deposits or outstanding borrowings or were pledged to secure potential future borrowings at December 31, 2012 and 2011 were as follows.

	2012	2011
Public deposits	$21,676	$21,437
Federal Home Loan Bank borrowings	90,054	88,024
Federal Reserve Bank borrowings	856	1,347
Repurchase agreements	12,140	13,154
Housing and Urban Development	245	385
Other	1,283	1,745

	$126,254	$126,092

Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses

(5)   Loans and Allowance for Loan Losses

We offer a full range of commercial, real estate, and consumer loans described in further detail below. Our loan portfolio is comprised of the following categories: commercial and industrial, construction, real estate-commercial mortgage, real estate-residential mortgage, and installment. Our primary lending objective is to meet business and consumer needs in our market areas while maintaining our standards of profitability and credit quality and enhancing client relationships. All lending decisions are based upon a thorough evaluation of the financial strength and credit history of the borrower and the quality and value of the collateral securing the loan. With few exceptions, personal guarantees are required on all loans.

Commercial and industrial loans. We make commercial and industrial loans to qualified businesses in our market areas. Commercial and industrial loans are loans to businesses that are typically not collateralized by real estate. Generally, the purpose of commercial and industrial loans is for the financing of accounts receivable, inventory, or equipment and machinery. Repayment of commercial and industrial loans may be more substantially dependent upon the success of the business itself, and therefore, must be monitored more frequently. In order to reduce our risk, the Banks require regular updates of the business’ financial condition, as well as that of the guarantors, and regularly monitor accounts receivable and payable of such businesses when deemed necessary.

Construction loans. Although we currently make new loans to finance construction and land development only on a limited basis, a significant amount of our portfolio contains such loans. We historically made construction loans to individuals and businesses for the purpose of construction of single family residential properties, multi-family properties, and commercial projects as well as the development of residential neighborhoods and commercial office parks. The Company has intentionally reduced its exposure to this category of the loan portfolio since 2009.

Real estate-commercial mortgage loans. We make commercial mortgage loans for the purchase and re-financing of owner-occupied commercial properties as well as non-owner occupied income producing properties. These loans are secured by various types of commercial real estate including office, retail, warehouse, industrial, storage facilities, and other non-residential types of properties. Commercial mortgage loans typically have maturities or are callable from one to five years. Underwriting for commercial mortgages involves an examination of debt service coverage ratios, the borrower’s creditworthiness and past credit history, and the guarantor’s personal financial condition. Underwriting for non-owner occupied commercial mortgages also involves evaluation of the terms of current leases and financial strength of the tenants.

Real estate-residential mortgage loans. We offer a wide range of residential mortgage loans through our Banks and our subsidiary, Gateway Bank Mortgage, Inc. Our residential mortgage loans originated and held by the Banks include first and junior lien mortgage loans, home equity lines of credit, and other term loans secured by first and junior lien mortgages. Residential mortgage loans have historically been lower risk loans in the Banks’ portfolios due to the ease in which the value of the collateral is ascertained, although the risks involved with these loans has been higher than historical averages due to falling home prices and high unemployment in our markets. First mortgage loans are generally made for the purchase of permanent residences, second homes, or residential investment property. Second mortgages and home equity loans are generally for personal, family, and household purposes such as home improvements, major purchases, education, and other personal needs. Mortgages that are secured by a borrower’s primary residence are made on the basis of the borrower’s ability to repay the loan from his or her regular income as well as the general creditworthiness of the borrower. Mortgages secured by residential investment property are made based upon the same guidelines as well as the borrower’s ability to cover any cash flow shortages during the marketing of such property for rent.

Installment loans. Installment loans are made on a regular basis for personal, family, and general household purposes. More specifically, we make automobile loans, home improvement loans, loans for vacations, and debt consolidation loans. While consumer financing may entail greater collateral risk than real estate financing on a per loan basis, the relatively small principal balance of each loan mitigates the risk associated with this segment of the portfolio. In December 2012 we purchased a portfolio of $39.6 million of loans secured by boats that are classified as installment loans.

The total of our loans (in thousands) by segment at December 31, 2012 and 2011 are as follows.

	2012	2011
Commercial and Industrial	$267,080	$256,058
Construction	206,391	284,984
Real estate—commercial mortgage	530,042	522,052
Real estate—residential mortgage	372,591	414,957
Installment	56,302	26,525
Deferred loan fees and related costs	(131)	157

Total loans	$1,432,275	$1,504,733

Allowance for Loan Losses

The purpose of the allowance for loan losses is to provide for potential losses inherent in our loan portfolio. Management regularly reviews the loan portfolio to determine whether adjustments are necessary to maintain an allowance for loan losses sufficient to absorb losses. The allowance consists of specific, general, and unallocated components. The specific component of our allowance for loan losses relates to loans that are determined to be impaired and, therefore, individually evaluated for impairment. The general component relates to loans not designated for a specific allowance and are collectively evaluated for impairment. An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses.

Loss factors are calculated using quantitative and qualitative data and then are applied to each of the loan segments to determine a reserve level for various subsets of each of the five segments of loans. While portions of the allowance are attributable to specific portfolio segments, the entire allowance is available to absorb credit losses inherent in the total loan portfolio.

A rollforward of the activity (in thousands) within the allowance for loan losses by loan type and recorded investment in loans for the years ended December 31, 2012 and 2011 is as follows.

	2012
			Real Estate—
	Commercial and Industrial	Construction	Commercial Mortgage	Residential Mortgage	Installment	Unallocated	Total
Allowance for loan losses:

Beginning balance	$13,605	$24,826	$17,101	$12,060	$2,067	$5,288	$74,947
Charge-offs	(18,489)	(10,965)	(11,462)	(9,033)	(603)		(50,552)
Recoveries	1,140	4,387	2,397	848	221		8,993
Provision	9,997	(2,520)	1,826	6,078	(798)	411	14,994

Ending balance	$6,253	$15,728	$9,862	$9,953	$887	$5,699	$48,382

Ending balance: attributable to loans individually evaluated for impairment	$2,005	$5,318	$3,193	$4,112	$155		$14,783

Recorded investment: loans individually evaluated for impairment	$23,485	$34,764	$49,374	$32,928	$436

Ending balance: attributable to loans collectively evaluated for impairment	$4,248	$10,410	$6,669	$5,841	$732	$5,699	$33,599

Recorded investment: loans collectively evaluated for impairment	$243,595	$171,627	$480,668	$339,663	$55,866

	2011
			Real Estate—
	Commercial and Industrial	Construction	Commercial Mortgage	Residential Mortgage	Installment	Unallocated	Total
Allowance for loan losses:

Beginning balance	$18,610	$83,052	$25,426	$17,973	$3,400	$8,792	$157,253
Charge-offs	(19,005)	(97,036)	(23,760)	(15,403)	(1,386)		(156,590)
Recoveries	1,834	2,229	1,382	694	295		6,434
Provision	12,166	36,581	14,053	8,796	(242)	(3,504)	67,850

Ending balance	$13,605	$24,826	$17,101	$12,060	$2,067	$5,288	$74,947

Ending balance: attributable to loans individually evaluated for impairment	$6,160	$9,637	$4,486	$5,382	$38		$25,703

Recorded investment: loans individually evaluated for impairment	$39,514	$72,053	$60,809	$38,965	$292

Ending balance: attributable to loans collectively evaluated for impairment	$7,445	$15,189	$12,615	$6,678	$2,029	$5,288	$49,244

Recorded investment: loans collectively evaluated for impairment	$216,544	$212,931	$461,243	$375,992	$26,233

Management believes the allowance for loan losses as of December 31, 2012 is adequate to absorb losses inherent in the portfolio and is directionally consistent with the change in the quality of our loan portfolio. However, the allowance is subject to regulatory examinations and determination as to adequacy, which may take into account such factors as the methodology used to calculate the allowance and the size of the allowance in comparison to peer banks identified by regulatory agencies. Such agencies may require us to recognize additions to the allowance for loan losses based on their judgments about information available at the time of the examinations.

Impaired Loans

A loan is considered impaired when it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. Impaired loans are measured based on the present value of payments expected to be received using the historical effective loan rate as the discount rate. For collateral dependent impaired loans, impairment is measured based upon the fair value of the underlying collateral. Management considers a loan to be collateral dependent when repayment of the loan is expected solely from the sale or liquidation of the underlying collateral. The Company’s policy is to charge off collateral dependent impaired loans at the earlier of foreclosure, repossession, or liquidation or at such time any portion of the loan is deemed to be uncollectable and in no case later than 180 days in nonaccrual status. The Company will reduce the carrying value of the loan to the estimated fair value of the collateral less estimated selling costs through a charge off to the allowance for loan losses. For loans that are not collateral dependent, impairment is measured using discounted cash flows. Total impaired loans were $141.0 million and $211.6 million at December 31, 2012 and 2011, respectively, the majority of which were considered collateral dependent, and therefore, measured based upon the fair value of the underlying collateral.

Impaired loans for which no allowance is provided totaled $84.8 million and $115.0 million at December 31, 2012 and 2011. Loans written down to their estimated fair value of collateral less the costs to sell account for $54.0 million and $52.9 million of the impaired loans for which no allowance has been provided as of December 31, 2012 and 2011, respectively, and the average age of appraisals for these loans is 0.66 years at December 31, 2012. The remaining impaired loans for which no allowance is provided are fully covered by the value of the collateral, and therefore, no additional loss is expected on these loans.

The following charts show impaired loans (in thousands) by class as of December 31, 2012 and 2011.

	2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$20,388	$28,576	$—	$21,860	$18
Construction
1-4 family residential construction	2,328	2,925	—	2,342	—
Commercial construction	17,739	42,591	—	19,281	4
Real estate
Commercial Mortgage
Owner occupied	21,277	26,246	—	19,163	323
Non-owner occupied	7,639	17,426	—	7,830	156
Residential Mortgage
Secured by 1-4 family, 1st lien	8,302	10,966	—	8,686	3
Secured by 1-4 family, junior lien	6,870	10,597	—	7,569	24
Installment	220	469	—	221	6

	$84,763	$139,796	$—	$86,952	$534

With an allowance recorded:
Commercial & Industrial	$3,097	$3,103	$2,005	$3,247	$39
Construction
1-4 family residential construction	—	—	—	—	—
Commercial construction	14,697	16,418	5,318	16,247	233
Real estate
Commercial Mortgage
Owner occupied	13,961	13,998	2,417	15,531	318
Non-owner occupied	6,497	6,497	776	6,516	260
Residential Mortgage
Secured by 1-4 family, 1st lien	13,873	14,082	2,645	14,195	544
Secured by 1-4 family, junior lien	3,883	3,899	1,467	3,927	140
Installment	216	217	155	217	5

	$56,224	$58,214	$14,783	$59,880	$1,539

Total:
Commercial & Industrial	$23,485	$31,679	$2,005	$25,107	$57
Construction	34,764	61,934	5,318	37,870	237
Real estate-commercial mortgage	49,374	64,167	3,193	49,040	1,057
Real estate-residential mortgage	32,928	39,544	4,112	34,377	711
Installment	436	686	155	438	11

Total	$140,987	$198,010	$14,783	$146,832	$2,073

	2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$29,281	$36,244	$—	$30,249	$1,491
Construction
1-4 family residential construction	3,774	5,146	—	3,890	—
Commercial construction	34,441	73,369	—	35,229	187
Real estate
Commercial Mortgage
Owner occupied	17,663	21,225	—	18,213	380
Non-owner occupied	11,312	24,170	—	11,716	305
Residential Mortgage
Secured by 1-4 family, 1st lien	13,705	15,524	—	14,238	131
Secured by 1-4 family, junior lien	4,580	6,828	—	4,709	3
Installment	242	627	—	250	—

	$114,998	$183,133	$—	$118,494	$2,497

With an allowance recorded:
Commercial & Industrial	$10,233	$10,647	$6,160	$10,476	$34
Construction
1-4 family residential construction	6,454	6,504	2,387	6,722	237
Commercial construction	27,384	60,330	7,250	28,833	168
Real estate
Commercial Mortgage
Owner occupied	27,441	27,503	3,641	27,679	824
Non-owner occupied	4,393	6,008	845	4,432	—
Residential Mortgage
Secured by 1-4 family, 1st lien	18,617	19,061	4,225	18,756	767
Secured by 1-4 family, junior lien	2,063	2,171	1,157	2,150	10
Installment	50	50	38	54	—

	$96,635	$132,274	$25,703	$99,102	$2,040

Total:
Commercial & Industrial	$39,514	$46,891	$6,160	$40,725	$1,525
Construction	72,053	145,349	9,637	74,674	592
Real estate-commercial mortgage	60,809	78,906	4,486	62,040	1,509
Real estate-residential mortgage	38,965	43,584	5,382	39,853	911
Installment	292	677	38	304	—

Total	$211,633	$315,407	$25,703	$217,596	$4,537

Non-performing Assets

Non-performing assets consist of loans 90 days past due and still accruing interest, nonaccrual loans, and foreclosed real estate and repossessed assets. Total non-performing assets were $130.7 million or 6% of total assets at December 31, 2012 compared with $196.9 million or 9% of total assets at December 31, 2011. Non-performing assets (in thousands) as of December 31, 2012 and 2011 were as follows.

	2012	2011
Loans 90 days past due and still accruing interest	$1,024	$84
Nonaccrual loans, including nonaccrual impaired loans	97,411	133,161
Foreclosed real estate and repossessed assets	32,215	63,613

Non-performing assets	$130,650	$196,858

Nonaccrual and Past Due Loans

The Company generally places loans on nonaccrual status when the collection of contractually owed principal or interest becomes uncertain, part of the balance has been charged off and no restructuring has occurred, or the loans reach 90 days past due, whichever comes first. When loans are placed on nonaccrual status, interest receivable is reversed against interest income recognized in the current year, and any prior year unpaid interest is charged off against the allowance for loan losses. Interest payments received thereafter are applied as a reduction of the remaining principal balance so long as doubt exists as to the ultimate collection of the principal. Loans are removed from nonaccrual status when they become current as to both principal and interest and when the collection of principal or interest is no longer doubtful. A reconciliation of non-performing loans to impaired loans (in thousands) for years ended December 31, 2012 and 2011 is as follows.

	2012	2011
Loans 90 days past due and still accruing interest	$1,024	$84
Nonaccrual loans, including nonaccrual impaired loans	97,411	133,161

Total non-performing loans	98,435	133,245
TDRs on accrual	16,945	21,168
Impaired loans on accrual	25,607	57,220

Total impaired loans	$140,987	$211,633

Nonaccrual loans were $97.4 million at December 31, 2012 compared to $133.2 million at December 31, 2011. If income on nonaccrual loans had been recorded under original terms, $6.7 million and $29.7 million of additional interest income would have been recorded in 2012 and 2011, respectively.

Age Analysis of Past Due Loans

An age analysis of past due loans (in thousands) as of December 31, 2012 and 2011 is as follows.

	2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment >90 Days and Accruing
Commercial & Industrial	$402	$141	$23,436	$23,979	$243,101	$267,080	$1,024
Construction
1-4 family residential construction	—	—	2,328	2,328	15,181	17,509	—
Commercial construction	973	780	26,177	27,930	160,952	188,882	—
Real estate
Commercial Mortgage
Owner occupied	1,882	87	19,920	21,889	269,863	291,752	—
Non-owner occupied	50	—	5,112	5,162	233,128	238,290	—
Residential Mortgage
Secured by 1-4 family, 1st lien	3,098	3,394	15,918	22,410	202,641	225,051	—
Secured by 1-4 family, junior lien	527	421	5,289	6,237	141,303	147,540	—
Installment	3	11	255	269	56,033	56,302	—
Deferred loan fees and related costs	—	—	—	—	(131)	(131)	—

Total	$6,935	$4,834	$98,435	$110,204	$1,322,071	$1,432,275	$1,024

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment >90 Days and Accruing
Commercial & Industrial	$1,715	$2,179	$17,097	$20,991	$235,067	$256,058	$—
Construction
1-4 family residential construction	594	—	4,415	5,009	18,522	23,531	—
Commercial construction	2,490	2,069	54,593	59,152	202,301	261,453	—
Real estate
Commercial Mortgage
Owner occupied	1,145	861	23,250	25,256	280,745	306,001	—
Non-owner occupied	3,647	193	9,076	12,916	203,135	216,051	—
Residential Mortgage
Secured by 1-4 family, 1st lien	8,979	1,698	18,185	28,862	222,148	251,010	—
Secured by 1-4 family, junior lien	1,069	228	6,337	7,634	156,313	163,947	—
Installment	78	56	292	426	26,099	26,525	84
Deferred loan fees and related costs	—	—	—	—	157	157	—

Total	$19,717	$7,284	$133,245	$160,246	$1,344,487	$1,504,733	$84

Credit Quality

As a result of the deteriorating economy during 2009 and 2010, problem loans and non-performing loans rose and led to significant increases to the allowance for loan losses and related provision expense. During 2011 and 2012, the Company had a significant reduction in newly identified problem loans and continued declines in loans outstanding, which was partially due to significant charge-offs recorded, and, as a result, we decreased the provision for loan losses significantly.

Management regularly reviews the loan portfolio to determine whether adjustments to the allowance are necessary. The review takes into consideration changes in the nature and volume of the loan portfolio, overall portfolio quality, review of specific problem loans, and review of current economic conditions that may affect the borrower’s ability to repay. In addition to the review of credit quality through ongoing credit review processes, management performs a comprehensive allowance analysis at least quarterly. This analysis includes specific allowances for individual loans; general allowance for loan pools that factor in our historical loan loss experience, loan portfolio growth and trends, and economic conditions; and unallocated allowances predicated upon both internal and external factors.

The internal rating system is a series of grades reflecting management’s risk assessment, based on its analysis of the borrower’s financial condition. The “pass” category consists of a range of loan grades that reflect increasing, though still acceptable, risk. Movement of risk through the various grade levels in the “pass” category is monitored for early identification of credit deterioration. The “special mention” rating is attached to loans where the borrower exhibits material negative financial trends due to company specific or systematic conditions that, if left uncorrected, threaten its capacity to meet its debt obligations and the borrower is believed to have sufficient financial flexibility to react to and resolve its negative financial situation. It is a transitional grade that is closely monitored for improvement or deterioration. The “substandard” rating is applied to loans where the borrower exhibits well-defined weaknesses that jeopardize its continued performance and are of a severity that the distinct possibility of default exists. Loans are placed in “nonaccrual” status when management does not expect to collect payments consistent with acceptable and agreed upon terms of repayment. The following tables provide information (in thousands) on December 31, 2012 and 2011 about the credit quality of the loan portfolio using the Company’s internal rating system as an indicator.

	2012
	Pass	Special Mention	Substandard	Nonaccrual Loans	Total
Commercial & Industrial	$228,441	$8,560	$7,667	$22,412	$267,080
Construction
1-4 family residential construction	12,613	1,294	1,274	2,328	17,509
Commercial construction	98,084	25,513	39,108	26,177	188,882
Real estate
Commercial Mortgage
Owner occupied	212,589	39,003	20,240	19,920	291,752
Non-owner occupied	181,728	39,622	11,828	5,112	238,290
Residential Mortgage
Secured by 1-4 family, 1st lien	167,068	22,433	19,632	15,918	225,051
Secured by 1-4 family, junior lien	132,248	5,656	4,347	5,289	147,540
Installment	49,975	1,202	4,870	255	56,302
Deferred loan fees and related costs	(131)	—	—	—	(131)

Total	$1,082,615	$143,283	$108,966	$97,411	$1,432,275

	2011
	Pass	Special Mention	Substandard	Nonaccrual Loans	Total
Commercial & Industrial	$177,347	$27,916	$33,698	$17,097	$256,058
Construction
1-4 family residential construction	9,483	482	9,151	4,415	23,531
Commercial construction	119,885	53,660	33,315	54,593	261,453
Real estate
Commercial Mortgage
Owner occupied	203,974	44,669	34,108	23,250	306,001
Non-owner occupied	152,829	41,636	12,510	9,076	216,051
Residential Mortgage
Secured by 1-4 family, 1st lien	183,243	30,424	19,158	18,185	251,010
Secured by 1-4 family, junior lien	145,495	4,695	7,420	6,337	163,947
Installment	17,913	3,881	4,523	208	26,525
Deferred loan fees and related costs	157	—	—	—	157

Total	$1,010,326	$207,363	$153,883	$133,161	$1,504,733

Modifications

All restructured loans are not necessarily considered TDRs. A restructured loan results in a TDR when two conditions are present 1) a borrower is experiencing financial difficulty and 2) a creditor grants a concession, such as a reduction of stated interest rate less than the current market interest rate for the remaining original life of the debt, extension of maturity date and/or dates at a stated interest rate lower than the current market rate for new debt with similar risk, reduction of face amount or maturity amount of the debt as stated in the instrument or other agreement, or reduction of accrued interest. A concession may also include a transfer from the debtor to the creditor of receivables from third parties, real estate, or other assets to satisfy fully or partially a debt or an issuance or other granting of an equity interest to the creditor by the debtor to satisfy fully or partially a debt unless the equity interest is granted pursuant to existing terms for converting the debt into an equity interest. Additionally, it is necessary for the Company to expect to collect all amounts due.

As of December 31, 2012 and 2011, loans classified as TDRs were $34.7 million and $45.3 million, respectively. All of these were included in the impaired loan disclosure. Of this amount, $17.0 million was accruing and $17.7 million was nonaccruing at December 31, 2012 and $21.1 million was accruing and $24.2 million was nonaccruing at December 31, 2011. Loans that are on nonaccrual status at the time of the restructuring generally remain on nonaccrual status for approximately six months before management considers whether such loans may return to accrual status. TDRs in nonaccrual status are returned to accrual status after a period of performance under which the borrower demonstrates the ability and willingness to repay the loan in accordance with the modified terms. For the year ended December 31, 2012, $546 thousand of the nonaccrual TDRs were returned to accrual status; $316 thousand of the nonaccrual TDRs were returned to accrual status during the year ended December 31, 2011.

At a minimum, TDRs are reported as such during the calendar year in which the restructuring or modification takes place. In subsequent years, troubled debt restructured loans may be removed from this disclosure classification if the loan did not involve a below market rate concession and the loan is not deemed to be impaired based on the terms specified in the restructuring agreement. The Company had one commercial construction loan for $1.1 million, one commercial real estate loan for $346 thousand, and one commercial and industrial loan for $101 thousand that met these qualifications and, therefore, were removed from TDR status during 2012.

The following table shows the loans (in thousands, except number of contracts) that were determined by management to be TDRs during the years ended December 31, 2012 and 2011. These tables include modifications made to existing TDRs as well as new modifications that are considered TDRs.

	2012
	Rate (1)			Structure
Troubled Debt Restructurings	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial & Industrial	2	$902	$890	—	$—	$—
Construction
1-4 family residential construction	—	—	—	—	—	—
Commercial construction	—	—	—	—	—	—
Real estate
Commercial Mortgage
Owner occupied	—	—	—	1	5,300	5,198
Non-owner occupied	—	—	—	—	—	—
Residential Mortgage
Secured by 1-4 family, 1st lien	—	—	—	1	218	218
Secured by 1-4 family, junior lien	—	—	—	—	—	—
Installment	—	—	—	—	—	—

Total	2	$902	$890	2	$5,518	$5,416

(1)	Includes TDRs made with a below market rate that also includes a modification of loan structure.

	2011
	Rate (1)			Structure
Troubled Debt Restructurings	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial & Industrial	—	$—	$—	—	$—	$—
Construction
1-4 family residential construction	—	—	—	—	—	—
Commercial construction	2	572	562	5	1,329	1,354
Real estate
Commercial Mortgage
Owner occupied	—	—	—	4	2,419	2,249
Non-owner occupied	1	4,965	5,076	—	—	—
Residential Mortgage
Secured by 1-4 family, 1st lien	1	316	316	4	1,449	1,417
Secured by 1-4 family, junior lien	—	—	—	—	—	—
Installment	—	—	—	—	—	—

Total	4	$5,853	$5,954	13	$5,197	$5,020

(1)	Includes TDRs made with a below market rate that also includes a modification of loan structure.

The following table shows the balances (in thousands, except number of contracts) as of December 31, 2012 and 2011 for loans modified as TDRs within the previous twelve months and for which there was a payment default during the period. The Company defines payment default as movement of the TDR to nonaccrual status.

	2012		2011
Troubled Debt Restructurings That Subsequently Defaulted	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial & Industrial	—	$—	—	$—
Construction
1-4 family residential construction	—	—	1	1,598
Commercial construction	6	1,740	—	—
Real estate
Commercial Mortgage
Owner occupied	—	—	1	3,628
Non-owner occupied	—	—	—	—
Residential Mortgage
Secured by 1-4 family, 1st lien	1	650	18	3,006
Secured by 1-4 family, junior lien	—	—	—	—
Installment	—	—	—	—

Total	7	$2,390	20	$8,232

The Company had no commitments to lend additional funds to debtors owing receivables whose terms have been modified in TDRs at December 31, 2012 and 2011.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Derivative Instruments
(6)	Derivative Instruments

Derivatives are a financial instrument whose value is based on one or more underlying assets. The Company originates residential mortgage loans for sale into the secondary market on both a “best efforts” and a “mandatory delivery” basis. In connection with the underwriting process, the Company enters into commitments to “lock-in” the interest rate of the loan with the borrower prior to funding (“interest rate lock commitments”). Generally, such interest rate lock commitments are for periods less than 60 days. These interest rate lock commitments are considered derivatives. The Company manages its exposure to changes in fair value associated with these interest rate lock commitments by entering into simultaneous agreements to sell the residential loans shortly after their origination and funding to third party investors. At December 31, 2012 and 2011, the Company had loans held for sale of $84.1 million and $63.2 million, respectively.

Under the contractual relationship in the “best efforts” method, the Company is obligated to sell the loans only if the loans close. As a result of the terms of these contractual relationships, the Company is not exposed to losses nor will it realize gains related to its rate-lock commitments due to subsequent changes in interest rates. At December 31, 2012 and 2011, the Company had rate-lock commitments to originate residential mortgage loans (unfunded par amount of loans) on a “best efforts” basis in the amount of $94.5 million and $44.6 million, respectively.

Beginning in September 2012, the Company began selling some of its mortgage loan production on a “mandatory delivery” basis and using derivative instruments to manage the resulting interest rate risk. These derivatives are entered into as balance sheet risk management instruments, and therefore, are not designated as an accounting hedge. Under the “mandatory delivery” approach, mortgage loans held for sale and commitments to borrowers to originate loans at agreed upon interest rates expose the Company to changes in market rates and conditions subsequent to the interest rate lock commitment until the loans are delivered to the investor. The Company uses mortgage-based derivatives such as forward delivery commitments and To-Be-Announced securities in order to mitigate this market risk. For the year ended December 31, 2012, the Company recorded a gain totaling $7 thousand related to mandatory derivatives which was included in the gain on the carrying value of the underlying loans and interest rate lock commitments totaling $469 thousand. Gains and losses on the Company’s derivative instruments are included within “mortgage banking revenue” on the Consolidated Statement of Operations. There were no such instruments utilized in 2011.

Premises, Equipment, and Leases	12 Months Ended
Dec. 31, 2012
Premises, Equipment, and Leases [Abstract]
Premises, Equipment, and Leases
(7)	Premises, Equipment, and Leases

Premises and equipment (in thousands) at December 31, 2012 and 2011 are summarized as follows.

	2012	2011
Land	$26,823	$29,433
Buildings and improvements	54,846	57,396
Leasehold improvements	2,187	2,384
Equipment, furniture, and fixtures	16,535	15,435
Construction in progress	245	967

	100,636	105,615
Less accumulated depreciation and amortization	(21,979)	(18,050)

Premises and equipment, net	$78,657	$87,565

Depreciation and leasehold amortization expense for the years ended December 31, 2012, 2011, and 2010 was $4.1 million, $4.4 million, and $5.0 million, respectively.

The Company leases land and buildings upon which certain of its operating facilities and financial center facilities are located. These leases expire at various dates through August 31, 2049. Additionally, the Company has the option to purchase the land upon which one of our North Carolina branches is built at the end of the twenty-year lease on December 31, 2018 at a cost of $300 thousand.

Various facilities and equipment are leased under noncancellable operating leases with initial remaining terms in excess of one year with options for renewal. In addition to minimum rents, certain leases have escalation clauses and include provisions for additional payments to cover taxes, insurance, and maintenance. The effects of the scheduled rent increases, which are included in the minimum lease payments, are recognized on a straight-line basis over the lease term. Rental expense was $2.5 million for 2012 compared to $4.1 million for 2011 and $3.3 million for 2010.

Future minimum lease payments (in thousands), by year and in the aggregate, under noncancellable operating leases at December 31, 2012 were as follows.

2013	$2,334
2014	2,101
2015	1,939
2016	1,868
2017	1,904
Thereafter	16,671

$26,817

The Company has entered into contracts as lessor for excess office space. Future minimum lease payments receivable under noncancelable leasing arrangements at December 31, 2012 were not material.

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Intangible Assets

(8)   Intangible Assets

Intangible assets with an indefinite life are subject to impairment testing at least annually or more often if events or circumstances suggest potential impairment. Other acquired intangible assets determined to have a finite life are amortized over their estimated useful life in a manner that best reflects the economic benefits of the intangible asset. Intangible assets with a finite life are reviewed for impairment if conditions suggest the carrying amount is not recoverable.

A summary of intangible assets (in thousands) as of December 31, 2012 and 2011 is as follows.

	2012		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Intangible assets:
Core deposit intangible	$8,037	$5,635	$8,105	$4,381
Employment contract intangible	95	87	1,130	1,103
Insurance book of business intangible	—	—	—	—

Total intangible assets	$8,132	$5,722	$9,235	$5,484

The weighted-average amortization period for core deposit intangible is 6.6 years and employment contract intangible is 5.0 years.

The aggregate amortization expense for intangible assets with finite lives for the year ended December 31, 2012 was $1.3 million compared to $1.8 million in 2011 and $2.0 million for 2010. The estimated aggregate annual amortization expense (in thousands) for the years subsequent to December 31, 2012 is as follows.

2013	$973
2014	594
2015	594
2016	249

Total	$2,410

Foreclosed Real Estate and Repossessed Assets	12 Months Ended
Dec. 31, 2012
Foreclosed Real Estate and Repossessed Assets [Abstract]
Foreclosed Real Estate and Repossessed Assets

(9)   Foreclosed Real Estate and Repossessed Assets

Foreclosed assets are presented net of an allowance for losses. An analysis of the allowance for losses (in thousands) on foreclosed assets at December 31, 2012, 2011, and 2010 is as follows.

	2012	2011	2010
Balance at beginning of year	$20,022	$9,533	$356
Provision for losses	14,126	17,196	10,925
Charge-offs	(15,048)	(6,707)	(1,748)

Balance at end of year	$19,100	$20,022	$9,533

Expenses (in thousands) applicable to foreclosed real estate and repossessed assets for years ended December 31, 2012, 2011, and 2010 include the following.

	2012	2011	2010
Losses on sale of foreclosed real estate	$8,524	$4,900	$303
Provision for losses	14,126	17,196	10,925
Operating expenses	3,098	4,226	2,078

Total	$25,748	$26,322	$13,306

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits

(10)   Deposits

Deposits are the primary source of funds for use in lending and general business purposes. Our balance sheet growth is largely determined by the availability of deposits in our markets and the prospects of profitably utilizing the available deposits by increasing the loan or investment portfolios. Total deposits at December 31, 2012 were $1.6 billion, a decrease of $180.3 million or 10% over the $1.8 billion reported at December 31, 2011. The decrease is a result of decreases in interest-bearing demand deposits of $20.5 million, time deposits under $100 thousand of $131.7 million, and time deposits over $100 thousand of $64.6 million, partially offset by an increase of $37.8 million in noninterest-bearing demand deposits. Declines in deposits resulted from branch sales and the Company’s strategy of reducing interest rates in an effort to improve earnings and reduce excess liquidity. The scheduled maturities of time deposits (in thousands) at December 31, 2012 and 2011 were as follows.

	2012		2011
	Time Deposits	Time Deposits	Time Deposits	Time Deposits
	Less than $100	$100 or More	Less than $100	$100 or More
Maturity of:
3 months or less	$64,055	$81,606	$111,321	$71,617
3 months - 6 months	56,166	46,268	111,476	123,045
6 months - 12 months	88,083	83,164	154,798	94,025
1 year - 2 years	82,638	76,695	85,628	91,076
2 years - 3 years	13,697	39,203	13,552	21,204
3 years - 4 years	62,696	31,836	8,660	11,614
4 years - 5 years	24,234	21,608	37,624	32,396
Over 5 years	2,011	873	2,232	828

	$393,580	$381,253	$525,291	$445,805

Total brokered deposits were $63.4 million and $97.5 million at December 31, 2012 and 2011, respectively. According to the Written Agreement, BOHR is restricted from accepting new brokered deposits above the amount it had when it entered into the agreement. Of these brokered funds $9.4 million and $15.2 million were interest-bearing demand deposits and the remaining $54.0 million and $82.3 million were time deposits at December 31, 2012 and 2011, respectively.

Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Borrowings

(11)   Borrowings

As a member of the FHLB, the Company may borrow funds based on criteria established by the FHLB. The FHLB may call these borrowings prior to maturity if the collateral balance falls below the borrowing level. The borrowing arrangements with the FHLB could be either short- or long-term depending on our related costs and needs. Total credit lines with the FHLB and available to the Company were $223.1 million at December 31, 2012. At December 31, 2012 and 2011, the Company had loans from the FHLB totaling $195.1 million and $195.9 million, respectively. At December 31, 2012 and 2011, all our FHLB borrowings were long-term. Interest is payable on a monthly basis until maturity in periods between January 2014 and September 2015. The carrying value (in thousands) of maturities of FHLB borrowings at December 31, 2012 was as follows.

2014	$27,583
2015	167,477

$195,060

To promote liquidity and enhance current earnings by way of reduction in interest expense, and after a review of the Company’s current level of assumed interest rate risk, the Company modified certain advances with the FHLB during 2011. A majority of the Company’s existing fixed-rate advances were restructured as floating rate obligations at a fixed spread to three-month LIBOR with maturities ranging from 2.75 to 4 years.

FHLB borrowings carry a weighted-average interest rate of 1.16% as of December 31, 2012 (including the impact of purchase accounting adjustments). The FHLB borrowings were collateralized with residential real estate loans, commercial real estate loans, and investment securities. The principal balance due, excluding acquisition fair value adjustments, of FHLB borrowings in aggregate was $193.1 million at December 31, 2012.

The Company also maintains federal funds lines with one regional banking institution and through the FRB Discount Window. These available lines totaled approximately $40.9 million and $58.1 million at December 31, 2012 and 2011, respectively. The lines were not utilized for borrowing purposes at December 31, 2012 or 2011.

Reverse Repurchase Agreement

The Company has one reverse repurchase agreement that has an original principal balance of $10.0 million and is collateralized with mortgage-backed securities with a similar fair value. It has a seven-year term with a repurchase date of August 1, 2013. The interest rate of this agreement is a variable rate of 9.85% minus three-month LIBOR (0.31% at December 31, 2012), not to exceed 5.85%. The applicable interest rate in effect at December 31, 2012 was 5.85%. The agreement is callable by the counterparty on a quarterly basis. The carrying value of this agreement as of December 31, 2012 was $10.1 million.

Trust Preferred Securities

The Company has four placements of trust preferred securities. The carrying amount and par amount (in thousands) is as follows:

	Carrying Amount	Par Amount	Interest Rate	Redeemable On Or After	Mandatory Redemption
Gateway Capital Statutory Trust I	$5,413	$8,428	LIBOR + 3.10%	September 17, 2008	September 17, 2033
Gateway Capital Statutory Trust II	4,444	7,217	LIBOR + 2.65%	July 17, 2009	June 17, 2034
Gateway Capital Statutory Trust III	7,919	15,464	LIBOR + 1.50%	May 30, 2011	May 30, 2036
Gateway Capital Statutory Trust IV	13,164	25,774	LIBOR + 1.55%	July 30, 2012	July 30, 2037

LIBOR in the table above refers to three-month LIBOR. In all four trusts, the trust issuer has invested the total proceeds from the sale of the trust preferred securities in junior subordinated deferrable interest debentures issued by the Company. The trust preferred securities pay cumulative cash distributions quarterly at an annual rate, reset quarterly. The dividends paid to holders of the trust preferred securities, which are recorded as interest expense, are deductible for income tax purposes. In January 2010, the Company exercised its right to defer all quarterly distributions on the trust preferred securities. Interest payable continues to accrue during the deferral period and interest on the deferred interest also accrues, both of which must be paid at the end of the deferral period and totaled $4.2 million at December 31, 2012. Prior to the expiration of the deferral period, the Company has the right to further defer interest payments provided that no deferral period, together with all principal deferrals, exceeds 20 consecutive quarters and that no event of default (as defined by the terms of the applicable Trust Preferred Securities) has occurred and is continuing at the time of the deferral. The Company was not in default with respect to the terms of the Trust Preferred Securities at the time the quarterly payments were deferred and such deferrals did not cause an event of default under the terms of the Trust Preferred Securities. The Company has fully and unconditionally guaranteed the trust preferred securities through the combined operation of the debentures and other related documents. The Company’s obligation under the guarantee is unsecured and subordinate to our senior and subordinated indebtedness. The aggregate carrying value of these debentures as of December 31, 2012 was $30.9 million. The difference between the par amounts and the carrying amounts of the debentures is amortized using the interest method as an adjustment to interest expense each period. Effective interest rates used by the Company as of December 31, 2012 were between 5.90% and 6.93%.

The Amended TARP	12 Months Ended
Dec. 31, 2012
The Amended TARP [Abstract]
The Amended TARP

(12)   The Amended TARP

On December 31, 2008 as part of the Treasury’s Capital Purchase Program (“TARP”), the Company entered into a Letter Agreement and Securities Purchase Agreement with the Treasury, pursuant to which the Company sold 80,347 shares of our Fixed-Rate Cumulative Perpetual Preferred Stock, Series C, no par value per share, having a liquidation preference of $1,000 per share (the “Series C Preferred”) and a warrant (the “Warrant”) to purchase 53,035 shares of our Common Stock at an initial exercise price of $227.25 per share, subject to certain anti-dilution and other adjustments, for an aggregate purchase price of $80.3 million in cash.

On August 12, 2010 the Company and Treasury executed the Exchange Agreement, which provided for (i) the exchange of 80,347 shares of Series C Preferred for 80,347 shares of a newly-created Series C-1 preferred stock (“Series C-1 Preferred”) with a liquidation preference of $1,000, (ii) the conversion of the Series C-1 Preferred at a discounted conversion value of $6,500 per share into 2,089,022 shares of Common Stock at a conversion price of $10.00 per share, and (iii) the amendment of the terms of the Warrant to provide for the purchase of up to 53,035 shares of Common Stock at an exercise price of $10.00 per share for a ten-year term following the issuance of the amended warrant to the Treasury (the “Amended TARP Warrant”). The Company and the Treasury consummated the transactions contemplated by the Exchange Agreement on September 30, 2010.

As a result of the Capital Raise, which closed on September 27, 2012, and the shares not being excluded from the operation of the anti-dilution provisions, the Warrants were adjusted to 757,643 shares of our Common Stock and the exercise price to purchase such shares was adjusted to $0.70 per share.

The Amended TARP Warrant may be exercised at any time on or before September 29, 2020 by surrender of the Amended TARP Warrant and a completed notice of exercise attached as an annex to the Amended TARP Warrant and the payment of the exercise price for the shares of Common Stock for which the Amended TARP Warrant is being exercised. The exercise price may be paid either by the withholding by the Company of such number of shares of Common Stock issuable upon exercise of the Amended TARP Warrant equal to the value of the aggregate exercise price of the Amended TARP Warrant determined by reference to the market price of our Common Stock on the trading day on which the Amended TARP Warrant is exercised or, if agreed to by us and the Amended TARP Warrant holder, by the payment of cash equal to the aggregate exercise price. The Amended TARP Warrant and all rights under the Amended TARP Warrant are transferable and assignable.

Financial Instruments with Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance-Sheet Risk [Abstract]
Financial Instruments with Off-Balance-Sheet Risk

(13)   Financial Instruments with Off-Balance-Sheet Risk

In the normal course of business to meet the financing needs of its customers, the Company is a party to financial instruments with off-balance sheet risk. These financial instruments include commitments to extend credit and standby letters of credit. Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the counterparty. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment, income-producing commercial properties, and real estate. Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of the contractual obligation by a customer to a third party. The majority of these guarantees extend until satisfactory completion of the customer’s contractual obligation. Management does not anticipate any material losses will arise from additional funding of the aforementioned commitments or letters of credit.

These instruments involve, to varying degrees, elements of credit risk which have not been recognized in the consolidated balance sheets. The contract amount of these instruments reflects the extent of the Company’s involvement or “credit risk.” The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

Contractual amounts (in thousands) at December 31, 2012 and 2011 were as follows.

	2012	2011
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$275,140	$202,490
Standby letters of credit	16,236	14,957

	$291,376	$217,447

Retirement Plans	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
Retirement Plans

(14)   Retirement Plans

Defined Contribution Plan

In the past, the Company had defined contribution 401(k) plans at both of its Banks and one for the former GFH employees. On April 1, 2011, the Company converted all plans into the Virginia Bankers Association Master Defined Contribution Plan for Hampton Roads Bankshares, Inc. (the “Plan”). Any employee of the Company, Bank of Hampton Roads, Gateway Bank Mortgage, Inc., or Gateway Investment Services, Inc. who is at least 21 years of age and has at least three months of service is eligible to participate in the Plan. Additionally, any employee of Shore Bank or Shore Investments, Inc. who is at least 18 years old and has at least three months of service is eligible to participate in the Plan. Participants may contribute up to 98% of their covered compensation, subject to statutory limitations, and the Company will make matching contributions of 100% of the first 3% of pay and 50% for the next 2% of pay. The Company may also make additional discretionary contributions to the Plan. Participants are fully vested in their contributions and the Company’s match immediately and become fully vested in the Company’s discretionary contributions after three years of service. The Company offers its stock as an investment option under the Plan.

The Company made matching contributions of $726 thousand, $954 thousand, and $1.2 million for the years ended December 31, 2012, 2011, and 2010, respectively. The Company made no discretionary contributions in 2012, 2011, or 2010.

Supplemental Executive Retirement Plans (“SERP”)

The Company has entered into SERPs with several key officers. Under these agreements, all but one of five officers are eligible to receive an annual benefit payable in fifteen installments each equal to $50 thousand following the attainment of their plan retirement date. The final officer is eligible to receive a one-time lump sum payment of the lesser of $600 thousand or the calculated amount he is otherwise entitled to under the supplemental retirement agreement following the attainment of his plan retirement date. The Company recognizes expense each year related to these agreements based on the present value of the benefits expected to be provided to the employees and any beneficiaries. The change in benefit obligation and funded status (in thousands) for the years ended December 31, 2012, 2011, and 2010 were as follows.

	2012	2011	2010
Benefit obligation at beginning of year	$1,543	$4,796	$4,874
Service cost	379	251	620
Interest cost	32	39	64
Settlements	(244)	(3,543)	(762)

Benefit obligation at end of year	1,710	1,543	4,796
Fair value of plan assets	—	—	—

Funded status	$(1,710)	$(1,543)	$(4,796)

The amount of the funded status is the accrued benefit cost included in other liabilities on the balance sheet. The amounts (in thousands) recognized in the consolidated balance sheets as of December 31, 2012 and 2011 were as follows.

	2012	2011
Accrued benefit cost included in other liabilities	$(1,710)	$(1,543)

The components of net periodic benefit cost (in thousands) for the years ended December 31, 2012, 2011, and 2010 were as follows.

	2012	2011	2010
Service cost	$379	$251	$620
Interest cost	32	39	64
(Gain) loss on settlements	—	149	(652)

Net periodic benefit cost	$411	$439	$32

The weighted-average assumptions used to determine benefit obligations and net periodic pension benefit at December 31, 2012, 2011, and 2010 were as follows. The rate of compensation increase only applies to the officer agreement with a Benefit Computation Base.

	2012	2011	2010
Discount rate	7.00%	7.00%	6.00% -7.00%
Rate of compensation increase	N/A	5.00%	5.00% -5.75%

The Company recognizes expense each year related to the SERPs based on the present value of the benefits expected to be provided to the employees and any beneficiaries. The Company does not expect to make contributions to fund the supplemental retirement agreements in 2013 and made no contributions to the plan in 2012 or 2011. The plans are unfunded and there are no plan assets. As of December 31, 2012, there are no benefit payments expected to be paid over the next ten years.

Executive Savings Plan

The Company’s Executive Savings Plan was discontinued during 2010. No contributions were made to the plan during 2010.

Board of Directors Retirement Agreement

The Company has entered into retirement agreements with certain members of the Board of Directors. Participants are eligible for compensation under the plan upon the sixth anniversary of the participant’s first board meeting. Benefits are to be paid in monthly installments commencing at retirement and ending upon the death, disability, or mutual consent of both parties to the agreement. Under the plan, the participants continue to serve the Company after retirement by performing certain duties as outlined in the plan document. During 2012, 2011, and 2010, the Company expensed $40 thousand, $93 thousand, and $69 thousand, respectively, related to this plan.

Stock Compensation Plans	12 Months Ended
Dec. 31, 2012
Stock Compensation Plans [Abstract]
Stock Compensation Plans

(15)   Stock Compensation Plans

On October 4, 2011, the Company’s shareholders approved the 2011 Omnibus Incentive Plan (the “Plan”), which succeeds the Company’s 2006 Stock Incentive Plan and provides for the grant of up to 2,750,000 shares of our Common Stock as awards to employees of the Company and its related entities, members of the Board of Directors of the Company, and members of the board of directors of any of the Company’s related entities. On June 25, 2012, the Company’s shareholders approved an amendment to the Plan that increases the number of shares reserved for issuance under the Plan to 13,675,000.

Compensation cost relating to share-based transactions is accounted for in the consolidated financial statements based on the fair value of the share-based award. Stock-based compensation expense (in thousands) recognized in the consolidated statements of operations for the years ended December 31, 2012, 2011, and 2010 were as follows.

	2012	2011	2010
Expense recognized:
Related to stock options	$5	$85	$116
Related to share awards	160	25	41
Related tax benefit	—	—	36

Outstanding stock options consist of grants made to the Company’s directors and employees under stock compensation plans that have been approved by the Company’s shareholders. All outstanding options have original terms that range from five to ten years and are either fully vested and exercisable at the date of grant or vest ratably over three to ten years. The Company calculates the fair value of its stock options at the date of grant using a lattice option pricing model. Stock options granted with pro-rata vesting schedules are expensed over the vesting period on a straight-line basis. No options were granted during the three-year period ended December 31, 2012. A summary of the Company’s stock option activity and related information for the years ended December 31, 2010, 2011, and 2012 is as follows.

		Weighted	Average
	Options	Average	Intrinsic
	Outstanding	Exercise Price	Value
Balance at December 31, 2009	56,809	$315.00	—
Expired	(9,956)	262.25	—

Balance at December 31, 2010	46,853	326.00	—
Expired	(16,297)	272.74	—

Balance at December 31, 2011	30,556	355.37	—
Expired	(3,898)	211.38	—

Balance at December 31, 2012	26,658	$376.76	—

Options exercisable at December 31, 2012	26,271	$377.80	—

Information pertaining to options outstanding and options exercisable as of December 31, 2012 is as follows.

	Options Outstanding			Options Exercisable
Ranges of Exercise Prices	Number of Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price
$100.00 - $126.25	893	0.57	$116.85	893	$116.85
187.50 - 219.25	1,657	1.40	212.86	1,657	212.86
227.75 - 266.25	5,840	2.45	254.36	5,840	254.36
300.00 - 312.25	5,765	4.09	301.05	5,378	300.67
491.75 - 546.75	11,324	2.12	497.93	11,324	497.93
616.75	1,179	2.42	616.75	1,179	616.75

$100.00 - 616.75	26,658	2.53	$376.76	26,271	$377.80

As of December 31, 2012, there was $24 thousand of unrecognized compensation cost related to non-vested stock options. That cost is expected to be recognized over a remaining weighted-average period of 4.8 years.

The Company granted non-vested shares and restricted stock units to certain directors and employees as part of incentive programs. Grants of these awards were valued based on closing price on the day of grant. Outstanding non-vested shares and restricted stock units have original vesting schedules of one or two years and are expensed over the same time frame. A summary of the Company’s non-vested shares and restricted stock unit activity and related information for the years ended December 31, 2010, 2011, and 2012 is as follows.

	Number of Awards	Weighted Average Grant Date Fair Value
Balance at December 31, 2009	877	$253.00
Vested	(160)	259.75
Forfeited	(397)	242.50

Balance at December 31, 2010	320	262.75
Vested	(120)	277.25
Forfeited	(120)	219.25

Balance at December 31, 2011	80	306.25
Vested	(125,079)	1.32
Granted	1,332,938	1.12

Balance at December 31, 2012	1,207,939	$1.12

As of December 31, 2012, there was $1.4 million of total unrecognized compensation cost related to restricted stock units. That cost is expected to be recognized over a weighted-average period of 1.9 years. During the year ended December 31, 2012, the Company’s remaining 80 restricted shares vested at $306.25 per share and 124,999 restricted stock units vested at $1.12 per share, making the total fair value of these awards $142 thousand. The total fair value of restricted shares that vested during the years ended December 31, 2011 and 2010 was $1 thousand and $6 thousand, respectively.

Business Segment Reporting	12 Months Ended
Dec. 31, 2012
Business Segment Reporting [Abstract]
Business Segment Reporting

(16) Business Segment Reporting

The Company defines its operating segments by product and geography. The Company has two community banks, BOHR and Shore, which provide loan and deposit services through branches located in Virginia, North Carolina, and Maryland. In addition to its banking subsidiaries, the Company has two additional reportable segments: Mortgage and Other. At the end of the third quarter of 2011, the Company sold Gateway Insurance Services, Inc., a wholly-owned subsidiary. Results for Gateway Insurance Services, Inc. in 2011 and 2010 are included in the “Other” segment.

The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies. Segment profit and loss is measured by net income prior to corporate overhead allocation. Intersegment transactions are recorded at cost and eliminated as part of the consolidation process. Because of the interrelationships between the segments, the information is not indicative of how the segments would perform if they operated as independent entities.

The following tables show certain financial information (in thousands) as of and for the years ended December 31, 2012, 2011, and 2010 for each segment and in total.

Year ended December 31, 2012	Total	Elimination	BOHR	Shore	Mortgage	Other
Net interest income (expense)	$65,024	$—	$55,228	$11,151	$481	$(1,836)
Provision for loan losses	(14,994)	—	(14,560)	(434)	—	—

Net interest income (expense) after provision for loan losses	50,030	—	40,668	10,717	481	(1,836)
Noninterest income (loss)	7,667	(245)	(11,234)	344	18,403	399
Noninterest expense	81,427	(245)	60,242	8,481	11,709	1,240

Income (loss) before provision for income taxes (benefit)	(23,730)	—	(30,808)	2,580	7,175	(2,677)
Provision for income taxes (benefit)	(2,182)	—	(2,182)	—	—	—

Net income (loss)	(21,548)	—	(28,626)	2,580	7,175	(2,677)
Net income attributable to non-controlling interest	3,543	—	—	—	3,543	—

Net income (loss) attributable to Hampton Roads Bankshares, Inc.	$(25,091)	$—	$(28,626)	$2,580	$3,632	$(2,677)

Total assets at December 31, 2012	$2,054,092	$(325,700)	$1,750,997	$312,764	$93,856	$222,175

Year ended December 31, 2011	Total	Elimination	BOHR	Shore	Mortgage	Other
Net interest income (expense)	$71,467	$—	$64,386	$9,188	$155	$(2,262)
Provision for loan losses	(67,850)	—	(67,240)	(610)	—	—

Net interest income (expense) after provision for loan losses	3,617	—	(2,854)	8,578	155	(2,262)
Noninterest income (loss)	4,210	(250)	(10,344)	2,091	8,369	4,344
Noninterest expense	103,676	(250)	80,658	9,736	8,544	4,988

Income (loss) before provision for income taxes	(95,849)	—	(93,856)	933	(20)	(2,906)
Provision for income taxes	2,153	—	2,106	47	—	—

Net income (loss)	(98,002)	—	(95,962)	886	(20)	(2,906)
Net income attributable to non-controlling interest	612	—	—	—	612	—

Net income (loss) attributable to Hampton Roads Bankshares, Inc.	$(98,614)	$—	$(95,962)	$886	$(632)	$(2,906)

Total assets at December 31, 2011	$2,166,860	$(258,739)	$1,912,912	$277,267	$68,117	$167,303

Year ended December 31, 2010	Total	Elimination	BOHR	Shore	Mortgage	Other
Net interest income (expense)	$75,959	$—	$70,324	$8,456	$351	$(3,172)
Provision for loan losses	(211,800)	—	(208,352)	(3,448)	—	—

Net interest income (expense) after provision for loan losses	(135,841)	—	(138,028)	5,008	351	(3,172)
Noninterest income (loss)	18,638	—	(1,097)	3,238	11,269	5,228
Noninterest expense	95,332	—	73,675	8,464	8,597	4,596

Income (loss) before provision for income taxes (benefit)	(212,535)	—	(212,800)	(218)	3,023	(2,540)
Provision for income taxes (benefit)	(2,179)	—	(2,146)	(33)	—	—

Net income (loss)	(210,356)	—	(210,654)	(185)	3,023	(2,540)
Net income attributable to non-controlling interest	983	—	—	—	983	—

Net income (loss) attributable to Hampton Roads Bankshares, Inc.	(211,339)	—	(210,654)	(185)	2,040	(2,540)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock	(112,114)	—	—	—	—	(112,114)

Net income (loss) available to common shareholders	$(99,225)	$—	$(210,654)	$(185)	$2,040	$109,574

Total assets at December 31, 2010	$2,900,156	$(281,626)	$2,585,880	$330,146	$25,393	$240,363

Restrictions on Loans and Dividends from Subsidiaries	12 Months Ended
Dec. 31, 2012
Restrictions on Loans and Dividends from Subsidiaries [Abstract]
Restrictions on Loans and Dividends from Subsidiaries

(17) Restrictions on Loans and Dividends from Subsidiaries

Regulatory agencies place certain restrictions on dividends paid and loans or advances made by the Banks to the Company. The amount of dividends the Banks may pay to the Company, without prior approval, is limited to current year earnings plus retained net profits for the two preceding years. Under these restrictions, at December 31, 2012, the Banks had no ability to pay dividends without prior approval. Loans and advances from the Banks to the Company are limited based on regulatory capital. As of December 31, 2012, there were no loans between the Banks and the Company.

Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements

(18) Regulatory Capital Requirements

The Company and the Banks are subject to regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can cause certain mandatory and discretionary actions by regulators that, if undertaken, could have a material effect on our consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative and qualitative measures. These measures were established by regulation to ensure capital adequacy. Tier I capital is comprised of shareholders’ equity, net of unrealized gains or losses on available-for-sale and equity securities, plus qualified trust preferred securities at cost, less intangible assets, while total risk-based capital adds certain debt instruments and qualifying allowances for loan losses.

A summary of the Company’s and the Banks’ required and actual capital components (in thousands) as of December 31, 2012 and 2011 is as follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012
Tier 1 Capital:
Consolidated Company	$205,192	12.46%	$65,886	4.00%	N/A	N/A
Bank of Hampton Roads	148,618	10.46%	56,808	4.00%	$85,212	6.00%
Shore Bank	31,863	14.58%	8,742	4.00%	13,113	6.00%
Total Risk-Based Capital:
Consolidated Company	226,125	13.73%	131,773	8.00%	N/A	N/A
Bank of Hampton Roads	166,718	11.74%	113,617	8.00%	142,021	10.00%
Shore Bank	34,330	15.71%	17,483	8.00%	21,254	10.00%
Leverage Ratio:
Consolidated Company	205,192	9.98%	82,202	4.00%	N/A	N/A
Bank of Hampton Roads	148,618	8.53%	69,890	4.00%	87,112	5.00%
Shore Bank	31,863	10.15%	12,560	4.00%	15,700	5.00%
As of December 31, 2011
Tier 1 Capital:
Consolidated Company	$133,715	8.06%	$66,356	4.00%	N/A	N/A
Bank of Hampton Roads	115,043	7.93%	58,024	4.00%	$87,036	6.00%
Shore Bank	22,602	11.22%	8,055	4.00%	12,083	6.00%
Total Risk-Based Capital:
Consolidated Company	155,120	9.35%	132,712	8.00%	N/A	N/A
Bank of Hampton Roads	133,835	9.23%	116,047	8.00%	145,059	10.00%
Shore Bank	25,131	12.47%	16,110	8.00%	20,138	10.00%
Leverage Ratio:
Consolidated Company	133,715	5.90%	90,678	4.00%	N/A	N/A
Bank of Hampton Roads	115,043	5.80%	79,334	4.00%	99,168	5.00%
Shore Bank	22,602	8.08%	11,196	4.00%	13,995	5.00%

As of December 31, 2012, the Company exceeded the regulatory capital minimums, and BOHR and Shore were considered “well capitalized” under the risk-based capital standards.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

(19) Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company classifies financial assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. The majority of instruments fall into the Level 1 or 2 fair value hierarchy. Valuation methodologies for the fair value hierarchy are as follows.

Level 1 – Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain Treasury securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose values are determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques as well as instruments for which the determination of fair value requires significant management judgment or estimation.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Recurring Basis

The Company measures or monitors certain of its assets on a fair value basis. Fair value is used on a recurring basis for those assets and liabilities that were elected as well as for certain assets and liabilities in which fair value is the primary basis of accounting. The following tables reflect the fair value (in thousands) of assets measured and recognized at fair value on a recurring basis in the consolidated balance sheets at December 31, 2012 and 2011.

	December 31, 2012	Fair Value Measurements at Reporting Date Using
		Level 1	Level 2	Level 3
Assets
Investment securities available for sale
U.S. agency securities	$32,988	$—	$32,988	$—
State and municipal securities	631	—	631	—
Corporate bonds	2,953	—	2,953	—
Mortgage-backed securities-agency	207,194	—	207,194	—
Mortgage-backed securities-non-agency	32,152	—	32,152	—
Equity securities	537	248	—	289

Total investment securities available for sale	276,455	248	275,918	289
Derivative loan commitments
Interest rate lock commitments	1,571	—	—	1,571
Mandatory delivery commitments	469	—	—	469

Total derivative loan commitments	2,040	—	—	2,040

Total	$278,495	$248	$275,918	$2,329

	December 31, 2011	Fair Value Measurements at Reporting Date Using
		Level 1	Level 2	Level 3
Assets
Investment securities available for sale
U.S. agency securities	$49,920	$—	$49,920	$—
State and municipal securities	608	—	608	—
Corporate bonds	2,696	—	2,696	—
Mortgage-backed securities-agency	229,936	—	229,936	—
Equity securities	1,310	200	—	1,110

Total investment securities available for sale	284,470	200	283,160	1,110
Derivative loan commitments
Interest rate lock commitments	549	—	—	549
Mandatory delivery commitments	—	—	—	—

Total derivative loan commitments	549	—	—	549

Total	$285,019	$200	$283,160	$1,659

The following table shows a rollforward of fair value (in thousands) by level and category for the year ended December 31, 2012.

	Activity in Fair Value Measurements Twelve Months Ended December 31, 2012
	Investment Securities Available for Sale			Derivative Loan Commitments
Description	Level 1	Level 2	Level 3	Level 3
Balance, December 31, 2011	$200	$283,160	$1,110	$549
Unrealized gains included in:
Earnings	—	407	220	—
Other comprehensive income	48	412	—	—
Purchases	—	166,184	55	—
Sales	—	(86,422)	(1,096)	—
Issuances	—	—	—	1,491
Settlements	—	(87,823)	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—

Balance, December 31, 2012	$248	$275,918	$289	$2,040

The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer.

The following describe the valuation techniques used to measure fair value for our assets and liabilities that are measured on a recurring basis.

Investment Securities Available for Sale. Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities would include highly liquid government bonds, mortgage products, and exchange traded equities. If quoted market prices are not available, then fair values are estimated by using pricing models or quoted prices of securities with similar characteristics. Level 2 securities would include U.S. agency securities, mortgage-backed securities, obligations of states and political subdivisions, and certain corporate, asset-backed, and other securities valued using third party quoted prices in markets that are not active. In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within Level 3 of the valuation hierarchy.

Derivative Loan Commitments. The Company originates mortgage loans for sale into the secondary market on both a “best efforts” and a “mandatory delivery” basis. Under the “best efforts” basis, the Company enters into commitments to originate mortgage loans whereby the interest rate is fixed prior to funding. These commitments, in which the Company intends to sell in the secondary market, are considered freestanding derivatives. Under the “mandatory delivery” basis, mortgage loans held for sale and commitments to borrowers to originate loans at agreed upon interest rates expose the Company to changes in market rates and conditions subsequent to the interest rate lock commitment. The fair values of interest rate lock and mandatory delivery commitments, which are related to mortgage loan commitments and are categorized as Level 3, are based on quoted prices adjusted for commitments that the Company does not expect to fund.

Nonrecurring Basis

Certain assets, specifically collateral dependent impaired loans and foreclosed real estate and repossessed assets, are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The adjustments are based on appraisals of underlying collateral or other observable market prices when current appraisals or observable market prices are available. Where we do not have a current appraisal, an existing appraisal or other valuation would be utilized after discounting it to reflect current market conditions, and, as such, may include significant management assumptions and input with respect to the determination of fair value.

To assist in the discounting process, a valuation matrix was developed to provide valuation guidance for collateral dependent loans and foreclosed real estate where it was deemed that an existing appraisal was outdated as to current market conditions. The matrix applies discounts to external appraisals depending on the type of real estate and age of the appraisal. The discounts are generally specific point estimates; however in some cases, the matrix allows for a small range of values. The discounts were based in part upon externally derived statistical data. The discounts were also based upon management’s knowledge of market conditions and prices of sales of foreclosed real estate. In addition, matrix value adjustments may be made by our independent appraisal group to reflect property value trends within specific markets as well as actual sales data from market transactions and/or foreclosed real estate sales. In the case where an appraisal is greater than two years old for collateral dependent impaired loans and foreclosed real estate, it is the Company’s policy to classify these as Level 3 within the fair value hierarchy; otherwise, they are classified as Level 2. The average age of appraisals for Level 3 valuations of collateral dependent loans was 3.82 years as of December 31, 2012. Management periodically reviews the discounts in the matrix as compared to valuations from updated appraisals and modifies the discounts accordingly should updated appraisals reflect valuations significantly different than those derived utilizing the matrix. To date, management believes the appraisal discount matrix has resulted in appropriate adjustments to existing appraisals thereby providing management with reasonable valuations for the collateral underlying the loan portfolio; however, while appraisals are indicators of fair value, the amount realized upon sale of these assets could be significantly different. The following tables present the carrying amount (in thousands) for impaired loans at December 31, 2012 and 2011.

	Assets Measured at Fair Value	Fair Value Measurements at December 31, 2012 Using
		Level 1	Level 2	Level 3
Impaired loans	$95,426	$—	$81,202	$14,224

	Assets Measured at Fair Value	Fair Value Measurements at December 31, 2011 Using
		Level 1	Level 2	Level 3
Impaired loans	$123,806	$—	$107,659	$16,147

Our nonfinancial assets that are recognized or disclosed at fair value on a nonrecurring basis relate to foreclosed real estate and repossessed assets. The amounts below represent the carrying values (in thousands) for our foreclosed real estate and repossessed assets at December 31, 2012 and 2011.

	Assets Measured at Fair Value	Fair Value Measurements at December 31, 2012 Using
		Level 1	Level 2	Level 3
Foreclosed real estate and repossessed assets	$32,215	$—	$32,211	$4

	Assets Measured at Fair Value	Fair Value Measurements at December 31, 2011 Using
		Level 1	Level 2	Level 3
Foreclosed real estate and repossessed assets	$63,613	$—	$63,613	$—

The following describes the valuation techniques used to measure fair value for our nonfinancial assets classified as nonrecurring.

Impaired Loans. Impaired loans are measured at the present value of their expected future cash flows by discounting those cash flows at the loan’s effective interest rate or at the loan’s observable market price. The difference between this discounted amount and the loan balance is recorded as an allowance for loan losses. For collateral dependent impaired loans, impairment is measured based upon the fair value of the underlying collateral. The Company will reduce the carrying value of the loan to the estimated fair value of the collateral less estimated selling costs through a charge off to the allowance for loan losses.

Foreclosed Real Estate and Repossessed Assets. The adjustments to foreclosed real estate and repossessed assets are based primarily on appraisals of the real estate or other observable market prices. Our policy is that fair values for these assets are based on current appraisals. In most cases, we maintain current appraisals for these items. Where we do not have a current appraisal, an existing appraisal would be utilized after discounting it to reflect changes in market conditions from the date of the existing appraisal, and, as such, may include significant management assumptions and input with respect to the determination of fair value. As described above, we utilize a valuation matrix to assist in this process.

Other Fair Value Measurements

Additionally, accounting standards require the disclosure of the estimated fair value of financial instruments that are not recorded at fair value. For the financial instruments that the Company does not record at fair value, estimates of fair value are made at a point in time based on relevant market data and information about the financial instrument. No readily available market exists for a significant portion of the Company’s financial instruments. Fair value estimates for these instruments are based on current economic conditions, interest rate risk characteristics, and other factors. Many of these estimates involve uncertainties and matters of significant judgment and cannot be determined with precision. Therefore, the calculated fair value estimates in many instances cannot be substantiated by comparison to independent markets and, in many cases, may not be realizable in a current sale of the instrument. In addition, changes in assumptions could significantly affect these fair value estimates. The following methods and assumptions were used by the Company in estimating the fair value of these financial instruments.

(a) Cash and Cash Equivalents

Cash and cash equivalents include cash and due from banks, interest-bearing deposits in other banks, and overnight funds sold and due from FRB. The carrying amount approximates fair value.

(b) Investment Securities Available for Sale

Fair values are based on published market prices where available. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flow. Investment securities available for sale are carried at their aggregate fair value.

(c) Restricted Equity Securities

These investments are carried at cost.

(d) Loans Held For Sale

The carrying value of loans held for sale is a reasonable estimate of fair value since loans held for sale are expected to be sold within a short period.

(e) Loans

To determine the fair values of loans other than those listed as nonaccrual, we use discounted cash flow analyses. In these analyses, we use discount rates that are similar to the interest rates and terms currently being offered to borrowers of similar terms and credit quality. For nonaccrual loans, we use a variety of techniques to measure fair value, such as using the current appraised value of the collateral, discounting the contractual cash flows, and analyzing market data that we may adjust due to the specific characteristics of the loan or collateral.

(f) Interest Receivable and Interest Payable

The carrying amount approximates fair value.

(g) Bank-Owned Life Insurance

The carrying amount approximates fair value.

(h) Deposits

The fair values disclosed for demand deposits (for example, interest-bearing and noninterest-bearing demand and savings accounts) are, by definition, equal to the amount payable on demand at the reporting date (this is, their carrying values). The carrying amounts of variable-rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies market interest rates on comparable instruments to a schedule of aggregated expected monthly maturities on time deposits.

(i) Borrowings

The fair value of borrowings is estimated using discounted cash flow analyses based on the rates currently offered for borrowings of similar remaining maturities and collateral requirements. These include FHLB borrowings and other borrowings.

(j) Commitments to Extend Credit and Standby Letters of Credit

The only amounts recorded for commitments to extend credit and standby letters of credit are the deferred fees arising from these unrecognized financial instruments. These deferred fees are not deemed significant at December 31, 2012 and 2011, and as such, the related fair values have not been estimated.

The carrying amounts and fair values (in thousands) of those financial instruments that are not recorded at fair value at December 31, 2012 and 2011 were as follows.

	2012
	Carrying	Fair	Fair Value Measurements at Reporting Date Using
	Amount	Value	Level 1	Level 2	Level 3
Financial Assets:
Loans, net (1)	$1,383,893	$1,411,831	$—	$1,397,607	$14,224
Financial Liabilities:
Deposits	1,617,774	1,650,145	—	1,650,145	—
FHLB borrowings	195,060	195,108	—	195,108	—
Other borrowings	41,002	41,472	—	41,472	—

	2011
	Carrying	Fair	Fair Value Measurements at Reporting Date Using
	Amount	Value	Level 1	Level 2	Level 3
Financial Assets:
Loans, net (1)	$1,429,786	$1,464,121	$—	$1,447,974	$16,147
Financial Liabilities:
Deposits	1,798,034	1,769,449	—	1,769,449	—
FHLB borrowings	195,941	196,038	—	196,038	—
Other borrowings	40,617	40,617	—	40,617	—

(1)	Carrying amount and fair value includes impaired loans. Carrying amount is net of the allowance for loan losses.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
(20)	Income Taxes

The Company files federal income tax returns in the United States and in the states of Virginia, Maryland, and North Carolina. With few exceptions, the Company is no longer subject to United States federal and state income tax examinations by tax authorities for years prior to 2009. The current and deferred components of income tax expense (in thousands) for the years ended December 31, 2012, 2011, and 2010 were as follows.

	2012	2011	2010
Current	$(2,182)	$2,153	$(2,179)
Deferred	(9,737)	(37,787)	(71,185)
Deferred tax asset valuation allowance	9,737	37,787	71,185

Income tax expense (benefit)	$(2,182)	$2,153	$(2,179)

The provisions for income taxes for the years ended December 31, 2012, 2011, and 2010 differ from the amount computed by applying the statutory federal income tax rate to income before taxes due (in thousands) to the following.

	2012	2011	2010
Federal income tax benefit, at statutory rate	$(9,546)	$(33,761)	$(74,387)
Change resulting from:
State income tax, net of federal benefit	(529)	(1,859)	(2,459)
Valuation allowance of deferred tax assets	9,737	37,787	71,185
Dividends and tax-exempt interest	10	—	(22)
Officers’ life insurance	(299)	(432)	(428)
Benefit from NOL carryback	(2,182)	—	—
Other	627	418	3,932

Income tax expense (benefit)	$(2,182)	$2,153	$(2,179)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax assets and liabilities (in thousands) as of December 31, 2012 and 2011 were as follows.

	2012	2011
Deferred tax assets:
Allowance for loan losses	$99,589	$140,303
Federal net operating loss carryforward	55,615	8,964
State net operating loss carryforward	3,265	552
AMT carryforward	502	502
Impairment of securities and other assets	16,021	14,890
Nonaccrual loan interest	13,309	14,362
Accrued expenses	806	827
Nonqualified deferred compensation	1,040	1,086

Total deferred tax assets before valuation allowance	190,147	181,486
Valuation allowance	(173,038)	(163,639)

Total deferred tax assets	17,109	17,847

Deferred tax liabilities:
Prepaid expenses	708	836
Deferred loan costs	880	548
Fair value adjustment to net assets acquired in business combinations	10,535	11,386
Unrealized gain on securities available for sale	2,526	2,348
Depreciation	2,388	2,653
Other	72	76

Total deferred tax liabilities	17,109	17,847

Net deferred tax asset	$—	$—

At December 31, 2012, the Company had net operating loss carryforwards of $168.3 million, which are available to offset future federal and state taxable income, if any, through 2029. In addition, the Company has alternative minimum tax (“AMT”) credit carryforwards of approximately $502 thousand, which are available to reduce federal regular income taxes, if any, over an indefinite period.

In addition to a net operating loss and AMT carryforwards, our net deferred tax asset consisted primarily of two asset components offset by one liability component: (1) At December 31, 2012, the timing difference related to the allowance for loan losses was $269.6 million, resulting in a deferred tax asset of approximately $99.6 million. (2) Interest income related to non-performing loans (referred to as “lost interest”) is recognized as taxable income for tax purposes, but is not recorded as income for book purposes. Lost interest was approximately $36.0 million at December 31, 2012, resulting in a deferred tax asset of approximately $13.3 million. (3) The aggregate deferred tax effect of all purchase accounting entries related to the acquisitions of GFH and Shore Financial Corporation resulted in a net deferred tax liability of approximately $10.5 million at December 31, 2012.

A valuation allowance related to all components of net deferred tax assets was established in 2009 and adjusted, as necessary, in 2010, 2011, and 2012. The valuation allowance was established based upon a determination that it was not more likely than not the deferred tax assets would be fully realized primarily as a result of the significant operating losses experienced by the Company during year end 2009 and thereafter.

The Company had a $2.2 million income tax benefit in 2012. The benefit relates to the carryback of the net operating loss related to the 2006 through 2008 tax years, and refunds were approved and issued by the Internal Revenue Service.

The Company recognizes interest and penalties related to unrecognized tax benefits as part of the tax provision. The Company recognized minimal amounts in penalties and fees for the years ended December 31, 2012, 2011, and 2010. The Company has no uncertain tax positions at December 31, 2012.

Condensed Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Parent Company Only Financial Statements [Abstract]
Condensed Parent Company Only Financial Statements
(21)	Condensed Parent Company Only Financial Statements

The condensed financial position as of December 31, 2012 and 2011 and the condensed results of operations and cash flows for each of the years in the three-year period ended December 31, 2012 of Hampton Roads Bankshares, Inc., parent company only, are presented below (in thousands).

Condensed Balance Sheets

	2012	2011
Assets:
Cash on deposit with subsidiaries	$21,484	$4,250
Equity securities available for sale	347	1,175
Investment in subsidiaries	200,643	154,296
Other assets	7,388	2,586

Total assets	$229,862	$162,307

Liabilities:
Borrowings	$30,939	$30,448
Deferred tax liability	9,691	9,729
Other liabilities	4,509	8,462

Total liabilities	45,139	48,639
Shareholders’ equity:
Common stock	1,703	346
Capital surplus	586,347	492,998
Retained deficit	(411,386)	(386,295)
Accumulated other comprehensive income, net of tax	6,837	6,377

Total shareholders’ equity before non-controlling interest	183,501	113,426
Non-controlling interest	1,222	242

Total shareholders’ equity	184,723	113,668

Total liabilities and shareholders’ equity	$229,862	$162,307

Condensed Statements of Operations

	2012	2011	2010
Income:
Interest income	$108	$157	$87
Other-than-temporary impairment of securities	—	(93)	(67)
Gain on sale of investment securities available for sale	220	—	467
Other income	51	235	16

Total income	379	299	503

Expenses:
Interest expense	1,945	2,421	3,274
Other expense	1,157	2,255	(34)

Total expense	3,102	4,676	3,240

Loss before income taxes and equity in undistributed earnings of subsidiaries	(2,723)	(4,377)	(2,737)
Income tax benefit	(2,182)	—	(294)
Equity in undistributed loss of subsidiaries	(24,550)	(94,237)	(208,896)

Net loss attributable to Hampton Roads Bankshares, Inc.	(25,091)	(98,614)	(211,339)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock	—	—	(112,114)

Net loss available to common shareholders	$(25,091)	$(98,614)	$(99,225)

Condensed Statements of Cash Flows

	2012	2011	2010
Operating Activities:
Net loss	$(21,548)	$(98,002)	$(210,356)
Adjustments:
Equity in undistributed loss of subsidiaries	24,550	94,237	208,896
Amortization of intangibles	491	1,101	1,100
Stock-based compensation expense	165	110	157
Other-than-temporary impairment	—	—	67
Change in other assets	(4,949)	3,313	(1,061)
Change in other liabilities	(3,953)	(1,282)	6,128

Net cash provided by (used in) operating activities	(5,244)	(523)	4,931

Investing Activities:
Proceeds from sales of equity securities	—	—	1,305
Net decrease in loans	—	—	—
Investment in subsidiaries	(66,000)	(38,000)	(230,000)

Net cash used in investing activities	(66,000)	(38,000)	(228,695)

Financing Activities:
Net decrease in borrowings	—	—	(23,500)
Distributed non-controlling interest	(2,563)	(782)	(579)
Issuance of private placement shares, net	47,135	—	260,260
Issuance of rights offering shares	43,921	—	9,741
Issuance of common shares	—	15,515	—
Common stock repurchased	(15)	—	—
Preferred dividends paid and amortization of preferred stock discount	—	—	1,506
Forfeiture of nonvested stock	—	—	(38)

Net cash provided by financing activities	88,478	14,733	247,390

Increase (decrease) in cash and cash equivalents	17,234	(23,790)	23,626
Cash and cash equivalents at beginning of year	4,250	28,040	4,414

Cash and cash equivalents at end of year	$21,484	$4,250	$28,040

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
(22)	Related Party Transactions

Loans are made to the Company’s executive officers and directors and their associates during the ordinary course of business. In management’s opinion, these loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable loans with other persons and do not involve more than normal risk of collectability or present other unfavorable features. At December 31, 2012 and 2011, loans to executive officers, directors, and their associates amounted to $89.9 million and $78.1 million, respectively. During 2012, additional loans and repayments of loans by existing executive officers, directors, and their associates were $27.6 million and $19.3 million, respectively. An additional $3.5 million of loans made to directors in a prior year for the purchase of Company stock were refinanced during 2012. As a result, those loans were no longer required to be presented as deductions from shareholders’ equity as of December 31, 2012.

Deposits are taken from the Company’s executive officers and directors and their associates during the ordinary course of business. In management’s opinion, these deposits are taken on substantially the same terms, including interest rates, as those prevailing at the time for comparable deposits from other persons. At December 31, 2012 and 2011, deposits from executive officers, directors, and their associates amounted to $41.0 million and $39.2 million, respectively.

The Company leases two of its Outer Banks branches from a director and his wife for monthly payments of $8,000 and $18,410, respectively. The term of one lease was renewed for five years commencing August 2009. The other lease is a land lease that commenced in April 2006 for a term of twenty years, with three optional five-year renewals.

The Company leases from a director the land on which one of its Eastern Shore branches is located for monthly payments of $2,280. The terms of this lease were renewed for five years commencing June 2009 with one optional five-year renewal.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data (Unaudited)
(23)	Quarterly Financial Data (Unaudited)

Summarized unaudited quarterly financial data (in thousands) for the years ended December 31, 2012 and 2011 is as follows.

	2012
	Fourth	Third	Second	First
Interest income	$20,094	$19,933	$20,669	$21,606
Interest expense	3,805	4,096	4,472	4,905

Net interest income	16,289	15,837	16,197	16,701
Provision for loan losses	870	2,476	4,346	7,302
Noninterest income	366	2,200	1,993	3,108
Noninterest expense	22,355	20,394	18,767	19,911

Loss before provision for income taxes	(6,570)	(4,833)	(4,923)	(7,404)
Provision for income taxes (benefit)	(2,182)	—	—	—

Net loss	(4,388)	(4,833)	(4,923)	(7,404)
Net income attributable to non-controlling interest	1,210	1,088	744	501

Net loss available to common shareholders	$(5,598)	$(5,921)	$(5,667)	$(7,905)

Basic and diluted loss per share	$(0.03)	$(0.05)	$(0.15)	$(0.23)

	2011
	Fourth	Third	Second	First
Interest income	$22,876	$24,449	$26,283	$27,183
Interest expense	5,420	6,897	8,048	8,959

Net interest income	17,456	17,552	18,235	18,224
Provision for loan losses	14,117	17,679	14,740	21,314
Noninterest income (loss)	(1,127)	(171)	3,383	2,125
Noninterest expense	23,395	24,086	25,553	30,642

Loss before provision for income taxes	(21,183)	(24,384)	(18,675)	(31,607)
Provision for income taxes	—	2,110	—	43

Net loss	(21,183)	(26,494)	(18,675)	(31,650)
Net income attributable to non-controlling interest	230	247	118	17

Net loss available to common shareholders	$(21,413)	$(26,741)	$(18,793)	$(31,667)

Basic and diluted loss per share	$(0.62)	$(0.77)	$(0.56)	$(0.95)

Contingencies	12 Months Ended
Dec. 31, 2012
Contingencies [Abstract]
Contingencies
(24)	Contingencies

In the ordinary course of operations, the Company may become a party to legal proceedings. Based upon information currently available, management believes that such legal proceedings, in the aggregate, will not have a material adverse effect on our business, financial condition, results of operations, or cash flows.

Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Financial Statement Presentation and Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation. Hampton Roads Bankshares, Inc. (the “Company”) is a multi-bank holding company incorporated in 2001 under the laws of the Commonwealth of Virginia. The consolidated financial statements of Hampton Roads Bankshares, Inc. include the accounts of the Company and its wholly-owned subsidiaries: Bank of Hampton Roads (“BOHR”), Shore Bank (“Shore” and collectively with BOHR, the “Banks”), and Hampton Roads Investments, Inc., as well as their wholly-owned subsidiaries: Harbour Asset Servicing, Inc.; Gateway Bank Mortgage, Inc.; Gateway Investment Services, Inc.; and Shore Investments, Inc. The Company also owns all of the common stock of Gateway Capital Statutory Trust I, Gateway Capital Statutory Trust II, Gateway Capital Statutory Trust III, and Gateway Capital Statutory Trust IV (collectively, the “Gateway Capital Trusts”). The Gateway Capital Trusts are not consolidated as part of the Company’s consolidated financial statements. However, the junior subordinated debentures issued by the Company to the Gateway Capital Trusts are included in long-term borrowings, and the Company’s equity interest in the Gateway Capital Trusts is included in other assets. Additionally, all significant intercompany balances and transactions have been eliminated in consolidation.

The Company primarily engages in the general community and commercial banking business, targeting the banking needs of individuals and small- to medium-sized businesses in its primary service areas, which include the Hampton Roads region of southeastern Virginia, the Northeastern and Research Triangle regions of North Carolina, the Eastern Shore of Virginia, Maryland, and Delaware, and Richmond, Virginia. The Company’s primary products are traditional loan and deposit banking services. In addition, the Company offers mortgage banking services with loans that are sold in the secondary market and securities brokerage activities via an unaffiliated broker-dealer. In October 2010, the Company terminated its title insurance and settlement services for real estate transactions, and in August 2011, the Company sold its insurance agency business.

On September 28, 2010, the holders of the Company’s Common Stock, par value $0.01 per share (the “Common Stock”), approved an amendment to the Company’s Amended and Restated Articles of Incorporation (the “Articles”) to effect a reverse stock split of the Common Stock. On March 18, 2011, the Board of Directors of the Company unanimously adopted resolutions approving an amendment to the Articles to effect a 1-for-25 reverse stock split of all outstanding shares of the Common Stock, effective April 27, 2011 (the “Reverse Stock Split”). Shareholders received one new share of Common Stock in replacement of every twenty-five shares they held on that date. The Reverse Stock Split did not change the aggregate value of any shareholder’s shares of Common Stock or any shareholder’s ownership percentage of the Common Stock, except for minimal changes resulting from the treatment of fractional shares. The Company did not issue any fractional shares as a result of the Reverse Stock Split. The number of shares issued to each shareholder was rounded up to the nearest whole number. All previously reported share and per share amounts in the accompanying consolidated financial statements and related notes have been restated to reflect the reverse stock split.

Use of Estimates

Use of Estimates. The preparation of consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make assumptions, judgments, and estimates that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the periods presented. Actual results could differ from those estimates. Material estimates that are particularly susceptible to changes in the near term are the allowance for loan losses, the valuation of deferred taxes, the valuation of foreclosed real estate, and the fair value of financial instruments.

Summary of Significant Accounting Policies	Summary of Significant Accounting Policies. The following is a summary of the significant accounting and reporting policies used in preparing the consolidated financial statements.
Cash and Due from Bank Accounts

Cash and Due from Bank Accounts. For the purpose of presentation in the consolidated statements of cash flows, the Company considers cash and due from banks, interest-bearing deposits in other banks, and overnight funds sold and due from the Federal Reserve Bank of Richmond (“FRB”) as cash and cash equivalents. Cash and cash equivalents are used for daily cash management purposes, management of short-term interest rate opportunities, and liquidity. The Company is required to maintain average reserve balances in cash with the FRB. The amounts of daily average required reserves for the final weekly reporting period were $18.0 million and $18.1 million at December 31, 2012 and 2011, respectively.

Investment Securities

Investment Securities. Except for the restricted equity securities, all investment securities are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income, net of tax. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Securities are evaluated for possible impairment when the fair value of the security is less than its amortized cost. For debt securities, impairment is considered other-than-temporary and recognized in its entirety in the consolidated statements of operations if either we intend to sell the security or it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis. If, however, we do not intend to sell the security and it is not more likely than not that we will be required to sell the security before recovery, we must determine what portion of the impairment is attributable to a credit loss, which occurs when the amortized cost basis of the security exceeds the present value of the cash flows expected to be collected from the security. If there is credit loss, the loss must be recognized in the consolidated statements of operations and the remaining portion of impairment must be recognized in other comprehensive income. For equity securities, impairment is considered to be other-than-temporary based on our ability and intent to hold the investment until a recovery of fair value. Other-than-temporary impairment of an equity security results in a write-down that must be included in the consolidated statements of operations. We regularly review each investment security for other-than-temporary impairment based on criteria that include the extent to which cost exceeds market price, the duration of that market decline, the financial health of and specific prospects for the issuer, our best estimate of the present value of cash flows expected to be collected from debt securities, our intention with regard to holding the security to maturity, and the likelihood that we would plan to sell or be required to sell the security before recovery. All identified impairments on investment securities are taken in the periods identified.

Restricted Equity Securities

Restricted Equity Securities. As a requirement for membership, the Company invests in stock of the Federal Home Loan Bank of Atlanta (“FHLB”), FRB, Community Bankers’ Bank, and United Partners Bank. These investments are carried at cost due to the redemption provisions of these entities and the restricted nature of the securities. Management reviews for impairment based on the ultimate recoverability of the cost basis of these stocks.

Loans Held for Sale

Loans Held for Sale. The Company originates single family, residential, first lien mortgage loans that have been sold to secondary market investors on a best efforts and mandatory delivery basis. The Company classifies these loans as held for sale. The Company enters into commitments to originate or purchase residential mortgage loans whereby the interest rate of the loan was agreed to prior to funding (“interest rate lock commitments”). Interest rate lock commitments on residential mortgage loans that the Company intends to sell in the secondary market are considered derivatives. These derivatives are carried at fair value with changes in fair value reported as a component of gain on sale of the loans. The Company manages its exposure to changes in fair value associated with these interest rate lock commitments by entering into simultaneous agreements to sell the residential loans shortly after their origination and funding to third party investors.

Under the best efforts basis, loans originated for sale are primarily sold in the secondary market as whole loans. Whole loan sales are executed with the servicing rights being released to the buyer upon the sale, with the gain or loss on the sale equal to the difference between the proceeds received and the carrying value of the loans sold. Under the mandatory delivery basis, mortgage loans held for sale and commitments to borrowers to originate loans at agreed upon interest rates expose the Company to changes in market rates and conditions subsequent to the interest rate lock and funding date. The Company’s risk management strategy related to its interest rate lock commitment derivatives and loans held for sale includes using mortgage-based derivatives such as forward delivery commitments and To-Be-Announced securities in order to mitigate market risk.

Mortgage loans held for sale are carried at the lower of cost or fair value in the aggregate. The fair value of mortgage loans held for sale is determined using current secondary market prices for loans with similar coupons, maturities, and credit quality. The fair value of mortgage loans held for sale is impacted by changes in market interest rates. Net unrealized losses, if any, are recognized through a valuation allowance.

Loans

Loans. The Company grants commercial, real estate, and consumer loans to customers. A substantial portion of the loan portfolio is represented by both commercial and residential mortgage loans throughout Virginia, Maryland, and North Carolina. The ability of the Company’s debtors to honor their contracts is dependent upon several factors, including the value of the real estate and general economic conditions in this area. Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding unpaid principal balances adjusted for charge-offs and any deferred fees or costs on originated or purchased loans. Interest income is accrued on the unpaid principal balance unless the loan is considered impaired (refer to discussion below). Loan origination fees, net of certain direct origination costs, are deferred over the life of the loan and recognized as an adjustment of the related loan yield using the interest method except for lines of credit and loans with terms of 12 months or less where the straight-line method is used. Net fees related to standby letters of credit are recognized over the commitment period. In those instances when a loan prepays, the remaining deferred fee is recognized in the consolidated statements of operations.

Allowance for Loan Losses

Allowance for Loan Losses. The allowance for loan losses is a valuation allowance consisting of the cumulative effect of the provision for loan losses, less loans charged off, plus any amounts recovered on loans previously charged off. The provision for loan losses is the amount necessary, in management’s judgment, to maintain the allowance for loan losses at a level it believes sufficient to cover incurred losses in the collection of the Company’s loans. Loans are charged against the allowance when, in management’s opinion, they are deemed wholly or partially uncollectible. Recoveries of loans previously charged off are credited to the allowance when realized.

The allowance consists of specific, general, and unallocated components. The specific component relates to loans that are determined to be impaired. For those loans, an allowance is established when the discounted cash flows, collateral value, or observable market price of the impaired loan is lower than the carrying value of that loan. The general component covers non-impaired loans. The unallocated component covers uncertainties that could affect management’s estimate of probable losses.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical loss experience, risk characteristics of the various categories of loans, adverse situations affecting individual loans, loan risk grades, estimated value of any underlying collateral, input by regulators, and prevailing economic conditions. Further adjustments to the allowance for loan losses may be necessary based on changes in economic and real estate market conditions, further information regarding known problem loans, results of regulatory examinations, the identification of additional problem loans, and other factors. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

Impaired Loans

Impaired Loans. A loan is considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Certain loans are individually evaluated for impairment in accordance with the Company’s ongoing loan review procedures. Smaller balance homogeneous loans are collectively evaluated for impairment. Impaired loans are measured at the present value of their expected future cash flows by discounting those cash flows at the loan’s effective interest rate or at the loan’s observable market price. The difference between this discounted amount and the loan balance is recorded as an allowance for loan losses. For collateral dependent impaired loans, impairment is measured based upon the fair value of the underlying collateral. The Company will reduce the carrying value of the loan to the estimated fair value of the collateral less estimated selling costs through a charge off to the allowance for loan losses. The Company’s policy is to charge off impaired loans at the time of foreclosure, repossession, or liquidation or at such time any portion of the loan is deemed to be uncollectible and in no case later than 180 days in nonaccrual status. Once a loan is considered impaired, it continues to be considered impaired until the collection of all contractual interest and principal is considered probable or the balance is charged off.

Nonaccrual and Past Due Loans

Nonaccrual and Past Due Loans. Loans are placed in nonaccrual status when the collection of principal or interest becomes uncertain, part of the balance has been charged off and no restructuring has occurred, or the loans reach 90 days past due, whichever occurs first. When loans are placed in nonaccrual status, interest receivable is reversed against interest income recognized in the current year. Interest payments received thereafter are applied as a reduction of the remaining principal balance so long as doubt exists as to the ultimate collection of some or all of the contractual principal amount. Loans are removed from nonaccrual status when they become current as to both principal and interest and when the collection of principal and interest is no longer considered doubtful.

Modifications

Modifications. A restructured or modified loan results in a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the creditor grants a concession. TDRs are included in impaired loans and can be in accrual or nonaccrual status. Those in nonaccrual status are returned to accrual status after a period (generally at least six months) of performance under which the borrower demonstrates the ability and willingness to repay the loan.

Premises and Equipment

Premises and Equipment. Land is reported at cost, while premises and equipment are reported at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which range from three years for equipment to 40 years for premises. Leasehold improvements are amortized on a straight-line basis over the terms of the respective leases, including renewal options or the estimated useful lives of the improvements, whichever is shorter. Routine holding costs are charged to expense as incurred, while significant improvements are capitalized.

Long-Lived Assets	Long-Lived Assets. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.
Foreclosed Real Estate and Repossessed Assets

Foreclosed Real Estate and Repossessed Assets. Foreclosed real estate and repossessed assets include real estate acquired in the settlement of loans and other repossessed collateral and is initially recorded at the lower of the recorded loan balance or estimated fair value less estimated disposal costs. At foreclosure, any excess of the loan balance over the fair value of the property is charged to the allowance for loan losses. Subsequently, if there is an indicated decline in the estimated fair value of the property, an impairment is recognized through a loss on foreclosed real estate and repossessed assets with an offsetting allowance for losses on foreclosed assets which reduces the carrying value of individual properties. The allowance is only reduced for charge-offs once the property is sold. Costs to bring a property to salable condition are capitalized up to the fair value of the property while costs to maintain a property in salable condition are expensed as incurred. Losses on subsequent impairments recognized and gains and losses upon disposition of foreclosed real estate are recognized in losses on foreclosed real estate and repossessed assets within noninterest income.

Intangible Assets

Intangible Assets. Acquired intangible assets are recognized if the benefit of the assets can be sold, transferred, licensed, rented, or exchanged. They are amortized over their estimated useful lives ranging from three to eight years.

Bank-Owned Life Insurance

Bank-Owned Life Insurance. The Company purchased life insurance policies on the lives of certain officers. The policies are recorded as an asset at the cash surrender value of the policies. Increases or decreases in the cash surrender value, other than proceeds from death benefits, are recorded as income from bank-owned life insurance in noninterest income. Proceeds from death benefits first reduce the cash surrender value attributable to the individual policy and then any additional proceeds are recorded as noninterest income.

Fair Value

Fair Value. The Company classifies financial assets and liabilities measured at fair value into three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. Valuation methodologies for the fair value hierarchy are as follows: obtaining fair value via quoted prices in active markets for identical assets or liabilities (Level 1), having observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities (Level 2), and using unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities (Level 3).

Off-Balance Sheet Credit Exposure

Off-Balance Sheet Credit Exposures. The Company, in the normal course of business to meet the financing needs of its customers, is a party to financial instruments with off-balance sheet risk. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve, to varying degrees, elements of credit risk which have not been fully recognized in the consolidated balance sheets. The contract amount of these instruments reflects the extent of the Company’s involvement or “credit risk.” The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

Revenue Recognition

Revenue Recognition. Revenue earned on interest-earning assets is recognized based on the effective yield of the financial instrument; refer to discussion above under the caption Nonaccrual and Past Due Loans for the Company’s accounting policy for the suspension of interest revenue recognition. Service charges on deposit accounts are recognized as charged. Credit-related fees, including letter of credit fees, are recognized in interest income when earned.

Advertising Costs	Advertising Costs. Advertising costs are expensed as incurred.
Share-Based Compensation

Share-Based Compensation. To account for share-based compensation, the Company uses the fair value method, which requires that compensation cost relating to share-based transactions be recognized in the consolidated financial statements. The fair value of stock options is estimated at the date of grant using a lattice option pricing model. Grants of restricted stock awards and/or units are valued based on closing market price of the Company’s stock on the day of grant. Stock options and restricted stock granted with pro-rata vesting schedules are expensed over the vesting period on a straight-line basis. The Company’s policy is to use authorized and unissued common shares to satisfy all share-based awards when the terms of the award provide that it will be equity settled at the Company’s election. All of the Company’s share-based awards are equity-classified.

Income Taxes

Income Taxes. Deferred income tax assets and liabilities are determined using the balance sheet method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the temporary differences between the book and tax bases of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws.

A deferred tax liability is recognized for all temporary differences that will result in future taxable income; a deferred tax asset is recognized for all temporary differences that will result in future tax deductions, subject to reduction of the asset by a valuation allowance in certain circumstances. This valuation allowance is recognized if, based on an analysis of available evidence, management determines that it is more likely than not that some portion or all of the deferred tax asset will not be realized. The valuation allowance is subject to ongoing adjustment based on changes in circumstances that affect management’s judgment about the realizability of the deferred tax asset. Adjustments to increase or decrease the valuation allowance are charged or credited, respectively, to income tax expense.

The impact of a tax position is recognized in the financial statements if it is probable that position is more likely than not to be sustained by the taxing authority. Benefits from tax positions are measured at the highest tax benefit that is greater than 50% likely of being realized upon settlement. To the extent that the final tax outcome of these matters is different from the amounts recorded, the differences (both favorably and unfavorably) impact income tax expense in the period in which the determination is made. The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

Per Share Data

Per Share Data. Basic earnings (loss) per share is computed by dividing net income (loss) available to common shareholders by the number of weighted average common shares outstanding for the period. Diluted earnings (loss) per share reflects the dilutive effect of stock options using the treasury stock method. For the years ended December 31, 2012, 2011, and 2010, all options were anti-dilutive since the Company had a net loss available to common shareholders.

Comprehensive Income (Loss)

Comprehensive Income (Loss). Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in net income or loss. Certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the balance sheet. Such items, along with the operating net income or loss, are components of comprehensive income or loss.

Reclassification

Reclassification. Certain 2011 and 2010 amounts have been reclassified to conform to the 2012 presentation. In 2011 the Company reclassified its segment footnote to separate the “bank” category into “BOHR” and “Shore” as they are considered separate entities. The insurance (for the applicable years), brokerage, and holding company information was combined into “Other.” Additionally, numerous items were restated to give retroactive effect for the 1 for 25 shares reverse stock split that occurred on April 27, 2011.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

On January 1, 2012, the Company adopted ASU 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which required us to report the level in the fair value hierarchy of assets and liabilities not measured at fair value in the balance sheet but for which fair value is disclosed and to expand existing disclosures.

On January 1, 2012, the Company adopted ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income. The standard required the Company to present comprehensive income in a single continuous statement or in two separate but consecutive statements. The standard was applied retrospectively. The adoption of the new guidance resulted in the addition of new Consolidated Statements of Comprehensive Loss included in the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted the new accounting standards Intangibles – Goodwill and Other, Transfers and Servicing – Repurchase Agreements, and Financial Services – Insurance. The adoption of these new accounting standards did not impact our financial condition or results of operations.

Offsetting Assets and Liabilities

In December 2011, the FASB issued ASU 2011-11, Disclosures About Offsetting Assets and Liabilities that facilitates comparison between U.S. GAAP and IFRS by requiring companies provide enhanced disclosures for financial instruments and derivative instruments to enable users to evaluate the effect or potential effect of netting arrangements. The amendment is to be applied retrospectively for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. The adoption of the new guidance is not expected to have a material impact on the Company’s consolidated financial statements.

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Amortized cost and fair values of investment securities available for sale

	2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. agency securities	$31,522	$1,477	$11	$32,988
State and municipal securities	527	104	—	631
Corporate bonds	2,864	89	—	2,953
Mortgage-backed securities—agency	202,024	5,431	261	207,194
Mortgage-backed securities—non-agency	32,161	476	485	32,152
Equity securities	520	44	27	537

Total investment securities available for sale	$269,618	$7,621	$784	$276,455

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. agency securities	$48,854	$1,101	$35	$49,920
State and municipal securities	529	79	—	608
Corporate bonds	2,811	—	115	2,696
Mortgage-backed securities—agency	224,578	5,688	330	229,936
Equity securities	1,341	1	32	1,310

Total investment securities available for sale	$278,113	$6,869	$512	$284,470

Information pertaining to securities with gross unrealized losses

	2012
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. agency securities	$3,989	$11	$—	$—	$3,989	$11
Mortgage-backed securities—agency	16,957	261	—	—	16,957	261
Mortgage-backed securities—non-agency	13,149	485	—	—	13,149	485
Equity securities	66	12	40	15	106	27

	$34,161	$769	$40	$15	$34,201	$784

	2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. agency securities	$9,599	$35	$—	$—	$9,599	$35
Corporate bonds	2,696	115	—	—	2,696	115
Mortgage-backed securities—agency	35,730	281	3,066	49	38,796	330
Equity securities	—	—	89	32	89	32

	$48,025	$431	$3,155	$81	$51,180	$512

Rollforward of the cumulative OTTI losses

Balance, December 31, 2010	$719
Less: Realized gains for securities sales	—
Add: Loss where impairment was not previously recognized	309
Add: Loss where impairment was previously recognized	92

Balance, December 31, 2011	1,120
Less: Realized gains for securities sales	(233)
Add: Loss where impairment was not previously recognized	—
Add: Loss where impairment was previously recognized	—

Balance, December 31, 2012	$887

Amortized cost and fair values of investment securities not OTTI by contractual maturity

	2012		2011
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$998	$1,024	$—	$—
Due after one year but less than five years	5,196	5,359	7,293	7,379
Due after five years but less than ten years	9,372	9,759	14,189	14,563
Due after ten years	19,347	20,430	30,713	31,283
Mortgage-backed securities—agency	202,024	207,194	224,577	229,935
Mortgage-backed securities—non-agency	32,161	32,152	—	—
Equity securities	520	537	1,341	1,310

Total available-for-sale securities	$269,618	$276,455	$278,113	$284,470

Pledged investment securities at fair value

	2012	2011
Public deposits	$21,676	$21,437
Federal Home Loan Bank borrowings	90,054	88,024
Federal Reserve Bank borrowings	856	1,347
Repurchase agreements	12,140	13,154
Housing and Urban Development	245	385
Other	1,283	1,745

	$126,254	$126,092

Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Loan Losses [Abstract]
Loans Segments

	2012	2011
Commercial and Industrial	$267,080	$256,058
Construction	206,391	284,984
Real estate—commercial mortgage	530,042	522,052
Real estate—residential mortgage	372,591	414,957
Installment	56,302	26,525
Deferred loan fees and related costs	(131)	157

Total loans	$1,432,275	$1,504,733

Allowance for loan losses

	2012
			Real Estate—
	Commercial and Industrial	Construction	Commercial Mortgage	Residential Mortgage	Installment	Unallocated	Total
Allowance for loan losses:

Beginning balance	$13,605	$24,826	$17,101	$12,060	$2,067	$5,288	$74,947
Charge-offs	(18,489)	(10,965)	(11,462)	(9,033)	(603)		(50,552)
Recoveries	1,140	4,387	2,397	848	221		8,993
Provision	9,997	(2,520)	1,826	6,078	(798)	411	14,994

Ending balance	$6,253	$15,728	$9,862	$9,953	$887	$5,699	$48,382

Ending balance: attributable to loans individually evaluated for impairment	$2,005	$5,318	$3,193	$4,112	$155		$14,783

Recorded investment: loans individually evaluated for impairment	$23,485	$34,764	$49,374	$32,928	$436

Ending balance: attributable to loans collectively evaluated for impairment	$4,248	$10,410	$6,669	$5,841	$732	$5,699	$33,599

Recorded investment: loans collectively evaluated for impairment	$243,595	$171,627	$480,668	$339,663	$55,866

	2011
			Real Estate—
	Commercial and Industrial	Construction	Commercial Mortgage	Residential Mortgage	Installment	Unallocated	Total
Allowance for loan losses:

Beginning balance	$18,610	$83,052	$25,426	$17,973	$3,400	$8,792	$157,253
Charge-offs	(19,005)	(97,036)	(23,760)	(15,403)	(1,386)		(156,590)
Recoveries	1,834	2,229	1,382	694	295		6,434
Provision	12,166	36,581	14,053	8,796	(242)	(3,504)	67,850

Ending balance	$13,605	$24,826	$17,101	$12,060	$2,067	$5,288	$74,947

Ending balance: attributable to loans individually evaluated for impairment	$6,160	$9,637	$4,486	$5,382	$38		$25,703

Recorded investment: loans individually evaluated for impairment	$39,514	$72,053	$60,809	$38,965	$292

Ending balance: attributable to loans collectively evaluated for impairment	$7,445	$15,189	$12,615	$6,678	$2,029	$5,288	$49,244

Recorded investment: loans collectively evaluated for impairment	$216,544	$212,931	$461,243	$375,992	$26,233

Impaired loans

	2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$20,388	$28,576	$—	$21,860	$18
Construction
1-4 family residential construction	2,328	2,925	—	2,342	—
Commercial construction	17,739	42,591	—	19,281	4
Real estate
Commercial Mortgage
Owner occupied	21,277	26,246	—	19,163	323
Non-owner occupied	7,639	17,426	—	7,830	156
Residential Mortgage
Secured by 1-4 family, 1st lien	8,302	10,966	—	8,686	3
Secured by 1-4 family, junior lien	6,870	10,597	—	7,569	24
Installment	220	469	—	221	6

	$84,763	$139,796	$—	$86,952	$534

With an allowance recorded:
Commercial & Industrial	$3,097	$3,103	$2,005	$3,247	$39
Construction
1-4 family residential construction	—	—	—	—	—
Commercial construction	14,697	16,418	5,318	16,247	233
Real estate
Commercial Mortgage
Owner occupied	13,961	13,998	2,417	15,531	318
Non-owner occupied	6,497	6,497	776	6,516	260
Residential Mortgage
Secured by 1-4 family, 1st lien	13,873	14,082	2,645	14,195	544
Secured by 1-4 family, junior lien	3,883	3,899	1,467	3,927	140
Installment	216	217	155	217	5

	$56,224	$58,214	$14,783	$59,880	$1,539

Total:
Commercial & Industrial	$23,485	$31,679	$2,005	$25,107	$57
Construction	34,764	61,934	5,318	37,870	237
Real estate-commercial mortgage	49,374	64,167	3,193	49,040	1,057
Real estate-residential mortgage	32,928	39,544	4,112	34,377	711
Installment	436	686	155	438	11

Total	$140,987	$198,010	$14,783	$146,832	$2,073

	2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial & Industrial	$29,281	$36,244	$—	$30,249	$1,491
Construction
1-4 family residential construction	3,774	5,146	—	3,890	—
Commercial construction	34,441	73,369	—	35,229	187
Real estate
Commercial Mortgage
Owner occupied	17,663	21,225	—	18,213	380
Non-owner occupied	11,312	24,170	—	11,716	305
Residential Mortgage
Secured by 1-4 family, 1st lien	13,705	15,524	—	14,238	131
Secured by 1-4 family, junior lien	4,580	6,828	—	4,709	3
Installment	242	627	—	250	—

	$114,998	$183,133	$—	$118,494	$2,497

With an allowance recorded:
Commercial & Industrial	$10,233	$10,647	$6,160	$10,476	$34
Construction
1-4 family residential construction	6,454	6,504	2,387	6,722	237
Commercial construction	27,384	60,330	7,250	28,833	168
Real estate
Commercial Mortgage
Owner occupied	27,441	27,503	3,641	27,679	824
Non-owner occupied	4,393	6,008	845	4,432	—
Residential Mortgage
Secured by 1-4 family, 1st lien	18,617	19,061	4,225	18,756	767
Secured by 1-4 family, junior lien	2,063	2,171	1,157	2,150	10
Installment	50	50	38	54	—

	$96,635	$132,274	$25,703	$99,102	$2,040

Total:
Commercial & Industrial	$39,514	$46,891	$6,160	$40,725	$1,525
Construction	72,053	145,349	9,637	74,674	592
Real estate-commercial mortgage	60,809	78,906	4,486	62,040	1,509
Real estate-residential mortgage	38,965	43,584	5,382	39,853	911
Installment	292	677	38	304	—

Total	$211,633	$315,407	$25,703	$217,596	$4,537

Non-performing assets

	2012	2011
Loans 90 days past due and still accruing interest	$1,024	$84
Nonaccrual loans, including nonaccrual impaired loans	97,411	133,161
Foreclosed real estate and repossessed assets	32,215	63,613

Non-performing assets	$130,650	$196,858

Nonaccrual and past due loans

	2012	2011
Loans 90 days past due and still accruing interest	$1,024	$84
Nonaccrual loans, including nonaccrual impaired loans	97,411	133,161

Total non-performing loans	98,435	133,245
TDRs on accrual	16,945	21,168
Impaired loans on accrual	25,607	57,220

Total impaired loans	$140,987	$211,633

Age analysis of past due loans

	2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment >90 Days and Accruing
Commercial & Industrial	$402	$141	$23,436	$23,979	$243,101	$267,080	$1,024
Construction
1-4 family residential construction	—	—	2,328	2,328	15,181	17,509	—
Commercial construction	973	780	26,177	27,930	160,952	188,882	—
Real estate
Commercial Mortgage
Owner occupied	1,882	87	19,920	21,889	269,863	291,752	—
Non-owner occupied	50	—	5,112	5,162	233,128	238,290	—
Residential Mortgage
Secured by 1-4 family, 1st lien	3,098	3,394	15,918	22,410	202,641	225,051	—
Secured by 1-4 family, junior lien	527	421	5,289	6,237	141,303	147,540	—
Installment	3	11	255	269	56,033	56,302	—
Deferred loan fees and related costs	—	—	—	—	(131)	(131)	—

Total	$6,935	$4,834	$98,435	$110,204	$1,322,071	$1,432,275	$1,024

	2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment >90 Days and Accruing
Commercial & Industrial	$1,715	$2,179	$17,097	$20,991	$235,067	$256,058	$—
Construction
1-4 family residential construction	594	—	4,415	5,009	18,522	23,531	—
Commercial construction	2,490	2,069	54,593	59,152	202,301	261,453	—
Real estate
Commercial Mortgage
Owner occupied	1,145	861	23,250	25,256	280,745	306,001	—
Non-owner occupied	3,647	193	9,076	12,916	203,135	216,051	—
Residential Mortgage
Secured by 1-4 family, 1st lien	8,979	1,698	18,185	28,862	222,148	251,010	—
Secured by 1-4 family, junior lien	1,069	228	6,337	7,634	156,313	163,947	—
Installment	78	56	292	426	26,099	26,525	84
Deferred loan fees and related costs	—	—	—	—	157	157	—

Total	$19,717	$7,284	$133,245	$160,246	$1,344,487	$1,504,733	$84

Credit quality

	2012
	Pass	Special Mention	Substandard	Nonaccrual Loans	Total
Commercial & Industrial	$228,441	$8,560	$7,667	$22,412	$267,080
Construction
1-4 family residential construction	12,613	1,294	1,274	2,328	17,509
Commercial construction	98,084	25,513	39,108	26,177	188,882
Real estate
Commercial Mortgage
Owner occupied	212,589	39,003	20,240	19,920	291,752
Non-owner occupied	181,728	39,622	11,828	5,112	238,290
Residential Mortgage
Secured by 1-4 family, 1st lien	167,068	22,433	19,632	15,918	225,051
Secured by 1-4 family, junior lien	132,248	5,656	4,347	5,289	147,540
Installment	49,975	1,202	4,870	255	56,302
Deferred loan fees and related costs	(131)	—	—	—	(131)

Total	$1,082,615	$143,283	$108,966	$97,411	$1,432,275

	2011
	Pass	Special Mention	Substandard	Nonaccrual Loans	Total
Commercial & Industrial	$177,347	$27,916	$33,698	$17,097	$256,058
Construction
1-4 family residential construction	9,483	482	9,151	4,415	23,531
Commercial construction	119,885	53,660	33,315	54,593	261,453
Real estate
Commercial Mortgage
Owner occupied	203,974	44,669	34,108	23,250	306,001
Non-owner occupied	152,829	41,636	12,510	9,076	216,051
Residential Mortgage
Secured by 1-4 family, 1st lien	183,243	30,424	19,158	18,185	251,010
Secured by 1-4 family, junior lien	145,495	4,695	7,420	6,337	163,947
Installment	17,913	3,881	4,523	208	26,525
Deferred loan fees and related costs	157	—	—	—	157

Total	$1,010,326	$207,363	$153,883	$133,161	$1,504,733

Loans determined to be TDRs

	2012
	Rate (1)			Structure
Troubled Debt Restructurings	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial & Industrial	2	$902	$890	—	$—	$—
Construction
1-4 family residential construction	—	—	—	—	—	—
Commercial construction	—	—	—	—	—	—
Real estate
Commercial Mortgage
Owner occupied	—	—	—	1	5,300	5,198
Non-owner occupied	—	—	—	—	—	—
Residential Mortgage
Secured by 1-4 family, 1st lien	—	—	—	1	218	218
Secured by 1-4 family, junior lien	—	—	—	—	—	—
Installment	—	—	—	—	—	—

Total	2	$902	$890	2	$5,518	$5,416

(1)	Includes TDRs made with a below market rate that also includes a modification of loan structure.

	2011
	Rate (1)			Structure
Troubled Debt Restructurings	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial & Industrial	—	$—	$—	—	$—	$—
Construction
1-4 family residential construction	—	—	—	—	—	—
Commercial construction	2	572	562	5	1,329	1,354
Real estate
Commercial Mortgage
Owner occupied	—	—	—	4	2,419	2,249
Non-owner occupied	1	4,965	5,076	—	—	—
Residential Mortgage
Secured by 1-4 family, 1st lien	1	316	316	4	1,449	1,417
Secured by 1-4 family, junior lien	—	—	—	—	—	—
Installment	—	—	—	—	—	—

Total	4	$5,853	$5,954	13	$5,197	$5,020

(1)	Includes TDRs made with a below market rate that also includes a modification of loan structure.

Loans modified as TDRs within the months and for which there was a payment default during the period previous twelve

	2012		2011
Troubled Debt Restructurings That Subsequently Defaulted	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Commercial & Industrial	—	$—	—	$—
Construction
1-4 family residential construction	—	—	1	1,598
Commercial construction	6	1,740	—	—
Real estate
Commercial Mortgage
Owner occupied	—	—	1	3,628
Non-owner occupied	—	—	—	—
Residential Mortgage
Secured by 1-4 family, 1st lien	1	650	18	3,006
Secured by 1-4 family, junior lien	—	—	—	—
Installment	—	—	—	—

Total	7	$2,390	20	$8,232

Premises, Equipment, and Leases (Tables)	12 Months Ended
Dec. 31, 2012
Premises, Equipment, and Leases [Abstract]
Premises and equipment

	2012	2011
Land	$26,823	$29,433
Buildings and improvements	54,846	57,396
Leasehold improvements	2,187	2,384
Equipment, furniture, and fixtures	16,535	15,435
Construction in progress	245	967

	100,636	105,615
Less accumulated depreciation and amortization	(21,979)	(18,050)

Premises and equipment, net	$78,657	$87,565

Future minimum lease payments under noncancellable operating leases

2013	$2,334
2014	2,101
2015	1,939
2016	1,868
2017	1,904
Thereafter	16,671

$26,817

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Summary of intangible assets

	2012		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Intangible assets:
Core deposit intangible	$8,037	$5,635	$8,105	$4,381
Employment contract intangible	95	87	1,130	1,103
Insurance book of business intangible	—	—	—	—

Total intangible assets	$8,132	$5,722	$9,235	$5,484

Estimated aggregate annual amortization expense

2013	$973
2014	594
2015	594
2016	249

Total	$2,410

Foreclosed Real Estate and Repossessed Assets (Tables)	12 Months Ended
Dec. 31, 2012
Foreclosed Real Estate and Repossessed Assets [Abstract]
Analysis of the allowance for losses on foreclosed assets

	2012	2011	2010
Balance at beginning of year	$20,022	$9,533	$356
Provision for losses	14,126	17,196	10,925
Charge-offs	(15,048)	(6,707)	(1,748)

Balance at end of year	$19,100	$20,022	$9,533

Expenses applicable to foreclosed real estate and repossessed assets

	2012	2011	2010
Losses on sale of foreclosed real estate	$8,524	$4,900	$303
Provision for losses	14,126	17,196	10,925
Operating expenses	3,098	4,226	2,078

Total	$25,748	$26,322	$13,306

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Scheduled maturities of time deposits

	2012		2011
	Time Deposits	Time Deposits	Time Deposits	Time Deposits
	Less than $100	$100 or More	Less than $100	$100 or More
Maturity of:
3 months or less	$64,055	$81,606	$111,321	$71,617
3 months - 6 months	56,166	46,268	111,476	123,045
6 months - 12 months	88,083	83,164	154,798	94,025
1 year - 2 years	82,638	76,695	85,628	91,076
2 years - 3 years	13,697	39,203	13,552	21,204
3 years - 4 years	62,696	31,836	8,660	11,614
4 years - 5 years	24,234	21,608	37,624	32,396
Over 5 years	2,011	873	2,232	828

	$393,580	$381,253	$525,291	$445,805

Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Carrying value of maturities of FHLB borrowings

2014	$27,583
2015	167,477

$195,060

Schedule of trust preferred securities

	Carrying Amount	Par Amount	Interest Rate	Redeemable On Or After	Mandatory Redemption
Gateway Capital Statutory Trust I	$5,413	$8,428	LIBOR + 3.10%	September 17, 2008	September 17, 2033
Gateway Capital Statutory Trust II	4,444	7,217	LIBOR + 2.65%	July 17, 2009	June 17, 2034
Gateway Capital Statutory Trust III	7,919	15,464	LIBOR + 1.50%	May 30, 2011	May 30, 2036
Gateway Capital Statutory Trust IV	13,164	25,774	LIBOR + 1.55%	July 30, 2012	July 30, 2037

Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance-Sheet Risk [Abstract]
Financial instruments whose contract amounts represent credit risk

	2012	2011
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$275,140	$202,490
Standby letters of credit	16,236	14,957

	$291,376	$217,447

Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Retirement Plans [Abstract]
Change in benefit obligation and funded status

	2012	2011	2010
Benefit obligation at beginning of year	$1,543	$4,796	$4,874
Service cost	379	251	620
Interest cost	32	39	64
Settlements	(244)	(3,543)	(762)

Benefit obligation at end of year	1,710	1,543	4,796
Fair value of plan assets	—	—	—

Funded status	$(1,710)	$(1,543)	$(4,796)

Accrued benefit cost included in other liabilities

	2012	2011
Accrued benefit cost included in other liabilities	$(1,710)	$(1,543)

Components of net periodic benefit cost

	2012	2011	2010
Service cost	$379	$251	$620
Interest cost	32	39	64
(Gain) loss on settlements	—	149	(652)

Net periodic benefit cost	$411	$439	$32

Weighted-average assumptions used to determine benefit obligations and net periodic pension benefit

	2012	2011	2010
Discount rate	7.00%	7.00%	6.00% -7.00%
Rate of compensation increase	N/A	5.00%	5.00% -5.75%

Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Compensation Plans [Abstract]
Stock-based compensation expense

	2012	2011	2010
Expense recognized:
Related to stock options	$5	$85	$116
Related to share awards	160	25	41
Related tax benefit	—	—	36

Company's stock option activity and related information

		Weighted	Average
	Options	Average	Intrinsic
	Outstanding	Exercise Price	Value
Balance at December 31, 2009	56,809	$315.00	—
Expired	(9,956)	262.25	—

Balance at December 31, 2010	46,853	326.00	—
Expired	(16,297)	272.74	—

Balance at December 31, 2011	30,556	355.37	—
Expired	(3,898)	211.38	—

Balance at December 31, 2012	26,658	$376.76	—

Options exercisable at December 31, 2012	26,271	$377.80	—

Information pertaining to options outstanding and options exercisable

	Options Outstanding			Options Exercisable
Ranges of Exercise Prices	Number of Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price
$100.00 - $126.25	893	0.57	$116.85	893	$116.85
187.50 - 219.25	1,657	1.40	212.86	1,657	212.86
227.75 - 266.25	5,840	2.45	254.36	5,840	254.36
300.00 - 312.25	5,765	4.09	301.05	5,378	300.67
491.75 - 546.75	11,324	2.12	497.93	11,324	497.93
616.75	1,179	2.42	616.75	1,179	616.75

$100.00 - 616.75	26,658	2.53	$376.76	26,271	$377.80

Non-vested shares and restricted stock unit activity and related information

	Number of Awards	Weighted Average Grant Date Fair Value
Balance at December 31, 2009	877	$253.00
Vested	(160)	259.75
Forfeited	(397)	242.50

Balance at December 31, 2010	320	262.75
Vested	(120)	277.25
Forfeited	(120)	219.25

Balance at December 31, 2011	80	306.25
Vested	(125,079)	1.32
Granted	1,332,938	1.12

Balance at December 31, 2012	1,207,939	$1.12

Business Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Business Segment Reporting [Abstract]
Financial information for each segment

Year ended December 31, 2012	Total	Elimination	BOHR	Shore	Mortgage	Other
Net interest income (expense)	$65,024	$—	$55,228	$11,151	$481	$(1,836)
Provision for loan losses	(14,994)	—	(14,560)	(434)	—	—

Net interest income (expense) after provision for loan losses	50,030	—	40,668	10,717	481	(1,836)
Noninterest income (loss)	7,667	(245)	(11,234)	344	18,403	399
Noninterest expense	81,427	(245)	60,242	8,481	11,709	1,240

Income (loss) before provision for income taxes (benefit)	(23,730)	—	(30,808)	2,580	7,175	(2,677)
Provision for income taxes (benefit)	(2,182)	—	(2,182)	—	—	—

Net income (loss)	(21,548)	—	(28,626)	2,580	7,175	(2,677)
Net income attributable to non-controlling interest	3,543	—	—	—	3,543	—

Net income (loss) attributable to Hampton Roads Bankshares, Inc.	$(25,091)	$—	$(28,626)	$2,580	$3,632	$(2,677)

Total assets at December 31, 2012	$2,054,092	$(325,700)	$1,750,997	$312,764	$93,856	$222,175

Year ended December 31, 2011	Total	Elimination	BOHR	Shore	Mortgage	Other
Net interest income (expense)	$71,467	$—	$64,386	$9,188	$155	$(2,262)
Provision for loan losses	(67,850)	—	(67,240)	(610)	—	—

Net interest income (expense) after provision for loan losses	3,617	—	(2,854)	8,578	155	(2,262)
Noninterest income (loss)	4,210	(250)	(10,344)	2,091	8,369	4,344
Noninterest expense	103,676	(250)	80,658	9,736	8,544	4,988

Income (loss) before provision for income taxes	(95,849)	—	(93,856)	933	(20)	(2,906)
Provision for income taxes	2,153	—	2,106	47	—	—

Net income (loss)	(98,002)	—	(95,962)	886	(20)	(2,906)
Net income attributable to non-controlling interest	612	—	—	—	612	—

Net income (loss) attributable to Hampton Roads Bankshares, Inc.	$(98,614)	$—	$(95,962)	$886	$(632)	$(2,906)

Total assets at December 31, 2011	$2,166,860	$(258,739)	$1,912,912	$277,267	$68,117	$167,303

Year ended December 31, 2010	Total	Elimination	BOHR	Shore	Mortgage	Other
Net interest income (expense)	$75,959	$—	$70,324	$8,456	$351	$(3,172)
Provision for loan losses	(211,800)	—	(208,352)	(3,448)	—	—

Net interest income (expense) after provision for loan losses	(135,841)	—	(138,028)	5,008	351	(3,172)
Noninterest income (loss)	18,638	—	(1,097)	3,238	11,269	5,228
Noninterest expense	95,332	—	73,675	8,464	8,597	4,596

Income (loss) before provision for income taxes (benefit)	(212,535)	—	(212,800)	(218)	3,023	(2,540)
Provision for income taxes (benefit)	(2,179)	—	(2,146)	(33)	—	—

Net income (loss)	(210,356)	—	(210,654)	(185)	3,023	(2,540)
Net income attributable to non-controlling interest	983	—	—	—	983	—

Net income (loss) attributable to Hampton Roads Bankshares, Inc.	(211,339)	—	(210,654)	(185)	2,040	(2,540)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock	(112,114)	—	—	—	—	(112,114)

Net income (loss) available to common shareholders	$(99,225)	$—	$(210,654)	$(185)	$2,040	$109,574

Total assets at December 31, 2010	$2,900,156	$(281,626)	$2,585,880	$330,146	$25,393	$240,363

Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements [Abstract]
Summary of the Company's and the Banks' required and actual capital components

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012
Tier 1 Capital:
Consolidated Company	$205,192	12.46%	$65,886	4.00%	N/A	N/A
Bank of Hampton Roads	148,618	10.46%	56,808	4.00%	$85,212	6.00%
Shore Bank	31,863	14.58%	8,742	4.00%	13,113	6.00%
Total Risk-Based Capital:
Consolidated Company	226,125	13.73%	131,773	8.00%	N/A	N/A
Bank of Hampton Roads	166,718	11.74%	113,617	8.00%	142,021	10.00%
Shore Bank	34,330	15.71%	17,483	8.00%	21,254	10.00%
Leverage Ratio:
Consolidated Company	205,192	9.98%	82,202	4.00%	N/A	N/A
Bank of Hampton Roads	148,618	8.53%	69,890	4.00%	87,112	5.00%
Shore Bank	31,863	10.15%	12,560	4.00%	15,700	5.00%
As of December 31, 2011
Tier 1 Capital:
Consolidated Company	$133,715	8.06%	$66,356	4.00%	N/A	N/A
Bank of Hampton Roads	115,043	7.93%	58,024	4.00%	$87,036	6.00%
Shore Bank	22,602	11.22%	8,055	4.00%	12,083	6.00%
Total Risk-Based Capital:
Consolidated Company	155,120	9.35%	132,712	8.00%	N/A	N/A
Bank of Hampton Roads	133,835	9.23%	116,047	8.00%	145,059	10.00%
Shore Bank	25,131	12.47%	16,110	8.00%	20,138	10.00%
Leverage Ratio:
Consolidated Company	133,715	5.90%	90,678	4.00%	N/A	N/A
Bank of Hampton Roads	115,043	5.80%	79,334	4.00%	99,168	5.00%
Shore Bank	22,602	8.08%	11,196	4.00%	13,995	5.00%

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair value of assets measured and recognized at fair value on a recurring basis

	December 31, 2012	Fair Value Measurements at Reporting Date Using
		Level 1	Level 2	Level 3
Assets
Investment securities available for sale
U.S. agency securities	$32,988	$—	$32,988	$—
State and municipal securities	631	—	631	—
Corporate bonds	2,953	—	2,953	—
Mortgage-backed securities-agency	207,194	—	207,194	—
Mortgage-backed securities-non-agency	32,152	—	32,152	—
Equity securities	537	248	—	289

Total investment securities available for sale	276,455	248	275,918	289
Derivative loan commitments
Interest rate lock commitments	1,571	—	—	1,571
Mandatory delivery commitments	469	—	—	469

Total derivative loan commitments	2,040	—	—	2,040

Total	$278,495	$248	$275,918	$2,329

	December 31, 2011	Fair Value Measurements at Reporting Date Using
		Level 1	Level 2	Level 3
Assets
Investment securities available for sale
U.S. agency securities	$49,920	$—	$49,920	$—
State and municipal securities	608	—	608	—
Corporate bonds	2,696	—	2,696	—
Mortgage-backed securities-agency	229,936	—	229,936	—
Equity securities	1,310	200	—	1,110

Total investment securities available for sale	284,470	200	283,160	1,110
Derivative loan commitments
Interest rate lock commitments	549	—	—	549
Mandatory delivery commitments	—	—	—	—

Total derivative loan commitments	549	—	—	549

Total	$285,019	$200	$283,160	$1,659

Rollforward of fair value by level and category

	Activity in Fair Value Measurements Twelve Months Ended December 31, 2012
	Investment Securities Available for Sale			Derivative Loan Commitments
Description	Level 1	Level 2	Level 3	Level 3
Balance, December 31, 2011	$200	$283,160	$1,110	$549
Unrealized gains included in:
Earnings	—	407	220	—
Other comprehensive income	48	412	—	—
Purchases	—	166,184	55	—
Sales	—	(86,422)	(1,096)	—
Issuances	—	—	—	1,491
Settlements	—	(87,823)	—	—
Transfers in	—	—	—	—
Transfers out	—	—	—	—

Balance, December 31, 2012	$248	$275,918	$289	$2,040

Carrying amount for impaired loans

	Assets Measured at Fair Value	Fair Value Measurements at December 31, 2012 Using
		Level 1	Level 2	Level 3
Impaired loans	$95,426	$—	$81,202	$14,224

	Assets Measured at Fair Value	Fair Value Measurements at December 31, 2011 Using
		Level 1	Level 2	Level 3
Impaired loans	$123,806	$—	$107,659	$16,147

Carrying values for foreclosed real estate and repossessed assets

	Assets Measured at Fair Value	Fair Value Measurements at December 31, 2012 Using
		Level 1	Level 2	Level 3
Foreclosed real estate and repossessed assets	$32,215	$—	$32,211	$4

	Assets Measured at Fair Value	Fair Value Measurements at December 31, 2011 Using
		Level 1	Level 2	Level 3
Foreclosed real estate and repossessed assets	$63,613	$—	$63,613	$—

Carrying amounts and fair values of those financial instruments that are not recorded at fair value

	2012
	Carrying	Fair	Fair Value Measurements at Reporting Date Using
	Amount	Value	Level 1	Level 2	Level 3
Financial Assets:
Loans, net (1)	$1,383,893	$1,411,831	$—	$1,397,607	$14,224
Financial Liabilities:
Deposits	1,617,774	1,650,145	—	1,650,145	—
FHLB borrowings	195,060	195,108	—	195,108	—
Other borrowings	41,002	41,472	—	41,472	—

	2011
	Carrying	Fair	Fair Value Measurements at Reporting Date Using
	Amount	Value	Level 1	Level 2	Level 3
Financial Assets:
Loans, net (1)	$1,429,786	$1,464,121	$—	$1,447,974	$16,147
Financial Liabilities:
Deposits	1,798,034	1,769,449	—	1,769,449	—
FHLB borrowings	195,941	196,038	—	196,038	—
Other borrowings	40,617	40,617	—	40,617	—

(1)	Carrying amount and fair value includes impaired loans. Carrying amount is net of the allowance for loan losses.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Current and deferred components of income tax expense

	2012	2011	2010
Current	$(2,182)	$2,153	$(2,179)
Deferred	(9,737)	(37,787)	(71,185)
Deferred tax asset valuation allowance	9,737	37,787	71,185

Income tax expense (benefit)	$(2,182)	$2,153	$(2,179)

Provisions for income taxes

	2012	2011	2010
Federal income tax benefit, at statutory rate	$(9,546)	$(33,761)	$(74,387)
Change resulting from:
State income tax, net of federal benefit	(529)	(1,859)	(2,459)
Valuation allowance of deferred tax assets	9,737	37,787	71,185
Dividends and tax-exempt interest	10	—	(22)
Officers’ life insurance	(299)	(432)	(428)
Benefit from NOL carryback	(2,182)	—	—
Other	627	418	3,932

Income tax expense (benefit)	$(2,182)	$2,153	$(2,179)

Components of the Company's deferred tax assets and liabilities

	2012	2011
Deferred tax assets:
Allowance for loan losses	$99,589	$140,303
Federal net operating loss carryforward	55,615	8,964
State net operating loss carryforward	3,265	552
AMT carryforward	502	502
Impairment of securities and other assets	16,021	14,890
Nonaccrual loan interest	13,309	14,362
Accrued expenses	806	827
Nonqualified deferred compensation	1,040	1,086

Total deferred tax assets before valuation allowance	190,147	181,486
Valuation allowance	(173,038)	(163,639)

Total deferred tax assets	17,109	17,847

Deferred tax liabilities:
Prepaid expenses	708	836
Deferred loan costs	880	548
Fair value adjustment to net assets acquired in business combinations	10,535	11,386
Unrealized gain on securities available for sale	2,526	2,348
Depreciation	2,388	2,653
Other	72	76

Total deferred tax liabilities	17,109	17,847

Net deferred tax asset	$—	$—

Condensed Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Parent Company Only Financial Statements [Abstract]
Condensed Balance Sheets

	2012	2011
Assets:
Cash on deposit with subsidiaries	$21,484	$4,250
Equity securities available for sale	347	1,175
Investment in subsidiaries	200,643	154,296
Other assets	7,388	2,586

Total assets	$229,862	$162,307

Liabilities:
Borrowings	$30,939	$30,448
Deferred tax liability	9,691	9,729
Other liabilities	4,509	8,462

Total liabilities	45,139	48,639
Shareholders’ equity:
Common stock	1,703	346
Capital surplus	586,347	492,998
Retained deficit	(411,386)	(386,295)
Accumulated other comprehensive income, net of tax	6,837	6,377

Total shareholders’ equity before non-controlling interest	183,501	113,426
Non-controlling interest	1,222	242

Total shareholders’ equity	184,723	113,668

Total liabilities and shareholders’ equity	$229,862	$162,307

Condensed Statements of Operations

	2012	2011	2010
Income:
Interest income	$108	$157	$87
Other-than-temporary impairment of securities	—	(93)	(67)
Gain on sale of investment securities available for sale	220	—	467
Other income	51	235	16

Total income	379	299	503

Expenses:
Interest expense	1,945	2,421	3,274
Other expense	1,157	2,255	(34)

Total expense	3,102	4,676	3,240

Loss before income taxes and equity in undistributed earnings of subsidiaries	(2,723)	(4,377)	(2,737)
Income tax benefit	(2,182)	—	(294)
Equity in undistributed loss of subsidiaries	(24,550)	(94,237)	(208,896)

Net loss attributable to Hampton Roads Bankshares, Inc.	(25,091)	(98,614)	(211,339)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock	—	—	(112,114)

Net loss available to common shareholders	$(25,091)	$(98,614)	$(99,225)

Condensed Statements of Cash Flows

	2012	2011	2010
Operating Activities:
Net loss	$(21,548)	$(98,002)	$(210,356)
Adjustments:
Equity in undistributed loss of subsidiaries	24,550	94,237	208,896
Amortization of intangibles	491	1,101	1,100
Stock-based compensation expense	165	110	157
Other-than-temporary impairment	—	—	67
Change in other assets	(4,949)	3,313	(1,061)
Change in other liabilities	(3,953)	(1,282)	6,128

Net cash provided by (used in) operating activities	(5,244)	(523)	4,931

Investing Activities:
Proceeds from sales of equity securities	—	—	1,305
Net decrease in loans	—	—	—
Investment in subsidiaries	(66,000)	(38,000)	(230,000)

Net cash used in investing activities	(66,000)	(38,000)	(228,695)

Financing Activities:
Net decrease in borrowings	—	—	(23,500)
Distributed non-controlling interest	(2,563)	(782)	(579)
Issuance of private placement shares, net	47,135	—	260,260
Issuance of rights offering shares	43,921	—	9,741
Issuance of common shares	—	15,515	—
Common stock repurchased	(15)	—	—
Preferred dividends paid and amortization of preferred stock discount	—	—	1,506
Forfeiture of nonvested stock	—	—	(38)

Net cash provided by financing activities	88,478	14,733	247,390

Increase (decrease) in cash and cash equivalents	17,234	(23,790)	23,626
Cash and cash equivalents at beginning of year	4,250	28,040	4,414

Cash and cash equivalents at end of year	$21,484	$4,250	$28,040

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Summarized unaudited quarterly financial data

	2012
	Fourth	Third	Second	First
Interest income	$20,094	$19,933	$20,669	$21,606
Interest expense	3,805	4,096	4,472	4,905

Net interest income	16,289	15,837	16,197	16,701
Provision for loan losses	870	2,476	4,346	7,302
Noninterest income	366	2,200	1,993	3,108
Noninterest expense	22,355	20,394	18,767	19,911

Loss before provision for income taxes	(6,570)	(4,833)	(4,923)	(7,404)
Provision for income taxes (benefit)	(2,182)	—	—	—

Net loss	(4,388)	(4,833)	(4,923)	(7,404)
Net income attributable to non-controlling interest	1,210	1,088	744	501

Net loss available to common shareholders	$(5,598)	$(5,921)	$(5,667)	$(7,905)

Basic and diluted loss per share	$(0.03)	$(0.05)	$(0.15)	$(0.23)

	2011
	Fourth	Third	Second	First
Interest income	$22,876	$24,449	$26,283	$27,183
Interest expense	5,420	6,897	8,048	8,959

Net interest income	17,456	17,552	18,235	18,224
Provision for loan losses	14,117	17,679	14,740	21,314
Noninterest income (loss)	(1,127)	(171)	3,383	2,125
Noninterest expense	23,395	24,086	25,553	30,642

Loss before provision for income taxes	(21,183)	(24,384)	(18,675)	(31,607)
Provision for income taxes	—	2,110	—	43

Net loss	(21,183)	(26,494)	(18,675)	(31,650)
Net income attributable to non-controlling interest	230	247	118	17

Net loss available to common shareholders	$(21,413)	$(26,741)	$(18,793)	$(31,667)

Basic and diluted loss per share	$(0.62)	$(0.77)	$(0.56)	$(0.95)

Basis of Financial Statement Presentation and Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 28, 2010
Basis of Presentation (Additional Textual) [Abstract]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Shareholders' equity, reverse stock split	All prior period amounts have been restated to give retroactive effect to the 1 for 25 shares reverse stock split that occurred on April 27, 2011.
Daily average required reserve	$ 18	$ 18.1
Period of loan to defer origination cost	12 months or less
Charge off impaired loans days	180 days
Percentage of benefits from tax positions	50.00%
Equipment [Member]
Basis of Presentation (Textual) [Abstract]
Useful lives of the related assets	3 years
Premises [Member]
Basis of Presentation (Textual) [Abstract]
Useful lives of the related assets	40 years
Maximum [Member]
Basis of Presentation (Textual) [Abstract]
Estimated useful lives of intangible assets	8 years
Minimum [Member]
Basis of Presentation (Textual) [Abstract]
Estimated useful lives of intangible assets	3 years

Regulatory Matters (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Regulatory Matters (Textual) [Abstract]
Minimum amount to be considered to improve position	$ 2.5
Number of days assets in excess remain past due	More than 90 days
Written policies regarding adequate allowance for loan and lease losses for all foreclosed real estate and nonaccrual and delinquent loans	Excess of $2.5 million

Capital Raise (Details) (USD $)	12 Months Ended				12 Months Ended			12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2012 Component	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2012 Warrant [Member]	Aug. 12, 2010 Warrant [Member]	Dec. 31, 2012 Capital Raise [Member]	Dec. 31, 2012 Private Placement [Member]	Jun. 27, 2012 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member] Warrant [Member]	Jun. 27, 2012 Private Placement [Member] Carlyle Group L.P [Member]	Jun. 27, 2012 Private Placement [Member] Anchorage Capital Group L.L.C [Member]	Jun. 27, 2012 Private Placement [Member] CapGen Capital Group VI LP [Member]	Dec. 31, 2012 Rights Offering [Member]	Sep. 27, 2012 Rights Offering [Member]	Dec. 31, 2012 Standby Purchase [Member]	Sep. 27, 2012 Standby Purchase [Member]	Sep. 27, 2012 Standby Purchase [Member] Carlyle Group L.P [Member]	Sep. 27, 2012 Standby Purchase [Member] Anchorage Capital Group L.L.C [Member]	Sep. 27, 2012 Standby Purchase [Member] CapGen Capital Group VI LP [Member]
Capital Raise (Textual) [Abstract]
Gross proceeds from capital raise							$ 95,000,000
Common stock issued	170,265,150	34,561,145					135,717,307		71,429,459		18,520,757	19,197,431	33,710,394		21,000,687		43,287,161	16,007,143	16,007,143	11,272,875
Common stock per share							$ 0.7		$ 0.7						$ 0.7		$ 0.7
Sale of common stock									50,000,000
Shares, not subscribed for in the Rights Offering																	53,518,176
Total proceeds from the Rights Offering	47,135,000	15,515,000	260,260,000											14,700,000		30,300,000
Investors terminated warrants held to purchase shares								1,836,302
Investors terminated warrants held to purchase per share								$ 10
Investors terminated warrants fee in cash								1,000,000
Total investors terminated warrants fee								$ 3,000,000
Purchase shares of Common Stock				53,035	53,035	53,035
Adjustment of Warrants to common shares					757,643
Exercise price of warrant					$ 10
Adjusted exercise price per share					$ 0.7					$ 0.7
Capital Raise (Additional Textual) [Abstract]
Number of components	3

Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost and fair values of investment securities available for sale
Total investment securities available for sale, Amortized Cost	$ 269,618	$ 278,113
Total investment securities available for sale, Gross Unrealized Gains	7,621	6,869
Total investment securities available for sale, Gross Unrealized Losses	784	512
Total investment securities available for sale, Fair Value	276,455	284,470
U.S. agency securities [Member]
Amortized cost and fair values of investment securities available for sale
Total investment securities available for sale, Amortized Cost	31,522	48,854
Total investment securities available for sale, Gross Unrealized Gains	1,477	1,101
Total investment securities available for sale, Gross Unrealized Losses	11	35
Total investment securities available for sale, Fair Value	32,988	49,920
State and municipal securities [Member]
Amortized cost and fair values of investment securities available for sale
Total investment securities available for sale, Amortized Cost	527	529
Total investment securities available for sale, Gross Unrealized Gains	104	79
Total investment securities available for sale, Gross Unrealized Losses		0
Total investment securities available for sale, Fair Value	631	608
Corporate bonds [Member]
Amortized cost and fair values of investment securities available for sale
Total investment securities available for sale, Amortized Cost	2,864	2,811
Total investment securities available for sale, Gross Unrealized Gains	89	0
Total investment securities available for sale, Gross Unrealized Losses		115
Total investment securities available for sale, Fair Value	2,953	2,696
Mortgage-backed securities-agency [Member]
Amortized cost and fair values of investment securities available for sale
Total investment securities available for sale, Amortized Cost	202,024	224,578
Total investment securities available for sale, Gross Unrealized Gains	5,431	5,688
Total investment securities available for sale, Gross Unrealized Losses	261	330
Total investment securities available for sale, Fair Value	207,194	229,936
Mortgage-backed securities-non-agency [Member]
Amortized cost and fair values of investment securities available for sale
Total investment securities available for sale, Amortized Cost	32,161
Total investment securities available for sale, Gross Unrealized Gains	476
Total investment securities available for sale, Gross Unrealized Losses	485
Total investment securities available for sale, Fair Value	32,152
Equity securities [Member]
Amortized cost and fair values of investment securities available for sale
Total investment securities available for sale, Amortized Cost	520	1,341
Total investment securities available for sale, Gross Unrealized Gains	44	1
Total investment securities available for sale, Gross Unrealized Losses	27	32
Total investment securities available for sale, Fair Value	$ 537	$ 1,310

Investment Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Information pertaining to securities with gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	$ 34,161	$ 48,025
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Fair Value	40	3,155
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	34,201	51,180
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Loss	769	431
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Unrealized Loss	15	81
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Loss, Total	784	512
U.S. agency securities [Member]
Information pertaining to securities with gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	3,989	9,599
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	3,989	9,599
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Loss	11	35
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Unrealized Loss		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Loss, Total	11	35
Mortgage-backed securities-agency [Member]
Information pertaining to securities with gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	16,957	35,730
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Fair Value		3,066
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	16,957	38,796
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Loss	261	281
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Unrealized Loss		49
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Loss, Total	261	330
Mortgage-backed securities-non-agency [Member]
Information pertaining to securities with gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	13,149
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	13,149
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Loss	485
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Loss, Total	485
Corporate bonds [Member]
Information pertaining to securities with gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value		2,696
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total		2,696
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Loss		115
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Unrealized Loss		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Loss, Total		115
Equity securities [Member]
Information pertaining to securities with gross unrealized losses
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value	66	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Fair Value	40	89
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value, Total	106	89
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Loss	12	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or More, Unrealized Loss	15	32
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Loss, Total	$ 27	$ 32

Investment Securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Rollforward of the cumulative OTTI losses
Beginning balance	$ 1,120	$ 719
Less: Realized gains for securities sales	(233)
Add: Loss where impairment was not previously recognized		309
Add: Loss where impairment was previously recognized		92
Ending balance	$ 887	$ 1,120

Investment Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Information
Due in one year or less, Amortized Cost	$ 998
Due after one year but less than five years, Amortized Cost	5,196	7,293
Due after five years but less than ten years, Amortized Cost	9,372	14,189
Due after ten years, Amortized Cost	19,347	30,713
Equity securities, Amortized Cost	520	1,341
Total available-for-sale securities, Amortized Cost	269,618	278,113
Due in one year or less, Fair Value	1,024
Due after one year but less than five years, Fair Value	5,359	7,379
Due after five years but less than ten years, Fair Value	9,759	14,563
Due after ten years, Fair Value	20,430	31,283
Equity securities, Fair Value	537	1,310
Total available-for-sale securities, Fair Value	276,455	284,470
Mortgage-backed securities-agency [Member]
Financial Information
Total available-for-sale securities, Amortized Cost	202,024	224,578
Total available-for-sale securities, Fair Value	207,194	229,936
Mortgage-backed securities-non-agency [Member]
Financial Information
Total available-for-sale securities, Amortized Cost	32,161
Total available-for-sale securities, Fair Value	$ 32,152

Investment Securities (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value of Investment securities
Fair value of Investment securities	$ 126,254	$ 126,092
Public Deposits [Member]
Fair value of Investment securities
Fair value of Investment securities	21,676	21,437
Federal Home Loan Bank Borrowings [Member]
Fair value of Investment securities
Fair value of Investment securities	90,054	88,024
Federal Reserve Bank Borrowings [Member]
Fair value of Investment securities
Fair value of Investment securities	856	1,347
Repurchase agreement [Member]
Fair value of Investment securities
Fair value of Investment securities	12,140	13,154
Housing and Urban Development [Member]
Fair value of Investment securities
Fair value of Investment securities	245	385
Other [Member]
Fair value of Investment securities
Fair value of Investment securities	$ 1,283	$ 1,745

Investment Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Securities (Textual) [Abstract]
Unrealized loss on equity securities	$ 784,000	$ 512,000
Equity securities, other-than-temporarily impaired	0	401,000	67,000
Investment Securities (Additional Textual) [Abstract]
Proceeds from sales of investment securities available for sale	87,500,000	69,900,000	2,600,000
Net realized gains	627,000	1,500,000	468,000
Impairment losses recognized through noninterest income	0	401,000	67,000
Additional amount included in accumulated other comprehensive income	0
Investment in Federal Home Loan Bank stock	12,000,000
Impairment losses on investment in FHLB Stock	0
Investment in FRB and other restricted stock totaled	6,100,000
U.S. agency securities [Member]
Investment Securities (Textual) [Abstract]
Unrealized loss on equity securities	11,000	35,000
Number of mortgage-backed securities	2
Debt Securities [Member]
Investment Securities (Textual) [Abstract]
Unrealized loss on equity securities	757,000
Mortgage-backed securities [Member]
Investment Securities (Textual) [Abstract]
Number of mortgage-backed securities	19
Equity securities [Member]
Investment Securities (Textual) [Abstract]
Unrealized loss on equity securities	27,000	32,000
Number of mortgage-backed securities	7	9
Equity securities, other-than-temporarily impaired	0
Equity securities with an amortized cost basis prior to impairment were determined to be other-than-temporarily impaired		$ 586,000	$ 81,000

Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans net of deferred income
Loans	$ 1,432,275	$ 1,504,733
Commercial and Industrial [Member]
Loans net of deferred income
Loans	267,080	256,058
Construction [Member]
Loans net of deferred income
Loans	206,391	284,984
Real estate - Commercial Mortgage [Member]
Loans net of deferred income
Loans	530,042	522,052
Real estate - Residential Mortgage [Member]
Loans net of deferred income
Loans	372,591	414,957
Installment [Member]
Loans net of deferred income
Loans	56,302	26,525
Deferred loan fees and related costs [Member]
Loans net of deferred income
Loans	$ (131)	$ 157

Loans and Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Beginning balance	$ 74,947	$ 157,253
Charge-offs	(50,552)	(156,590)
Recoveries	8,993	6,434
Provision	14,994	67,850
Ending balance	48,382	74,947
Ending balance: attributable to loans individually evaluated for impairment	14,783	25,703
Ending balance: attributable to loans collectively evaluated for impairment	33,599	49,244
Commercial and Industrial [Member]
Allowance for loan losses:
Beginning balance	13,605	18,610
Charge-offs	(18,489)	(19,005)
Recoveries	1,140	1,834
Provision	9,997	12,166
Ending balance	6,253	13,605
Ending balance: attributable to loans individually evaluated for impairment	2,005	6,160
Recorded investment: loans individually evaluated for impairment	23,485	39,514
Ending balance: attributable to loans collectively evaluated for impairment	4,248	7,445
Recorded investment: loans collectively evaluated for impairment	243,595	216,544
Construction [Member]
Allowance for loan losses:
Beginning balance	24,826	83,052
Charge-offs	(10,965)	(97,036)
Recoveries	4,387	2,229
Provision	(2,520)	36,581
Ending balance	15,728	24,826
Ending balance: attributable to loans individually evaluated for impairment	5,318	9,637
Recorded investment: loans individually evaluated for impairment	34,764	72,053
Ending balance: attributable to loans collectively evaluated for impairment	10,410	15,189
Recorded investment: loans collectively evaluated for impairment	171,627	212,931
Real estate - Commercial Mortgage [Member]
Allowance for loan losses:
Beginning balance	17,101	25,426
Charge-offs	(11,462)	(23,760)
Recoveries	2,397	1,382
Provision	1,826	14,053
Ending balance	9,862	17,101
Ending balance: attributable to loans individually evaluated for impairment	3,193	4,486
Recorded investment: loans individually evaluated for impairment	49,374	60,809
Ending balance: attributable to loans collectively evaluated for impairment	6,669	12,615
Recorded investment: loans collectively evaluated for impairment	480,668	461,243
Real estate - Residential Mortgage [Member]
Allowance for loan losses:
Beginning balance	12,060	17,973
Charge-offs	(9,033)	(15,403)
Recoveries	848	694
Provision	6,078	8,796
Ending balance	9,953	12,060
Ending balance: attributable to loans individually evaluated for impairment	4,112	5,382
Recorded investment: loans individually evaluated for impairment	32,928	38,965
Ending balance: attributable to loans collectively evaluated for impairment	5,841	6,678
Recorded investment: loans collectively evaluated for impairment	339,663	375,992
Installment [Member]
Allowance for loan losses:
Beginning balance	2,067	3,400
Charge-offs	(603)	(1,386)
Recoveries	221	295
Provision	(798)	(242)
Ending balance	887	2,067
Ending balance: attributable to loans individually evaluated for impairment	155	38
Recorded investment: loans individually evaluated for impairment	436	292
Ending balance: attributable to loans collectively evaluated for impairment	732	2,029
Recorded investment: loans collectively evaluated for impairment	55,866	26,233
Unallocated [Member]
Allowance for loan losses:
Beginning balance	5,288	8,792
Provision	411	(3,504)
Ending balance	5,699	5,288
Ending balance: attributable to loans collectively evaluated for impairment	$ 5,699	$ 5,288

Loans and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impaired loans by class
Recorded Investment with no allowance	$ 84,763	$ 114,998
Recorded Investment with allowance	56,224	96,635
Unpaid Principal Balance with no related allowance	139,796	183,133
Unpaid Principal Balance with allowance	58,214	132,274
Related Allowance with no allowance		0
Related Allowance with allowance	14,783	25,703
Average Recorded Investment with no allowance	86,952	118,494
Average Recorded Investment with allowance	59,880	99,102
Interest Income Recognized with no allowance	534	2,497
Interest Income Recognized with allowance	1,539	2,040
Recorded Investment, Net	140,987	211,633
Unpaid Principal Balance, Net	198,010	315,407
Average Recorded Investment, Net	146,832	217,596
Interest Income Recognized, Net	2,073	4,537
Real estate - Commercial Mortgage [Member]
Impaired loans by class
Related Allowance with allowance	3,193	4,486
Recorded Investment, Net	49,374	60,809
Unpaid Principal Balance, Net	64,167	78,906
Average Recorded Investment, Net	49,040	62,040
Interest Income Recognized, Net	1,057	1,509
Commercial and Industrial [Member]
Impaired loans by class
Recorded Investment with no allowance	20,388	29,281
Recorded Investment with allowance	3,097	10,233
Unpaid Principal Balance with no related allowance	28,576	36,244
Unpaid Principal Balance with allowance	3,103	10,647
Related Allowance with no allowance		0
Related Allowance with allowance	2,005	6,160
Average Recorded Investment with no allowance	21,860	30,249
Average Recorded Investment with allowance	3,247	10,476
Interest Income Recognized with no allowance	18	1,491
Interest Income Recognized with allowance	39	34
Recorded Investment, Net	23,485	39,514
Unpaid Principal Balance, Net	31,679	46,891
Average Recorded Investment, Net	25,107	40,725
Interest Income Recognized, Net	57	1,525
Construction [Member]
Impaired loans by class
Related Allowance with allowance	5,318	9,637
Recorded Investment, Net	34,764	72,053
Unpaid Principal Balance, Net	61,934	145,349
Average Recorded Investment, Net	37,870	74,674
Interest Income Recognized, Net	237	592
Installment [Member]
Impaired loans by class
Recorded Investment with no allowance	220	242
Recorded Investment with allowance	216	50
Unpaid Principal Balance with no related allowance	469	627
Unpaid Principal Balance with allowance	217	50
Related Allowance with no allowance		0
Related Allowance with allowance	155	38
Average Recorded Investment with no allowance	221	250
Average Recorded Investment with allowance	217	54
Interest Income Recognized with no allowance	6	0
Interest Income Recognized with allowance	5	0
Recorded Investment, Net	436	292
Unpaid Principal Balance, Net	686	677
Average Recorded Investment, Net	438	304
Interest Income Recognized, Net	11	0
Real estate - Residential Mortgage [Member]
Impaired loans by class
Related Allowance with allowance	4,112	5,382
Recorded Investment, Net	32,928	38,965
Unpaid Principal Balance, Net	39,544	43,584
Average Recorded Investment, Net	34,377	39,853
Interest Income Recognized, Net	711	911
1-4 family residential construction [Member] | Construction [Member]
Impaired loans by class
Recorded Investment with no allowance	2,328	3,774
Recorded Investment with allowance		6,454
Unpaid Principal Balance with no related allowance	2,925	5,146
Unpaid Principal Balance with allowance		6,504
Related Allowance with no allowance		0
Related Allowance with allowance		2,387
Average Recorded Investment with no allowance	2,342	3,890
Average Recorded Investment with allowance		6,722
Interest Income Recognized with no allowance		0
Interest Income Recognized with allowance		237
Commercial construction [Member] | Construction [Member]
Impaired loans by class
Recorded Investment with no allowance	17,739	34,441
Recorded Investment with allowance	14,697	27,384
Unpaid Principal Balance with no related allowance	42,591	73,369
Unpaid Principal Balance with allowance	16,418	60,330
Related Allowance with no allowance		0
Related Allowance with allowance	5,318	7,250
Average Recorded Investment with no allowance	19,281	35,229
Average Recorded Investment with allowance	16,247	28,833
Interest Income Recognized with no allowance	4	187
Interest Income Recognized with allowance	233	168
Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Impaired loans by class
Recorded Investment with no allowance	21,277	17,663
Recorded Investment with allowance	13,961	27,441
Unpaid Principal Balance with no related allowance	26,246	21,225
Unpaid Principal Balance with allowance	13,998	27,503
Related Allowance with no allowance		0
Related Allowance with allowance	2,417	3,641
Average Recorded Investment with no allowance	19,163	18,213
Average Recorded Investment with allowance	15,531	27,679
Interest Income Recognized with no allowance	323	380
Interest Income Recognized with allowance	318	824
Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Impaired loans by class
Recorded Investment with no allowance	7,639	11,312
Recorded Investment with allowance	6,497	4,393
Unpaid Principal Balance with no related allowance	17,426	24,170
Unpaid Principal Balance with allowance	6,497	6,008
Related Allowance with no allowance		0
Related Allowance with allowance	776	845
Average Recorded Investment with no allowance	7,830	11,716
Average Recorded Investment with allowance	6,516	4,432
Interest Income Recognized with no allowance	156	305
Interest Income Recognized with allowance	260	0
Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Impaired loans by class
Recorded Investment with no allowance	8,302	13,705
Recorded Investment with allowance	13,873	18,617
Unpaid Principal Balance with no related allowance	10,966	15,524
Unpaid Principal Balance with allowance	14,082	19,061
Related Allowance with no allowance		0
Related Allowance with allowance	2,645	4,225
Average Recorded Investment with no allowance	8,686	14,238
Average Recorded Investment with allowance	14,195	18,756
Interest Income Recognized with no allowance	3	131
Interest Income Recognized with allowance	544	767
Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Impaired loans by class
Recorded Investment with no allowance	6,870	4,580
Recorded Investment with allowance	3,883	2,063
Unpaid Principal Balance with no related allowance	10,597	6,828
Unpaid Principal Balance with allowance	3,899	2,171
Related Allowance with no allowance		0
Related Allowance with allowance	1,467	1,157
Average Recorded Investment with no allowance	7,569	4,709
Average Recorded Investment with allowance	3,927	2,150
Interest Income Recognized with no allowance	24	3
Interest Income Recognized with allowance	$ 140	$ 10

Loans and Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non-performing Assets
Loans 90 days past due and still accruing interest	$ 1,024	$ 84
Nonaccrual loans, including nonaccrual impaired loans	97,411	133,161
Foreclosed real estate and repossessed assets	32,215	63,613
Non-performing assets	$ 130,650	$ 196,858

Loans and Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Nonaccrual and Past Due Loans
Loans 90 days past due and still accruing interest	$ 1,024	$ 84
Nonaccrual loans, including nonaccrual impaired loans	97,411	133,161
Total non-performing loans	98,435	133,245
TDRs on accrual	16,945	21,168
Impaired loans on accrual	25,607	57,220
Total impaired loans	$ 140,987	$ 211,633

Loans and Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Age analysis of past due loans
30-59 Days Past Due	$ 6,935	$ 19,717
60-89 Days Past Due	4,834	7,284
Greater Than 90 Days	98,435	133,245
Total Past Due	110,204	160,246
Current	1,322,071	1,344,487
Total Loans	1,432,275	1,504,733
Recorded Investment > 90 Days and Accruing	1,024	84
Commercial and Industrial [Member]
Age analysis of past due loans
30-59 Days Past Due	402	1,715
60-89 Days Past Due	141	2,179
Greater Than 90 Days	23,436	17,097
Total Past Due	23,979	20,991
Current	243,101	235,067
Total Loans	267,080	256,058
Recorded Investment > 90 Days and Accruing	1,024	0
Installment [Member]
Age analysis of past due loans
30-59 Days Past Due	3	78
60-89 Days Past Due	11	56
Greater Than 90 Days	255	292
Total Past Due	269	426
Current	56,033	26,099
Total Loans	56,302	26,525
Recorded Investment > 90 Days and Accruing		84
Deferred loan fees and related costs [Member]
Age analysis of past due loans
30-59 Days Past Due		0
60-89 Days Past Due		0
Greater Than 90 Days		0
Total Past Due		0
Current	(131)	157
Total Loans	(131)	157
Recorded Investment > 90 Days and Accruing		0
1-4 family residential construction [Member] | Construction [Member]
Age analysis of past due loans
30-59 Days Past Due		594
60-89 Days Past Due		0
Greater Than 90 Days	2,328	4,415
Total Past Due	2,328	5,009
Current	15,181	18,522
Total Loans	17,509	23,531
Recorded Investment > 90 Days and Accruing		0
Commercial construction [Member] | Construction [Member]
Age analysis of past due loans
30-59 Days Past Due	973	2,490
60-89 Days Past Due	780	2,069
Greater Than 90 Days	26,177	54,593
Total Past Due	27,930	59,152
Current	160,952	202,301
Total Loans	188,882	261,453
Recorded Investment > 90 Days and Accruing		0
Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Age analysis of past due loans
30-59 Days Past Due	1,882	1,145
60-89 Days Past Due	87	861
Greater Than 90 Days	19,920	23,250
Total Past Due	21,889	25,256
Current	269,863	280,745
Total Loans	291,752	306,001
Recorded Investment > 90 Days and Accruing		0
Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Age analysis of past due loans
30-59 Days Past Due	50	3,647
60-89 Days Past Due		193
Greater Than 90 Days	5,112	9,076
Total Past Due	5,162	12,916
Current	233,128	203,135
Total Loans	238,290	216,051
Recorded Investment > 90 Days and Accruing		0
Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Age analysis of past due loans
30-59 Days Past Due	3,098	8,979
60-89 Days Past Due	3,394	1,698
Greater Than 90 Days	15,918	18,185
Total Past Due	22,410	28,862
Current	202,641	222,148
Total Loans	225,051	251,010
Recorded Investment > 90 Days and Accruing		0
Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Age analysis of past due loans
30-59 Days Past Due	527	1,069
60-89 Days Past Due	421	228
Greater Than 90 Days	5,289	6,337
Total Past Due	6,237	7,634
Current	141,303	156,313
Total Loans	147,540	163,947
Recorded Investment > 90 Days and Accruing		$ 0

Loans and Allowance for Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Credit quality of loan portfolio
Loans	$ 1,432,275	$ 1,504,733
Commercial and Industrial [Member]
Credit quality of loan portfolio
Loans	267,080	256,058
Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	530,042	522,052
Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	372,591	414,957
Installment [Member]
Credit quality of loan portfolio
Loans	56,302	26,525
Deferred loan fees and related costs [Member]
Credit quality of loan portfolio
Loans	(131)	157
1-4 family residential construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	17,509	23,531
Commercial construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	188,882	261,453
Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	291,752	306,001
Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	238,290	216,051
Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	225,051	251,010
Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	147,540	163,947
Pass [Member]
Credit quality of loan portfolio
Loans	1,082,615	1,010,326
Pass [Member] | Commercial and Industrial [Member]
Credit quality of loan portfolio
Loans	228,441	177,347
Pass [Member] | Installment [Member]
Credit quality of loan portfolio
Loans	49,975	17,913
Pass [Member] | Deferred loan fees and related costs [Member]
Credit quality of loan portfolio
Loans	(131)	157
Pass [Member] | 1-4 family residential construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	12,613	9,483
Pass [Member] | Commercial construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	98,084	119,885
Pass [Member] | Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	212,589	203,974
Pass [Member] | Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	181,728	152,829
Pass [Member] | Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	167,068	183,243
Pass [Member] | Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	132,248	145,495
Special Mention [Member]
Credit quality of loan portfolio
Loans	143,283	207,363
Special Mention [Member] | Commercial and Industrial [Member]
Credit quality of loan portfolio
Loans	8,560	27,916
Special Mention [Member] | Installment [Member]
Credit quality of loan portfolio
Loans	1,202	3,881
Special Mention [Member] | Deferred loan fees and related costs [Member]
Credit quality of loan portfolio
Loans		0
Special Mention [Member] | 1-4 family residential construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	1,294	482
Special Mention [Member] | Commercial construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	25,513	53,660
Special Mention [Member] | Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	39,003	44,669
Special Mention [Member] | Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	39,622	41,636
Special Mention [Member] | Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	22,433	30,424
Special Mention [Member] | Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	5,656	4,695
Substandard [Member]
Credit quality of loan portfolio
Loans	108,966	153,883
Substandard [Member] | Commercial and Industrial [Member]
Credit quality of loan portfolio
Loans	7,667	33,698
Substandard [Member] | Installment [Member]
Credit quality of loan portfolio
Loans	4,870	4,523
Substandard [Member] | Deferred loan fees and related costs [Member]
Credit quality of loan portfolio
Loans		0
Substandard [Member] | 1-4 family residential construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	1,274	9,151
Substandard [Member] | Commercial construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	39,108	33,315
Substandard [Member] | Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	20,240	34,108
Substandard [Member] | Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	11,828	12,510
Substandard [Member] | Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	19,632	19,158
Substandard [Member] | Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	4,347	7,420
Nonaccrual Loans [Member]
Credit quality of loan portfolio
Loans	97,411	133,161
Nonaccrual Loans [Member] | Commercial and Industrial [Member]
Credit quality of loan portfolio
Loans	22,412	17,097
Nonaccrual Loans [Member] | Installment [Member]
Credit quality of loan portfolio
Loans	255	208
Nonaccrual Loans [Member] | Deferred loan fees and related costs [Member]
Credit quality of loan portfolio
Loans		0
Nonaccrual Loans [Member] | 1-4 family residential construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	2,328	4,415
Nonaccrual Loans [Member] | Commercial construction [Member] | Construction [Member]
Credit quality of loan portfolio
Loans	26,177	54,593
Nonaccrual Loans [Member] | Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	19,920	23,250
Nonaccrual Loans [Member] | Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Credit quality of loan portfolio
Loans	5,112	9,076
Nonaccrual Loans [Member] | Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	15,918	18,185
Nonaccrual Loans [Member] | Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Credit quality of loan portfolio
Loans	$ 5,289	$ 6,337

Loans and Allowance for Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Modifications
Post-Modification Outstanding Recorded Investment	$ 34,700	$ 45,300
Troubled Debt Restructurings with Below Market Rate [Member]
Modifications
Number of Contracts	2	4
Pre-Modification Outstanding Recorded Investment	902	5,853
Post-Modification Outstanding Recorded Investment	890	5,954
Troubled Debt Restructurings with Below Market Rate [Member] | Commercial and Industrial [Member]
Modifications
Number of Contracts	2	0
Pre-Modification Outstanding Recorded Investment	902	0
Post-Modification Outstanding Recorded Investment	890	0
Troubled Debt Restructurings with Below Market Rate [Member] | Installment [Member]
Modifications
Number of Contracts		0
Pre-Modification Outstanding Recorded Investment		0
Post-Modification Outstanding Recorded Investment		0
Troubled Debt Restructurings with Below Market Rate [Member] | 1-4 family residential construction [Member] | Construction [Member]
Modifications
Number of Contracts		0
Pre-Modification Outstanding Recorded Investment		0
Post-Modification Outstanding Recorded Investment		0
Troubled Debt Restructurings with Below Market Rate [Member] | Commercial construction [Member] | Construction [Member]
Modifications
Number of Contracts		2
Pre-Modification Outstanding Recorded Investment		572
Post-Modification Outstanding Recorded Investment		562
Troubled Debt Restructurings with Below Market Rate [Member] | Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Modifications
Number of Contracts		0
Pre-Modification Outstanding Recorded Investment		0
Post-Modification Outstanding Recorded Investment		0
Troubled Debt Restructurings with Below Market Rate [Member] | Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Modifications
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		4,965
Post-Modification Outstanding Recorded Investment		5,076
Troubled Debt Restructurings with Below Market Rate [Member] | Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Modifications
Number of Contracts		1
Pre-Modification Outstanding Recorded Investment		316
Post-Modification Outstanding Recorded Investment		316
Troubled Debt Restructurings with Below Market Rate [Member] | Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Modifications
Number of Contracts		0
Pre-Modification Outstanding Recorded Investment		0
Post-Modification Outstanding Recorded Investment		0
Troubled Debt Restructurings as Structure [Member]
Modifications
Number of Contracts	2	13
Pre-Modification Outstanding Recorded Investment	5,518	5,197
Post-Modification Outstanding Recorded Investment	5,416	5,020
Troubled Debt Restructurings as Structure [Member] | Commercial and Industrial [Member]
Modifications
Number of Contracts		0
Pre-Modification Outstanding Recorded Investment		0
Post-Modification Outstanding Recorded Investment		0
Troubled Debt Restructurings as Structure [Member] | Installment [Member]
Modifications
Number of Contracts		0
Pre-Modification Outstanding Recorded Investment		0
Post-Modification Outstanding Recorded Investment		0
Troubled Debt Restructurings as Structure [Member] | 1-4 family residential construction [Member] | Construction [Member]
Modifications
Number of Contracts		0
Pre-Modification Outstanding Recorded Investment		0
Post-Modification Outstanding Recorded Investment		0
Troubled Debt Restructurings as Structure [Member] | Commercial construction [Member] | Construction [Member]
Modifications
Number of Contracts		5
Pre-Modification Outstanding Recorded Investment		1,329
Post-Modification Outstanding Recorded Investment		1,354
Troubled Debt Restructurings as Structure [Member] | Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Modifications
Number of Contracts	1	4
Pre-Modification Outstanding Recorded Investment	5,300	2,419
Post-Modification Outstanding Recorded Investment	5,198	2,249
Troubled Debt Restructurings as Structure [Member] | Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Modifications
Number of Contracts		0
Pre-Modification Outstanding Recorded Investment		0
Post-Modification Outstanding Recorded Investment		0
Troubled Debt Restructurings as Structure [Member] | Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Modifications
Number of Contracts	1	4
Pre-Modification Outstanding Recorded Investment	218	1,449
Post-Modification Outstanding Recorded Investment	218	1,417
Troubled Debt Restructurings as Structure [Member] | Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Modifications
Number of Contracts		0
Pre-Modification Outstanding Recorded Investment		0
Post-Modification Outstanding Recorded Investment		$ 0

Loans and Allowance for Loan Losses (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Loans modified as TDRs within the previous twelve months and for which there was a payment default during the period
Number of Contracts	7	20
Recorded Investment	$ 2,390	$ 8,232
Commercial and Industrial [Member]
Loans modified as TDRs within the previous twelve months and for which there was a payment default during the period
Number of Contracts		0
Recorded Investment		0
Installment [Member]
Loans modified as TDRs within the previous twelve months and for which there was a payment default during the period
Number of Contracts		0
Recorded Investment		0
1-4 family residential construction [Member] | Construction [Member]
Loans modified as TDRs within the previous twelve months and for which there was a payment default during the period
Number of Contracts		1
Recorded Investment		1,598
Commercial construction [Member] | Construction [Member]
Loans modified as TDRs within the previous twelve months and for which there was a payment default during the period
Number of Contracts	6	0
Recorded Investment	1,740	0
Owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Loans modified as TDRs within the previous twelve months and for which there was a payment default during the period
Number of Contracts		1
Recorded Investment		3,628
Non-owner occupied [Member] | Real estate - Commercial Mortgage [Member]
Loans modified as TDRs within the previous twelve months and for which there was a payment default during the period
Number of Contracts		0
Recorded Investment		0
Secured by 1-4 family, 1st lien [Member] | Real estate - Residential Mortgage [Member]
Loans modified as TDRs within the previous twelve months and for which there was a payment default during the period
Number of Contracts	1	18
Recorded Investment	650	3,006
Secured by 1-4 family, junior lien [Member] | Real estate - Residential Mortgage [Member]
Loans modified as TDRs within the previous twelve months and for which there was a payment default during the period
Number of Contracts		0
Recorded Investment		$ 0

Loans and Allowance for Loan Losses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Loan_Segment	Dec. 31, 2011
Loans and Allowance for Loan Losses (Additional Textual) [Abstract]
Purchase of portfolio	$ 39,600,000
Number of segments of loans	5
Nonaccrual status of uncollectible impaired loans	180 days
Total impaired loans	140,987,000	211,633,000
Impaired loans with no allowance	84,763,000	114,998,000
Costs incurred to sales, loans	54,000,000	52,900,000
Average age for loan appraisals	7 months 28 days
Expected additional loss on Impaired loans for which no allowance	0
Total non-performing assets	130,650,000	196,858,000
Non performing assets, percentage of total assets	6.00%	9.00%
Nonaccrual loans	97,411,000	133,161,000
Minimum period of principal and interest non payment to place under nonaccrual status	90 days
Additional interest income	6,700,000	29,700,000
Loans classified as TDRs	34,700,000	45,300,000
TDRs accruing	17,000,000	21,100,000
TDRs non-accruing	17,700,000	24,200,000
TDRs returned to accrual status	546,000	316,000
Commitments related to troubled debt restructurings	0	0
Commercial Real Estate [Member]
Loans and Allowance for Loan Losses (Textual) [Abstract]
Number of loans	1
Loans returned from TDR status	346,000
Real estate - Commercial Mortgage [Member]
Loans and Allowance for Loan Losses (Additional Textual) [Abstract]
Total impaired loans	49,374,000	60,809,000
Commercial and Industrial [Member]
Loans and Allowance for Loan Losses (Textual) [Abstract]
Number of loans	1
Loans returned from TDR status	101,000
Loans and Allowance for Loan Losses (Additional Textual) [Abstract]
Total impaired loans	23,485,000	39,514,000
Impaired loans with no allowance	20,388,000	29,281,000
Commercial construction [Member]
Loans and Allowance for Loan Losses (Textual) [Abstract]
Number of loans	1
Loans returned from TDR status	$ 1,100,000
Maximum [Member]
Loans and Allowance for Loan Losses (Textual) [Abstract]
Maturities or callable of commercial mortgage loans	5 years
Minimum [Member]
Loans and Allowance for Loan Losses (Textual) [Abstract]
Maturities or callable of commercial mortgage loans	1 year

Derivative Instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments (Textual) [Abstract]
Period of interest rate lock	60 days
Residential mortgage loans held for sale	$ 84,068,000	$ 63,171,000
Residential mortgage loans	94,500,000	44,600,000
Gain on derivatives	7,000
Carrying value of underlying loans and interest rate lock commitments	$ 469,000

Premises, Equipment, and Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Premises and equipment
Premises and equipment, Gross	$ 100,636	$ 105,615
Less accumulated depreciation and amortization	(21,979)	(18,050)
Premises and equipment, net	78,657	87,565
Land [Member]
Premises and equipment
Premises and equipment, Gross	26,823	29,433
Buildings and improvements [Member]
Premises and equipment
Premises and equipment, Gross	54,846	57,396
Leasehold improvements [Member]
Premises and equipment
Premises and equipment, Gross	2,187	2,384
Equipment, furniture, and fixtures [Member]
Premises and equipment
Premises and equipment, Gross	16,535	15,435
Construction in progress [Member]
Premises and equipment
Premises and equipment, Gross	$ 245	$ 967

Premises, Equipment, and Leases (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum lease payments under noncancellable operating leases
2013	$ 2,334
2014	2,101
2015	1,939
2016	1,868
2017	1,904
Thereafter	16,671
Total	$ 26,817

Premises, Equipment, and Leases (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises, Equipment, and Leases (Textual) [Abstract]
Depreciation and leasehold amortization expense	$ 4,100,000	$ 4,400,000	$ 5,000,000
Expiry date of lease	Aug 31, 2049
Lease term	20 years
Maximum year for lease renewal	1 year
Option to purchase the land	300,000
Rental expense	$ 2,500,000	$ 4,100,000	$ 3,300,000

Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 8,132	$ 9,235
Accumulated Amortization	5,722	5,484
Core deposit intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,037	8,105
Accumulated Amortization	5,635	4,381
Employment contract intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	95	1,130
Accumulated Amortization	87	1,103
Insurance book of business intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		0
Accumulated Amortization		$ 0

Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Estimated aggregate annual amortization expense
2013	$ 973
2014	594
2015	594
2016	249
Total	$ 2,410	$ 3,751

Intangible Assets (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets (Additional Textual) [Abstract]
Aggregate amortization expense, Finite lived intangible assets	$ 1.3	$ 1.8	$ 2
Core deposit intangible [Member]
Intangible Assets (Textual) [Abstract]
Weighted-average amortization period	6 years 7 months 6 days
Employment contract intangible [Member]
Intangible Assets (Textual) [Abstract]
Weighted-average amortization period	5 years

Foreclosed Real Estate and Repossessed Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Analysis of the allowance for losses on foreclosed assets
Balance at beginning of year	$ 20,022	$ 9,533	$ 356
Provision for losses	14,126	17,196	10,925
Charge-offs	(15,048)	(6,707)	(1,748)
Balance at end of year	$ 19,100	$ 20,022	$ 9,533

Foreclosed Real Estate and Repossessed Assets (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses applicable to foreclosed real estate and repossessed assets
Losses on sale of foreclosed real estate	$ 8,524	$ 4,900	$ 303
Provision for losses	14,126	17,196	10,925
Operating expenses	3,098	4,226	2,078
Total	$ 25,748	$ 26,322	$ 13,306

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturity of:
Time Deposits Less than $100, 3 months or less	$ 64,055	$ 111,321
Time Deposits Less than $100, 3 months - 6 months	56,166	111,476
Time Deposits Less than $100, 6 months - 12 months	88,083	154,798
Time Deposits Less than $100, 1 year - 2 years	82,638	85,628
Time Deposits Less than $100, 2 years - 3 years	13,697	13,552
Time Deposits Less than $100, 3 years - 4 years	62,696	8,660
Time Deposits Less than $100, 4 years - 5 years	24,234	37,624
Time Deposits Less than $100, Over 5 years	2,011	2,232
Time Deposits Less than $100, Total	393,580	525,291
Time Deposits $100 or More, 3 months or less	81,606	71,617
Time Deposits $100 or More, 3 months - 6 months	46,268	123,045
Time Deposits $100 or More, 6 months - 12 months	83,164	94,025
Time Deposits $100 or More, 1 year - 2 years	76,695	91,076
Time Deposits $100 or More, 2 years - 3 years	39,203	21,204
Time Deposits $100 or More, 3 years - 4 years	31,836	11,614
Time Deposits $100 or More, 4 years - 5 years	21,608	32,396
Time Deposits $100 or More, Over 5 years	873	828
Time Deposits $100 or More, Total	$ 381,253	$ 445,805

Deposits (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits (Textual) [Abstract]
Total deposits	$ 1,617,774,000	$ 1,798,034,000
Percentage decrease in deposits	10.00%
Decrease in deposits	(180,057,000)	(621,766,000)	(73,837,000)
Decrease in Interest-bearing demand deposits	20,500,000
Decrease in Time deposits with balances less than $100 thousand	131,700,000
Decrease in Time deposits with balances $100 thousand or more	64,600,000
Increase in Noninterest-bearing demand deposits	37,800,000
Brokered deposits	63,400,000	97,500,000
Interest-bearing demand deposits [Member]
Deposits (Textual) [Abstract]
Brokered deposits	9,400,000	15,200,000
Time Deposit [Member]
Deposits (Textual) [Abstract]
Brokered deposits	$ 54,000,000	$ 82,300,000

Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying value of maturities of FHLB borrowings
2014	$ 27,583
2015	167,477
Total	$ 195,060	$ 195,941

Borrowings (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Gateway Capital Statutory Trust I [Member]
Schedule of trust preferred securities
Carrying Amount	5,413
Par Amount	8,428
Interest Rate	LIBOR + 3.10%
Gateway Capital Statutory Trust I [Member] | Maximum [Member]
Schedule of trust preferred securities
Mandatory Redemption Date	Sep 17, 2033
Gateway Capital Statutory Trust I [Member] | Minimum [Member]
Schedule of trust preferred securities
Mandatory Redemption Date	Sep 17, 2008
Gateway Capital Statutory Trust II [Member]
Schedule of trust preferred securities
Carrying Amount	4,444
Par Amount	7,217
Interest Rate	LIBOR + 2.65%
Gateway Capital Statutory Trust II [Member] | Maximum [Member]
Schedule of trust preferred securities
Mandatory Redemption Date	Jun 17, 2034
Gateway Capital Statutory Trust II [Member] | Minimum [Member]
Schedule of trust preferred securities
Mandatory Redemption Date	Jul 17, 2009
Gateway Capital Statutory Trust III [Member]
Schedule of trust preferred securities
Carrying Amount	7,919
Par Amount	15,464
Interest Rate	LIBOR + 1.50%
Gateway Capital Statutory Trust III [Member] | Maximum [Member]
Schedule of trust preferred securities
Mandatory Redemption Date	May 30, 2036
Gateway Capital Statutory Trust III [Member] | Minimum [Member]
Schedule of trust preferred securities
Mandatory Redemption Date	May 30, 2011
Gateway Capital Statutory Trust IV [Member]
Schedule of trust preferred securities
Carrying Amount	13,164
Par Amount	25,774
Interest Rate	LIBOR + 1.55%
Gateway Capital Statutory Trust IV [Member] | Maximum [Member]
Schedule of trust preferred securities
Mandatory Redemption Date	Jul 30, 2037
Gateway Capital Statutory Trust IV [Member] | Minimum [Member]
Schedule of trust preferred securities
Mandatory Redemption Date	Jul 30, 2012

Borrowings (Details Textual) (USD $)	Dec. 31, 2012 Placement	Dec. 31, 2011	Dec. 31, 2012 Federal Home Loan Bank Advances [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Reverse Repurchase Agreement [Member]	Dec. 31, 2012 Reverse Repurchase Agreement [Member] Maximum [Member]	Dec. 31, 2012 Trust Preferred Securities [Member]	Dec. 31, 2012 Subordinated Debt [Member]	Dec. 31, 2011 Subordinated Debt [Member]
Loans (Textual) [Abstract]
Total credit lines with the FHLB			$ 223.1
LIBOR maturities				2 years 9 months	4 years
Interest rate						Variable rate of 9.85% minus three-month LIBOR
Variable interest rate						9.85%
LIBOR rate						31.00%
Maximum Interest rate							5.85%		5.90%	6.93%
Applicable interest rate						5.85%
Term of reverse repurchase						7 years
Carrying value of reverse repurchase agreement						10,100,000
Number of placements of trust preferred securities	4
Interest payable accrue	4,882,000	3,751,000						4,200,000
Carrying value of debentures									30,900,000
Loans (Additional Textual) [Abstract]
Loans from FHLB	195,100,000	195,900,000
FHLB weighted average interest rate	1.16%
Aggregate FHLB borrowings	193,100,000
Total fund lines maintained but not utilized by the company	40,900,000	58,100,000
Principle balance of reverse repurchase	$ 10,000,000

The Amended TARP (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2008	Aug. 12, 2010 Series C-1 Preferred [Member]	Dec. 31, 2008 Series C Preferred Stock [Member]	Dec. 31, 2012 Warrant [Member]	Aug. 12, 2010 Warrant [Member]	Dec. 31, 2008 Warrant [Member]
The Amended TARP (Textual) [Abstract]
Number of Shares Issued			80,347
Purchase shares of Common Stock	53,035			53,035	53,035
Preferred stock, no par value
Liquidation Preference			$ 1,000
Exercise price of warrant					10	227.25
Shares of Common Stock		2,089,022
Adjustment of Warrants to common shares				757,643
Adjusted exercise price per share				$ 0.7
Discounted conversion value of series C-1 Preferred					$ 6,500
Conversion price					$ 10
Warrant term					10 years
Amended Tarp (Additional Textual) [Abstract]
Aggregate purchase price	$ 80.3

Financial Instruments with Off-Balance-Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial instruments whose contract amounts represent credit risk
Credit risk amount, total	$ 291,376	$ 217,447
Commitments to extend credit [Member]
Financial instruments whose contract amounts represent credit risk
Credit risk amount, total	275,140	202,490
Standby letters of credit [Member]
Financial instruments whose contract amounts represent credit risk
Credit risk amount, total	$ 16,236	$ 14,957

Retirement Plans (Details) (Supplemental Executive Retirement Plans [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Executive Retirement Plans [Member]
Change in benefit obligation and funded status
Benefit obligation at beginning of year	$ 1,543	$ 4,796	$ 4,874
Service cost	379	251	620
Interest cost	32	39	64
Settlements	(244)	(3,543)	(762)
Benefit obligation at end of year	1,710	1,543	4,796
Fair value of plan assets
Funded status	$ (1,710)	$ (1,543)	$ (4,796)

Retirement Plans (Details 1) (Supplemental Executive Retirement Plans [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Supplemental Executive Retirement Plans [Member]
Accrued benefit cost included in other liabilities
Accrued benefit cost included in other liabilities	$ (1,710)	$ (1,543)

Retirement Plans (Details 2) (Supplemental Executive Retirement Plans [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Executive Retirement Plans [Member]
Components of net periodic benefit cost
Service cost	$ 379	$ 251	$ 620
Interest cost	32	39	64
(Gain) loss on settlements		149	(652)
Net periodic benefit cost	$ 411	$ 439	$ 32

Retirement Plans (Details 3) (Supplemental Executive Retirement Plans [Member])	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2010 Maximum [Member]
Weighted-average assumptions used to determine benefit obligations and net periodic pension benefit
Discount rate	7.00%	7.00%	6.00%	7.00%
Rate of compensation increase		5.00%	5.00%	5.75%

Retirement Plans (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans (Additional Textual) [Abstract]
Maximum contribution of participants	98.00%
Condition For Employer Matching Contribution	Company will make matching contributions of 100% of the first 3% of pay and 50% for the next 2% of pay.
Matching contribution of Company	100.00%
Matching contribution of Company by payment two	50.00%
Specified percentage of payment one	3.00%
Specified percentage of payment two	2.00%
Amount of matching contribution	$ 726	$ 954	$ 1,200
Expensed related to retirement	40	93	69
Eligibility criteria for compensation	sixth anniversary of the participant’s first board meeting
Supplemental Executive Retirement Plans [Member]
Retirement Plans (Textual) [Abstract]
Discretionary contributions	0	0	0
Number of officers eligible to receive annual benefit	1
Number of specified officers	5
Number of installment	15
Amount of installment	50
One time lump sum payment	600
Amount of contributions to fund the supplemental retirement agreements	0	0
Plan assets for unfunded plan	0
Defined benefit plan expected future benefit payments over ten years	0
Period of no benefit payments	10 years
Executive Savings Plan [Member]
Retirement Plans (Textual) [Abstract]
contribution to the plan			$ 0
Hampton Roads Investments Inc. [Member]
Retirement Plans (Textual) [Abstract]
Minimum age	21
Minimum service period	3 months
Shore Bank [Member]
Retirement Plans (Textual) [Abstract]
Minimum age	18
Minimum service period	3 months

Stock Compensation Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expense recognized:
Related tax benefit			$ 36
Stock options [Member]
Expense recognized:
Related to stock options	5	85	116
Share awards [Member]
Expense recognized:
Related to stock options	$ 160	$ 25	$ 41

Stock Compensation Plans (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Company's stock option activity and related information
Options Outstanding, beginning balance	30,556	46,853	56,809
Weighted Average Exercise Price, beginning balance	$ 355.37	$ 326	$ 315
Average Intrinsic Value, beginning balance
Options Outstanding, Expired	(3,898)	(16,297)	(9,956)
Weighted Average Exercise Price, Expired	$ 211.38	$ 272.74	$ 262.25
Average Intrinsic Value, Expired
Options Outstanding, ending balance	26,658	30,556	46,853
Weighted Average Exercise Price, ending balance	$ 376.76	$ 355.37	$ 326
Average Intrinsic Value, ending balance
Options Outstanding, exercisable	26,271
Weighted Average Exercise Price, options exercisable	$ 377.8
Average Intrinsic Value, options exercisable

Stock Compensation Plans (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Information pertaining to options outstanding and options exercisable
Lower ranges of exercise prices	$ 100
Upper ranges of exercise prices	$ 616.75
Number of Options Outstanding	26,658
Options Outstanding, Weighted Average Remaining Contractual Life - in years	2 years 6 months 11 days
Options Outstanding, Weighted Average Exercise Price	$ 376.76
Number of Options Exercisable	26,271
Options Exercisable, Weighted Average Exercise Price	$ 377.8
Range one [Member]
Information pertaining to options outstanding and options exercisable
Lower ranges of exercise prices	$ 100
Upper ranges of exercise prices	$ 126.25
Number of Options Outstanding	893
Options Outstanding, Weighted Average Remaining Contractual Life - in years	6 months 26 days
Options Outstanding, Weighted Average Exercise Price	$ 116.85
Number of Options Exercisable	893
Options Exercisable, Weighted Average Exercise Price	$ 116.85
Range two [Member]
Information pertaining to options outstanding and options exercisable
Lower ranges of exercise prices	$ 187.5
Upper ranges of exercise prices	$ 219.25
Number of Options Outstanding	1,657
Options Outstanding, Weighted Average Remaining Contractual Life - in years	1 year 4 months 24 days
Options Outstanding, Weighted Average Exercise Price	$ 212.86
Number of Options Exercisable	1,657
Options Exercisable, Weighted Average Exercise Price	$ 212.86
Range three [Member]
Information pertaining to options outstanding and options exercisable
Lower ranges of exercise prices	$ 227.75
Upper ranges of exercise prices	$ 266.25
Number of Options Outstanding	5,840
Options Outstanding, Weighted Average Remaining Contractual Life - in years	2 years 5 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 254.36
Number of Options Exercisable	5,840
Options Exercisable, Weighted Average Exercise Price	$ 254.36
Range four [Member]
Information pertaining to options outstanding and options exercisable
Lower ranges of exercise prices	$ 300
Upper ranges of exercise prices	$ 312.25
Number of Options Outstanding	5,765
Options Outstanding, Weighted Average Remaining Contractual Life - in years	4 years 1 month 2 days
Options Outstanding, Weighted Average Exercise Price	$ 301.05
Number of Options Exercisable	5,378
Options Exercisable, Weighted Average Exercise Price	$ 300.67
Range five [Member]
Information pertaining to options outstanding and options exercisable
Lower ranges of exercise prices	$ 491.75
Upper ranges of exercise prices	$ 546.75
Number of Options Outstanding	11,324
Options Outstanding, Weighted Average Remaining Contractual Life - in years	2 years 1 month 13 days
Options Outstanding, Weighted Average Exercise Price	$ 497.93
Number of Options Exercisable	11,324
Options Exercisable, Weighted Average Exercise Price	$ 497.93
Range six [Member]
Information pertaining to options outstanding and options exercisable
Lower ranges of exercise prices
Upper ranges of exercise prices	$ 616.75
Number of Options Outstanding	1,179
Options Outstanding, Weighted Average Remaining Contractual Life - in years	2 years 5 months 1 day
Options Outstanding, Weighted Average Exercise Price	$ 616.75
Number of Options Exercisable	1,179
Options Exercisable, Weighted Average Exercise Price	$ 616.75

Stock Compensation Plans (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-vested share activity and related information
Beginning Balance, Number of Awards	80	320	877
Beginning Balance, Weighted-Average Grant Date Fair Value	$ 306.25	$ 262.75	$ 253
Vested, Number of Awards	(125,079)	(120)	(160)
Vested, Weighted-Average Grant Date Fair Value	$ 1.32	$ 277.25	$ 259.75
Forfeited, Number of Awards		(120)	(397)
Forfeited, Weighted-Average Grant Date Fair Value		$ 219.25	$ 242.5
Granted, Number of Awards	1,332,938
Granted, Weighted-Average Grant Date Fair Value	$ 1.12
Ending Balance, Number of Awards	1,207,939	80	320
Ending Balance, Weighted-Average Grant Date Fair Value	$ 1.12	$ 306.25	$ 262.75

Stock Compensation Plans (Details Textual) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Stock options [Member]	Oct. 04, 2011 Stock options [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Restricted Stock Units (RSUs) [Member]	Jun. 25, 2012 2011 Omnibus Incentive Plan [Member]
Stock-Based Compensation (Textual) [Abstract]
Number of shares of common stock granted under new plan						2,750,000							13,675,000
Terms of outstanding options which are either fully vested and exercisable at the date of grant									5 years		10 years
Terms of outstanding options which vest ratably over period									3 years		10 years
Unrecognized compensation cost related to non-vested stock options					$ 24,000
Weighted-average period of recognizing cost related to non-vested stock options	1 year 10 months 24 days				4 years 9 months 18 days
Period for outstanding non-vested shares and restricted stock units which have original vesting schedules										1 year		2 years
Unrecognized compensation cost related to non-vested share awards							1,400,000
Shares vested during the period	125,079	120	160				124,999	80
Restricted shares vested, Per share	$ 1.32	$ 277.25	$ 259.75				$ 1.12	$ 306.25
Restricted shares vested	1,207,939	80	320	877
Restricted shares vested, Per share	$ 1.12	$ 306.25	$ 262.75	$ 253
Stock-Based Compensation (Additional Textual) [Abstract]
Options granted during the period	0	0	0
Weighted-average period of recognizing cost related to non-vested share awards	1 year 10 months 24 days				4 years 9 months 18 days
Total fair value of shares vested during the period	$ 142,000	$ 1,000	$ 6,000

Business Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial information for each segment
Net interest income (expense)	$ 16,289	$ 15,837	$ 16,197	$ 16,701	$ 17,456	$ 17,552	$ 18,235	$ 18,224	$ 65,024	$ 71,467	$ 75,959
Provision for loan losses	(870)	(2,476)	(4,346)	(7,302)	(14,117)	(17,679)	(14,740)	(21,314)	(14,994)	(67,850)	(211,800)
Net interest income (expense) after provision for loan losses									50,030	3,617	(135,841)
Noninterest income (loss)	366	2,200	1,993	3,108	(1,127)	(171)	3,383	2,125	7,667	4,210	18,638
Noninterest expense	22,355	20,394	18,767	19,911	23,395	24,086	25,553	30,642	81,427	103,676	95,332
Income (loss) before provision for income taxes (benefit)	(6,570)	(4,833)	(4,923)	(7,404)	(21,183)	(24,384)	(18,675)	(31,607)	(23,730)	(95,849)	(212,535)
Provision for income taxes (benefit)	(2,182)	0	0	0	0	2,110	0	43	(2,182)	2,153	(2,179)
Net income (loss)	(4,388)	(4,833)	(4,923)	(7,404)	(21,183)	(26,494)	(18,675)	(31,650)	(21,548)	(98,002)	(210,356)
Net income attributable to non-controlling interest	1,210	1,088	744	501	230	247	118	17	3,543	612	983
Net loss attributable to Hampton Roads Bankshares, Inc.									(25,091)	(98,614)	(211,339)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock											(112,114)
Net loss available to common shareholders	(5,598)	(5,921)	(5,667)	(7,905)	(21,413)	(26,741)	(18,793)	(31,667)	(25,091)	(98,614)	(99,225)
Total assets	2,054,092				2,166,860				2,054,092	2,166,860	2,900,156
Elimination [Member]
Financial information for each segment
Net interest income (expense)										0	0
Provision for loan losses										0	0
Net interest income (expense) after provision for loan losses										0	0
Noninterest income (loss)									(245)	(250)	0
Noninterest expense									(245)	(250)	0
Income (loss) before provision for income taxes (benefit)										0	0
Provision for income taxes (benefit)										0	0
Net income (loss)										0	0
Net income attributable to non-controlling interest										0	0
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock											0
Net loss available to common shareholders										0	0
Total assets	(325,700)				(258,739)				(325,700)	(258,739)	(281,626)
BOHR [Member]
Financial information for each segment
Net interest income (expense)									55,228	64,386	70,324
Provision for loan losses									(14,560)	(67,240)	(208,352)
Net interest income (expense) after provision for loan losses									40,668	(2,854)	(138,028)
Noninterest income (loss)									(11,234)	(10,344)	(1,097)
Noninterest expense									60,242	80,658	73,675
Income (loss) before provision for income taxes (benefit)									(30,808)	(93,856)	(212,800)
Provision for income taxes (benefit)									(2,182)	2,106	(2,146)
Net income (loss)									(28,626)	(95,962)	(210,654)
Net income attributable to non-controlling interest										0	0
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock											0
Net loss available to common shareholders									(28,626)	(95,962)	(210,654)
Total assets	1,750,997				1,912,912				1,750,997	1,912,912	2,585,880
Shore [Member]
Financial information for each segment
Net interest income (expense)									11,151	9,188	8,456
Provision for loan losses									(434)	(610)	(3,448)
Net interest income (expense) after provision for loan losses									10,717	8,578	5,008
Noninterest income (loss)									344	2,091	3,238
Noninterest expense									8,481	9,736	8,464
Income (loss) before provision for income taxes (benefit)									2,580	933	(218)
Provision for income taxes (benefit)										47	(33)
Net income (loss)									2,580	886	(185)
Net income attributable to non-controlling interest										0	0
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock											0
Net loss available to common shareholders									2,580	886	(185)
Total assets	312,764				277,267				312,764	277,267	330,146
Mortgage [Member]
Financial information for each segment
Net interest income (expense)									481	155	351
Provision for loan losses										0	0
Net interest income (expense) after provision for loan losses									481	155	351
Noninterest income (loss)									18,403	8,369	11,269
Noninterest expense									11,709	8,544	8,597
Income (loss) before provision for income taxes (benefit)									7,175	(20)	3,023
Provision for income taxes (benefit)										0	0
Net income (loss)									7,175	(20)	3,023
Net income attributable to non-controlling interest									3,543	612	983
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock											0
Net loss available to common shareholders									3,632	(632)	2,040
Total assets	93,856				68,117				93,856	68,117	25,393
Other [Member]
Financial information for each segment
Net interest income (expense)									(1,836)	(2,262)	(3,172)
Provision for loan losses										0	0
Net interest income (expense) after provision for loan losses									(1,836)	(2,262)	(3,172)
Noninterest income (loss)									399	4,344	5,228
Noninterest expense									1,240	4,988	4,596
Income (loss) before provision for income taxes (benefit)									(2,677)	(2,906)	(2,540)
Provision for income taxes (benefit)										0	0
Net income (loss)									(2,677)	(2,906)	(2,540)
Net income attributable to non-controlling interest										0	0
Net loss attributable to Hampton Roads Bankshares, Inc.											(2,540)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock											(112,114)
Net loss available to common shareholders									(2,677)	(2,906)	109,574
Total assets	$ 222,175				$ 167,303				$ 222,175	$ 167,303	$ 240,363

Business Segment Reporting (Details Textual)	12 Months Ended
Dec. 31, 2012 Segment Bank
Business Segment Reporting (Textual) [Abstract]
Number of community banks	2
Number of additional reportable segments	2

Restrictions on Loans and Dividends from Subsidiaries (Details)	12 Months Ended
Dec. 31, 2012 Loan
Restrictions on Loans and Dividends from Subsidiaries (Textual) [Abstract]
Loans between the Banks and the Company	0

Regulatory Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tier 1 Capital:
Tier 1 Capital: Actual Amount	$ 205,192	$ 133,715
Tier 1 Capital: For Capital Adequacy Purposes Amount	65,886	66,356
Total Risk-Based Capital:
Total Risk-Based Capital: Actual Amount	226,125	155,120
Total Risk-Based Capital: For Capital Adequacy Purposes Amount	131,773	132,712
Tier 1 Capital: Ratio and Total Risk-Based Capital: Ratio
Tier 1 Capital: Actual Ratio	12.46%	8.06%
Tier 1 Capital: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total Risk-Based Capital: Actual Ratio	13.73%	9.35%
Total Risk-Based Capital: For Capital Adequacy Purposes Ratio	8.00%	8.00%
Leverage Ratio: Amount
Leverage Ratio: Actual Amount	205,192	133,715
Leverage Ratio: For Capital Adequacy Purposes Amount	82,202	90,678
Leverage Ratio: Ratio
Leverage Ratio: Actual Ratio	9.98%	5.90%
Leverage Ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Bank of Hampton Roads [Member]
Tier 1 Capital:
Tier 1 Capital: Actual Amount	148,618	115,043
Tier 1 Capital: For Capital Adequacy Purposes Amount	56,808	58,024
Tier 1 Capital: To Be Well Capitalized Under Prompt Action Provisions Amount	85,212	87,036
Total Risk-Based Capital:
Total Risk-Based Capital: Actual Amount	166,718	133,835
Total Risk-Based Capital: For Capital Adequacy Purposes Amount	113,617	116,047
Total Risk-Based Capital: To Be Well Capitalized Under Prompt Action Provisions Amount	142,021	145,059
Tier 1 Capital: Ratio and Total Risk-Based Capital: Ratio
Tier 1 Capital: Actual Ratio	10.46%	7.93%
Tier 1 Capital: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital: To Be Well Capitalized Under Prompt Action Provisions Ratio	6.00%	6.00%
Total Risk-Based Capital: Actual Ratio	11.74%	9.23%
Total Risk-Based Capital: For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Risk-Based Capital: To Be Well Capitalized Under Prompt Action Provisions Ratio	10.00%	10.00%
Leverage Ratio: Amount
Leverage Ratio: Actual Amount	148,618	115,043
Leverage Ratio: For Capital Adequacy Purposes Amount	69,890	79,334
Leverage Ratio: To Be Well Capitalized Under Prompt Action Provisions Amount	87,112	99,168
Leverage Ratio: Ratio
Leverage Ratio: Actual Ratio	8.53%	5.80%
Leverage Ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Leverage Ratio: To Be Well Capitalized Under Prompt Action Provisions Ratio	5.00%	5.00%
Shore Bank [Member]
Tier 1 Capital:
Tier 1 Capital: Actual Amount	31,863	22,602
Tier 1 Capital: For Capital Adequacy Purposes Amount	8,742	8,055
Tier 1 Capital: To Be Well Capitalized Under Prompt Action Provisions Amount	13,113	12,083
Total Risk-Based Capital:
Total Risk-Based Capital: Actual Amount	34,330	25,131
Total Risk-Based Capital: For Capital Adequacy Purposes Amount	17,483	16,110
Total Risk-Based Capital: To Be Well Capitalized Under Prompt Action Provisions Amount	21,254	20,138
Tier 1 Capital: Ratio and Total Risk-Based Capital: Ratio
Tier 1 Capital: Actual Ratio	14.58%	11.22%
Tier 1 Capital: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital: To Be Well Capitalized Under Prompt Action Provisions Ratio	6.00%	6.00%
Total Risk-Based Capital: Actual Ratio	15.71%	12.47%
Total Risk-Based Capital: For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Risk-Based Capital: To Be Well Capitalized Under Prompt Action Provisions Ratio	10.00%	10.00%
Leverage Ratio: Amount
Leverage Ratio: Actual Amount	31,863	22,602
Leverage Ratio: For Capital Adequacy Purposes Amount	12,560	11,196
Leverage Ratio: To Be Well Capitalized Under Prompt Action Provisions Amount	$ 15,700	$ 13,995
Leverage Ratio: Ratio
Leverage Ratio: Actual Ratio	10.15%	8.08%
Leverage Ratio: For Capital Adequacy Purposes Ratio	4.00%	4.00%
Leverage Ratio: To Be Well Capitalized Under Prompt Action Provisions Ratio	5.00%	5.00%

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment securities available for sale:
Investment securities available for sale	$ 276,455	$ 284,470
U.S. agency securities [Member]
Investment securities available for sale:
Investment securities available for sale	32,988	49,920
State and municipal securities [Member]
Investment securities available for sale:
Investment securities available for sale	631	608
Corporate bonds [Member]
Investment securities available for sale:
Investment securities available for sale	2,953	2,696
Mortgage-backed securities-agency [Member]
Investment securities available for sale:
Investment securities available for sale	207,194	229,936
Mortgage-backed securities-non-agency [Member]
Investment securities available for sale:
Investment securities available for sale	32,152
Equity securities [Member]
Investment securities available for sale:
Investment securities available for sale	537	1,310
Recurring [Member]
Investment securities available for sale:
Investment securities available for sale	276,455	284,470
Derivative loan commitments
Derivative loan commitments	2,040	549
Total	278,495	285,019
Recurring [Member] | Interest rate lock commitments [Member]
Derivative loan commitments
Derivative loan commitments	1,571	549
Recurring [Member] | Mandatory Delivery Commitments [Member]
Derivative loan commitments
Derivative loan commitments	469	0
Recurring [Member] | U.S. agency securities [Member]
Investment securities available for sale:
Investment securities available for sale	32,988	49,920
Recurring [Member] | State and municipal securities [Member]
Investment securities available for sale:
Investment securities available for sale	631	608
Recurring [Member] | Corporate bonds [Member]
Investment securities available for sale:
Investment securities available for sale	2,953	2,696
Recurring [Member] | Mortgage-backed securities-agency [Member]
Investment securities available for sale:
Investment securities available for sale	207,194	229,936
Recurring [Member] | Mortgage-backed securities-non-agency [Member]
Investment securities available for sale:
Investment securities available for sale	32,152
Recurring [Member] | Equity securities [Member]
Investment securities available for sale:
Investment securities available for sale	537	1,310
Recurring [Member] | Level 1 [Member]
Investment securities available for sale:
Investment securities available for sale	248	200
Derivative loan commitments
Total	248	200
Recurring [Member] | Level 1 [Member] | Interest rate lock commitments [Member]
Derivative loan commitments
Derivative loan commitments		0
Recurring [Member] | Level 1 [Member] | Mandatory Delivery Commitments [Member]
Derivative loan commitments
Derivative loan commitments		0
Recurring [Member] | Level 1 [Member] | Equity securities [Member]
Investment securities available for sale:
Investment securities available for sale	248	200
Recurring [Member] | Level 2 [Member]
Investment securities available for sale:
Investment securities available for sale	275,918	283,160
Derivative loan commitments
Total	275,918	283,160
Recurring [Member] | Level 2 [Member] | Interest rate lock commitments [Member]
Derivative loan commitments
Derivative loan commitments		0
Recurring [Member] | Level 2 [Member] | Mandatory Delivery Commitments [Member]
Derivative loan commitments
Derivative loan commitments		0
Recurring [Member] | Level 2 [Member] | U.S. agency securities [Member]
Investment securities available for sale:
Investment securities available for sale	32,988	49,920
Recurring [Member] | Level 2 [Member] | State and municipal securities [Member]
Investment securities available for sale:
Investment securities available for sale	631	608
Recurring [Member] | Level 2 [Member] | Corporate bonds [Member]
Investment securities available for sale:
Investment securities available for sale	2,953	2,696
Recurring [Member] | Level 2 [Member] | Mortgage-backed securities-agency [Member]
Investment securities available for sale:
Investment securities available for sale	207,194	229,936
Recurring [Member] | Level 2 [Member] | Mortgage-backed securities-non-agency [Member]
Investment securities available for sale:
Investment securities available for sale	32,152
Recurring [Member] | Level 3 [Member]
Investment securities available for sale:
Investment securities available for sale	289	1,110
Derivative loan commitments
Derivative loan commitments	2,040	549
Total	2,329	1,659
Recurring [Member] | Level 3 [Member] | Interest rate lock commitments [Member]
Derivative loan commitments
Derivative loan commitments	1,571	549
Recurring [Member] | Level 3 [Member] | Mandatory Delivery Commitments [Member]
Derivative loan commitments
Derivative loan commitments	469	0
Recurring [Member] | Level 3 [Member] | Equity securities [Member]
Investment securities available for sale:
Investment securities available for sale	$ 289	$ 1,110

Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Level 1 [Member] | Investment Securities Available-for-Sale [Member]
Reconciliation of fair value by level and category
Balance, December 31, 2011	$ 200
Unrealized gains included in:
Other comprehensive income	48
Transfers in
Transfers out
Balance, December 31, 2012	248
Level 2 [Member] | Investment Securities Available-for-Sale [Member]
Reconciliation of fair value by level and category
Balance, December 31, 2011	283,160
Unrealized gains included in:
Earnings	407
Other comprehensive income	412
Purchases	166,184
Sales	(86,422)
Settlements	(87,823)
Transfers in
Transfers out
Balance, December 31, 2012	275,918
Level 3 [Member] | Investment Securities Available-for-Sale [Member]
Reconciliation of fair value by level and category
Balance, December 31, 2011	1,110
Unrealized gains included in:
Earnings	220
Purchases	55
Sales	(1,096)
Transfers in
Transfers out
Balance, December 31, 2012	289
Level 3 [Member] | Derivative Loan Commitments [Member]
Reconciliation of fair value by level and category
Balance, December 31, 2011	549
Unrealized gains included in:
Issuances	1,491
Transfers in
Transfers out
Balance, December 31, 2012	$ 2,040

Fair Value Measurements (Details 2) (Non Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying amount for impaired loans and adjustments made to fair value
Impaired loans	$ 95,426	$ 123,806
Level 1 [Member]
Carrying amount for impaired loans and adjustments made to fair value
Impaired loans
Level 2 [Member]
Carrying amount for impaired loans and adjustments made to fair value
Impaired loans	81,202	107,659
Level 3 [Member]
Carrying amount for impaired loans and adjustments made to fair value
Impaired loans	$ 14,224	$ 16,147

Fair Value Measurements (Details 3) (Non Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment securities available for sale:
Foreclosed real estate and repossessed assets	$ 32,215	$ 63,613
Level 1 [Member]
Investment securities available for sale:
Foreclosed real estate and repossessed assets
Level 2 [Member]
Investment securities available for sale:
Foreclosed real estate and repossessed assets	32,211	63,613
Level 3 [Member]
Investment securities available for sale:
Foreclosed real estate and repossessed assets	$ 4

Fair Value Measurements (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level 1 [Member]
Financial Assets:
Loans, net
Financial Liabilities:
Deposits
FHLB borrowings
Other borrowings
Level 2 [Member]
Financial Assets:
Loans, net	1,397,607	1,447,974
Financial Liabilities:
Deposits	1,650,145	1,769,449
FHLB borrowings	195,108	196,038
Other borrowings	41,472	40,617
Level 3 [Member]
Financial Assets:
Loans, net	14,224	16,147
Carrying Value [Member]
Financial Assets:
Loans, net	1,383,893	1,429,786
Financial Liabilities:
Deposits	1,617,774	1,798,034
FHLB borrowings	195,060	195,941
Other borrowings	41,002	40,617
Estimated Fair Value [Member]
Financial Assets:
Loans, net	1,411,831	1,464,121
Financial Liabilities:
Deposits	1,650,145	1,769,449
FHLB borrowings	195,108	196,038
Other borrowings	$ 41,472	$ 40,617

Fair Value Measurements (Details Textual) (Level 1 [Member])	12 Months Ended
Dec. 31, 2012
Level 1 [Member]
Fair Value Measurements (Textual) [Abstract]
Period of collateral loan	3 years 9 months 26 days

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The current and deferred components of income tax expense
Current									$ (2,182)	$ 2,153	$ (2,179)
Deferred									(9,737)	(37,787)	(71,185)
Deferred tax asset valuation allowance									9,737	37,787	71,185
Income tax expense (benefit)	$ (2,182)	$ 0	$ 0	$ 0	$ 0	$ 2,110	$ 0	$ 43	$ (2,182)	$ 2,153	$ (2,179)

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provisions for income taxes
Federal income tax benefit, at statutory rate									$ (9,546)	$ (33,761)	$ (74,387)
Change resulting from:
State income tax, net of federal benefit									(529)	(1,859)	(2,459)
Valuation allowance of deferred tax assets									9,737	37,787	71,185
Dividends and tax-exempt interest									10		(22)
Officers' life insurance									(299)	(432)	(428)
Benefit from NOL carryback									(2,182)
Other									627	418	3,932
Income tax expense (benefit)	$ (2,182)	$ 0	$ 0	$ 0	$ 0	$ 2,110	$ 0	$ 43	$ (2,182)	$ 2,153	$ (2,179)

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 99,589	$ 140,303
Federal net operating loss carryforward	55,615	8,964
State net operating loss carryforward	3,265	552
AMT carryforward	502	502
Impairment of securities and other assets	16,021	14,890
Nonaccrual loan interest	13,309	14,362
Accrued expenses	806	827
Nonqualified deferred compensation	1,040	1,086
Total deferred tax assets before valuation allowance	190,147	181,486
Valuation allowance	(173,038)	(163,639)
Total deferred tax assets	17,109	17,847
Deferred tax liabilities:
Prepaid expenses	708	836
Deferred loan costs	880	548
Fair value adjustment to net assets acquired in business combinations	10,535	11,386
Unrealized gain on securities available for sale	2,526	2,348
Depreciation	2,388	2,653
Other	72	76
Total deferred tax liabilities	17,109	17,847
Net deferred tax asset

Income Taxes (Details Textual) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Net operating loss carryforwards	$ 168,300,000								$ 168,300,000
Alternative minimum tax credit carryforwards	502,000				502,000				502,000	502,000
Allowance for loan losses	269,600,000								269,600,000
Deferred tax assets	99,589,000				140,303,000				99,589,000	140,303,000
Lost Interest									36,000,000
Deferred tax assets on loan interest	13,309,000				14,362,000				13,309,000	14,362,000
Deferred tax liability	10,535,000				11,386,000				10,535,000	11,386,000
Provision for income taxes (benefit)	(2,182,000)	0	0	0	0	2,110,000	0	43,000	(2,182,000)	2,153,000	(2,179,000)
Period of carryback of the net operating loss									2006 through 2008
Uncertain tax positions	$ 0								$ 0

Condensed Parent Company Only Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Other assets	$ 18,835	$ 18,472
Total assets	2,054,092	2,166,860	2,900,156
Liabilities:
Other liabilities	10,651	14,849
Total liabilities	1,869,369	2,053,192
Shareholders' equity:
Common stock	1,703	346
Capital surplus	586,347	492,998
Retained deficit	(411,386)	(386,295)
Accumulated other comprehensive income, net of tax	6,837	6,377
Total shareholders' equity before non-controlling interest	183,501	113,426
Non-controlling interest	1,222	242
Total shareholders' equity	184,723	113,668	190,795	125,013	[1]
Total liabilities and shareholders' equity	2,054,092	2,166,860
Parent [Member]
Assets:
Cash on deposit with subsidiaries	21,484	4,250
Equity securities available for sale	347	1,175
Investment in subsidiaries	200,643	154,296
Other assets	7,388	2,586
Total assets	229,862	162,307
Liabilities:
Borrowings	30,939	30,448
Deferred tax liability	9,691	9,729
Other liabilities	4,509	8,462
Total liabilities	45,139	48,639
Shareholders' equity:
Common stock	1,703	346
Capital surplus	586,347	492,998
Retained deficit	(411,386)	(386,295)
Accumulated other comprehensive income, net of tax	6,837	6,377
Total shareholders' equity before non-controlling interest	183,501	113,426
Non-controlling interest	1,222	242
Total shareholders' equity	184,723	113,668
Total liabilities and shareholders' equity	$ 229,862	$ 162,307

[1]	All prior period amounts have been restated to give retroactive effect to the 1 for 25 shares reverse stock split that occurred on April 27, 2011.

Condensed Parent Company Only Financial Statements (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Gain on sale of investment securities available for sale									$ 627	$ 1,481	$ 468
Total interest income	20,094	19,933	20,669	21,606	22,876	24,449	26,283	27,183	82,302	100,791	122,199
Expense:
Interest expense	3,805	4,096	4,472	4,905	5,420	6,897	8,048	8,959	17,278	29,324	46,240
Loss before income taxes and equity in undistributed earnings of subsidiaries	(6,570)	(4,833)	(4,923)	(7,404)	(21,183)	(24,384)	(18,675)	(31,607)	(23,730)	(95,849)	(212,535)
Income tax benefit	(2,182)	0	0	0	0	2,110	0	43	(2,182)	2,153	(2,179)
Net loss attributable to Hampton Roads Bankshares, Inc.									(25,091)	(98,614)	(211,339)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock											(112,114)
Net loss available to common shareholders	(5,598)	(5,921)	(5,667)	(7,905)	(21,413)	(26,741)	(18,793)	(31,667)	(25,091)	(98,614)	(99,225)
Parent [Member]
Income:
Interest income									108	157	87
Other-than-temporary impairment of securities										(93)	(67)
Gain on sale of investment securities available for sale									220		467
Other income									51	235	16
Total interest income									379	299	503
Expense:
Interest expense									1,945	2,421	3,274
Other expense									1,157	2,255	(34)
Total expense									3,102	4,676	3,240
Loss before income taxes and equity in undistributed earnings of subsidiaries									(2,723)	(4,377)	(2,737)
Income tax benefit									(2,182)		(294)
Equity in undistributed loss of subsidiaries									(24,550)	(94,237)	(208,896)
Net loss attributable to Hampton Roads Bankshares, Inc.									(25,091)	(98,614)	(211,339)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock											(112,114)
Net loss available to common shareholders									$ (25,091)	$ (98,614)	$ (99,225)

Condensed Parent Company Only Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net loss	$ (4,388)	$ (4,833)	$ (4,923)	$ (7,404)	$ (21,183)	$ (26,494)	$ (18,675)	$ (31,650)	$ (21,548)	$ (98,002)	$ (210,356)
Adjustments:
Amortization of intangible assets and fair value adjustments									1,720	615	(726)
Stock-based compensation expense									165	110	157
Other-than-temporary impairment of securities										401	67
Change in other assets									(363)	18,232	9,878
Change in other liabilities									(4,198)	(7,501)	3,869
Net cash provided by (used in) operating activities									736	(33,015)	21,734
Investing Activities:
Proceeds from sales of equity securities									3,456	4,630	9,147
Net decrease in loans									4,422	242,990	212,304
Net cash provided by investing activities									54,060	342,270	53,647
Financing Activities:
Issuance of right offering shares, net									43,921	0	9,741
Issuance of stock offering shares, net									47,135	15,515	260,260
Common stock repurchased									(15)	0
Preferred dividends paid and amortization of preferred stock discount										0	1,506
Forfeiture of nonvested stock										0	(38)
Net cash provided by (used in) financing activities									(91,646)	(632,100)	185,487
Increase (decrease) in cash and cash equivalents									(36,850)	(322,845)	260,868
Cash and cash equivalents at beginning of period				138,067				460,912	138,067	460,912	200,044
Cash and cash equivalents at end of period	101,217				138,067				101,217	138,067	460,912
Parent [Member]
Operating Activities:
Net loss									(21,548)	(98,002)	(210,356)
Adjustments:
Equity in undistributed loss of subsidiaries									24,550	94,237	208,896
Amortization of intangible assets and fair value adjustments									491	1,101	1,100
Stock-based compensation expense									165	110	157
Other-than-temporary impairment										93	67
Change in other assets									(4,949)	3,313	(1,061)
Change in other liabilities									(3,953)	(1,282)	6,128
Net cash provided by (used in) operating activities									(5,244)	(523)	4,931
Investing Activities:
Proceeds from sales of equity securities											1,305
Net decrease in loans
Investment in subsidiaries									(66,000)	(38,000)	(230,000)
Net cash provided by investing activities									(66,000)	(38,000)	(228,695)
Financing Activities:
Net decrease in borrowings											(23,500)
Distributed non-controlling interest									(2,563)	(782)	(579)
Issuance of private placement shares, net									47,135		260,260
Issuance of right offering shares, net									43,921		9,741
Issuance of stock offering shares, net										15,515
Common stock repurchased									(15)
Preferred dividends paid and amortization of preferred stock discount											1,506
Forfeiture of nonvested stock											(38)
Net cash provided by (used in) financing activities									88,478	14,733	247,390
Increase (decrease) in cash and cash equivalents									17,234	(23,790)	23,626
Cash and cash equivalents at beginning of period				4,250				28,040	4,250	28,040	4,414
Cash and cash equivalents at end of period	$ 21,484				$ 4,250				$ 21,484	$ 4,250	$ 28,040

Related Party Transactions (Details) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 Lease_Facility	Dec. 31, 2012 Kitty Hawk Branches [Member] OptionalRenewals	Dec. 31, 2012 Eastern Branches [Member] OptionalRenewals	Dec. 31, 2012 Executive Officer Director and Associates [Member]	Dec. 31, 2011 Executive Officer Director and Associates [Member]	Dec. 31, 2012 Director [Member]	Dec. 31, 2012 Director Wife [Member]	Dec. 31, 2012 Insider [Member]
Related Party Transactions (Textual) [Abstract]
Loans to executive officers, directors, and their associates				$ 89,900,000	$ 78,100,000			$ 3,500,000
Deposits from executive officers, directors, and their associates				41,000,000	39,200,000
Monthly payments of leases to director			2,280			8,000	18,410
Lease term			5 years			20 years
Lease term renewal	5 years					5 years
Times of lease renewal		3	1
Related Party Transactions (Additional Textual) [Abstract]
Additional loans by existing executive officers, directors, and their associates	27,600,000
Repayments of loans by existing executive officers, directors, and their associates	$ 19,300,000
Kitty Hawk lease term renewal	5 years
Number of lease facility	2

Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarized unaudited quarterly financial data
Interest income	$ 20,094	$ 19,933	$ 20,669	$ 21,606	$ 22,876	$ 24,449	$ 26,283	$ 27,183	$ 82,302	$ 100,791	$ 122,199
Interest expense	3,805	4,096	4,472	4,905	5,420	6,897	8,048	8,959	17,278	29,324	46,240
Net interest income	16,289	15,837	16,197	16,701	17,456	17,552	18,235	18,224	65,024	71,467	75,959
Provision for loan losses	870	2,476	4,346	7,302	14,117	17,679	14,740	21,314	14,994	67,850	211,800
Noninterest income (loss)	366	2,200	1,993	3,108	(1,127)	(171)	3,383	2,125	7,667	4,210	18,638
Noninterest expense	22,355	20,394	18,767	19,911	23,395	24,086	25,553	30,642	81,427	103,676	95,332
Loss before provision for income taxes (benefit)	(6,570)	(4,833)	(4,923)	(7,404)	(21,183)	(24,384)	(18,675)	(31,607)	(23,730)	(95,849)	(212,535)
Provision for income taxes (benefit)	(2,182)	0	0	0	0	2,110	0	43	(2,182)	2,153	(2,179)
Net loss	(4,388)	(4,833)	(4,923)	(7,404)	(21,183)	(26,494)	(18,675)	(31,650)	(21,548)	(98,002)	(210,356)
Net income attributable to non-controlling interest	1,210	1,088	744	501	230	247	118	17	3,543	612	983
Net loss available to common shareholders	$ (5,598)	$ (5,921)	$ (5,667)	$ (7,905)	$ (21,413)	$ (26,741)	$ (18,793)	$ (31,667)	$ (25,091)	$ (98,614)	$ (99,225)
Basic and diluted loss per share	$ (0.03)	$ (0.05)	$ (0.15)	$ (0.23)	$ (0.62)	$ (0.77)	$ (0.56)	$ (0.95)